UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Alyssa Albertelli
Artisan Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Shareholders.

SEMIANNUAL

REPORT

March 31, 2011

ARTISAN GLOBAL EQUITY FUND

ARTISAN GLOBAL VALUE FUND

ARTISAN GROWTH OPPORTUNITIES FUND (formerly known as

Artisan Opportunistic Growth Fund)

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN VALUE FUND (formerly known as Artisan

Opportunistic Value Fund)

ARTISAN FUNDS

INVESTOR SHARES

SCHEDULES OF INVESTMENTS
2	Artisan Global Equity Fund
5	Artisan Global Value Fund
8	Artisan Growth Opportunities Fund
10	Artisan International Fund
13	Artisan International Small Cap Fund
16	Artisan International Value Fund
19	Artisan Mid Cap Fund
22	Artisan Mid Cap Value Fund
25	Artisan Small Cap Fund
28	Artisan Small Cap Value Fund
32	Artisan Value Fund

34	STATEMENTS OF ASSETS AND LIABILITIES

40	STATEMENTS OF OPERATIONS

46	STATEMENTS OF CHANGES IN NET ASSETS

52	FINANCIAL HIGHLIGHTS

63	NOTES TO FINANCIAL STATEMENTS

84	SHAREHOLDER EXPENSE EXAMPLE

87	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

92	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

93	PROXY VOTING POLICIES AND PROCEDURES

93	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Effective July 1, 2011, Artisan Funds, Inc. will change its name to Artisan Partners Funds, Inc. but will continue to do business as Artisan Funds.

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 97.6%

AUSTRALIA - 2.0%
Asciano Ltd	78,916	$142,031
Foster’s Group Limited	22,284	131,843

		273,874
BELGIUM - 1.5%
Anheuser-Busch InBev NV	3,739	212,990

BRAZIL - 1.0%
Banco Daycoval SA, Preferred(1)	17,600	131,516

CANADA - 1.1%
Canadian National Railway Company	1,971	148,714

CHINA - 2.6%
Camelot Information Systems, Inc. (DR)(2)	13,733	227,830
ShangPharma Corporation (DR)(2)	10,775	130,485

		358,315
DENMARK - 1.0%
Novo Nordisk A/S, Class B	1,092	137,195

FRANCE - 11.0%
Air Liquide SA	1,345	178,719
Christian Dior SA	1,245	175,259
DANONE S.A.	3,549	231,841
Ipsos	3,143	153,961
Pernod Ricard SA	2,041	190,616
Schneider Electric SA	2,088	356,869
Total SA	3,712	225,971

		1,513,236
GERMANY - 5.1%
Bayer AG	3,608	279,388
Siemens AG	2,064	282,886
Tom Tailor Holding AG(2)	6,841	132,822

		695,096
HONG KONG - 4.5%
AIA Group Ltd.(2)	90,800	279,571
Dairy Farm International Holdings Limited	9,800	81,536
Sands China Ltd.(2)	111,590	249,044

		610,151
INDIA - 1.7%
Housing Development Finance Corporation Ltd.	14,878	232,870

	Shares Held	Value

JAPAN - 6.4%
INPEX CORPORATION	34	$257,923
KDDI CORPORATION	25	154,785
LAWSON, INC.	3,000	144,626
NITTO DENKO CORPORATION	2,200	116,639
TOYOTA MOTOR CORPORATION	5,000	201,371

		875,344
KOREA - 1.2%
Samsung Electronics Co., Ltd.	200	169,926

NETHERLANDS - 2.5%
Akzo Nobel N.V.	2,815	193,407
Arcadis N.V.	5,910	142,847

		336,254
PERU - 1.0%
Credicorp Ltd.	1,365	143,229

PHILIPPINES - 1.6%
Alliance Global Group, Inc.	795,300	218,433

RUSSIA - 2.3%
Gazprom (DR)	6,143	198,849
Pharmstandard (DR)(2)	4,355	121,722

		320,571
SPAIN - 1.6%
Amadeus IT Holding SA(2)	11,388	217,877

SWITZERLAND - 8.0%
Givaudan SA(2)	138	138,751
Julius Baer Group Ltd.	3,104	134,704
Nestle SA	7,462	427,735
Swatch Group AG - Bearer Shares	470	207,803
UBS AG(2)	10,552	189,327

		1,098,320
TURKEY - 1.0%
Turkiye Is Bankasi, C Shares	43,018	137,631

UNITED KINGDOM - 12.6%
Anglo American PLC	2,729	140,398
CPP Group PLC	102,588	253,440
Experian PLC	11,107	137,554
GlaxoSmithKline PLC	8,311	158,590
HSBC Holdings plc	23,550	242,163
Standard Chartered plc	5,459	141,606
Tesco plc	19,824	121,164

	Shares Held	Value

UNITED KINGDOM (CONTINUED)
Vodafone Group Plc	88,781	$251,376
WPP plc	22,158	273,170

		1,719,461
UNITED STATES - 27.9%
Accenture plc, Class A	3,256	178,982
Allergan, Inc.	1,914	135,932
American Express Company	2,811	127,057
Apple Inc.(2)	365	127,184
The Bank of New York Mellon Corporation	8,131	242,873
CME Group Inc., Class A	442	133,285
Coach, Inc.	2,715	141,289
The Dun & Bradstreet Corporation	2,648	212,476
EMC Corporation(2)	13,299	353,088
Franklin Resources, Inc.	1,351	168,983
Google Inc., Class A(2)	428	250,898
Halliburton Company	3,460	172,446
Hewlett-Packard Company	6,383	261,512
JPMorgan Chase & Co.	4,485	206,759
McDonald’s Corporation	2,345	178,431
Mead Johnson Nutrition Company	2,288	132,544
NIKE, Inc., Class B	1,375	104,088
Oracle Corporation	7,317	244,168
Thermo Fisher Scientific Inc.(2)	2,231	123,932
United Technologies Corporation	1,644	139,165
YUM! Brands, Inc.	3,523	181,012

		3,816,104

Total common and preferred stocks (Cost $12,172,136)		13,367,107

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $651,000(3) (Cost $651,000)	$651,000	651,000

Total investments - 102.4% (Cost $12,823,136)		14,018,107

Other assets less liabilities - (2.4%)		(323,796)

Total net assets - 100.0%(4)		$13,694,311

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	666,996

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS
Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	5/19/2011	$655,000	$637,739	$17,261

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,998,250	14.6%
Consumer Staples	1,893,328	13.8
Energy	855,189	6.3
Financials	2,511,574	18.3
Healthcare	1,087,244	7.9
Industrials	1,815,982	13.3
Information Technology	2,031,465	14.8
Materials	767,914	5.6
Telecommunication Services	406,161	3.0

Total common and preferred stocks	13,367,107	97.6
Short-term investments	651,000	4.8

Total investments	14,018,107	102.4
Other assets less liabilities	(323,796)	(2.4)

Total net assets	$13,694,311	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Australian dollar	$273,874	1.9%
Brazilian real	131,516	0.9
British pound	1,719,461	12.3
Canadian dollar	148,714	1.1
Danish krone	137,195	1.0
Euro	2,975,453	21.2
Hong Kong dollar	528,615	3.8
Indian rupee	232,870	1.7
Japanese yen	875,344	6.2
Korean won	169,926	1.2
Philippine peso	218,433	1.6
Swiss franc	1,098,320	7.8
Turkish lira	137,631	1.0
U.S. dollar	5,370,755	38.3

Total investments	$14,018,107	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Europe	40.4%	43.3%
Americas	28.5	29.0
Pacific Basin	10.3	12.9
Emerging Markets	21.4	12.4

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nestle SA	Switzerland	3.1%
Schneider Electric SA	France	2.6
EMC Corporation	United States	2.6
Siemens AG	Germany	2.1
AIA Group Ltd.	Hong Kong	2.0
Bayer AG	Germany	2.0
WPP plc	United Kingdom	2.0
Hewlett-Packard Company	United States	1.9
INPEX CORPORATION	Japan	1.9
CPP Group PLC	United Kingdom	1.9

Total		22.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY LINKED SECURITIES - 94.8%

BELGIUM - 1.4%
Groupe Bruxelles Lambert S.A.	8,474	$791,296

FRANCE - 7.7%
Publicis Groupe	28,544	1,600,909
Sodexo	20,985	1,532,499
Total SA	20,013	1,218,307

		4,351,715
GERMANY - 1.3%
HeidelbergCement AG	10,795	753,995

HONG KONG - 1.2%
Guoco Group Limited	56,950	702,856

IRELAND - 1.0%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	126,063	594,926

JAPAN - 5.4%
Credit Saison Co., Ltd.	46,800	752,806
Daiwa Securities Group Inc.	107,596	494,129
Kao Corporation	36,100	900,547
Mitsubishi UFJ Financial Group, Inc.	90,328	416,999
SANKYO CO., LTD.	9,648	494,695

		3,059,176
NETHERLANDS - 3.8%
ING Groep N.V.(5)	100,710	1,274,687
Koninklijke Ahold NV	64,973	871,811

		2,146,498
SWITZERLAND - 8.7%
Adecco SA	16,576	1,090,028
Novartis AG	26,771	1,452,075
Panalpina Welttransport Holding AG(5)	9,418	1,175,071
Pargesa Holding SA	12,754	1,221,940

		4,939,114
UNITED KINGDOM - 14.6%
BAE Systems plc	111,423	580,741
Compass Group PLC	240,521	2,162,653
Diageo plc	84,170	1,600,051
Experian PLC	106,437	1,318,160
Lloyds Banking Group plc(5)	1,031,921	961,626
Unilever PLC (DR)	54,784	1,677,486

		8,300,717

	Shares Held	Value

UNITED STATES - 49.7%
3M Company	13,946	$1,303,951
Accenture plc, Class A	21,776	1,197,027
American Express Company	29,812	1,347,502
Arch Capital Group Ltd.(5)(6)	21,472	2,129,808
The Bank of New York Mellon Corporation	62,363	1,862,783
Becton, Dickinson and Company	15,299	1,218,106
The Chubb Corporation	27,586	1,691,298
Cintas Corporation	25,469	770,947
Google Inc., Class A(5)	1,167	684,107
Johnson & Johnson	28,429	1,684,418
Lockheed Martin Corporation	11,772	946,469
Marsh & McLennan Companies, Inc.	64,838	1,932,821
MasterCard Incorporated, Class A	10,625	2,674,525
Microsoft Corporation	17,275	438,094
Mohawk Industries, Inc.(5)	24,411	1,492,733
The Procter & Gamble Company	12,784	787,494
Signet Jewelers Ltd.(5)	52,359	2,409,561
TE Connectivity Ltd.	58,712	2,044,352
Wal-Mart Stores, Inc.	30,959	1,611,416

		28,227,412
Total common stocks and equity linked securities (Cost $43,342,178)		53,867,705
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $3,036,001(7) (Cost $3,036,000)	$3,036,000	3,036,000

Total investments - 100.2% (Cost $46,378,178)		56,903,705

Other assets less liabilities - (0.2%)		(104,855)

Total net assets - 100.0%(8)		$56,798,850

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $594,926 or 1.0% of total net assets.

(2)	Non-voting shares.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09- 3/22/11	$575,511	$594,926	1.0%

(5)	Non-income producing security.
(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$3,097,491

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS
Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	5/19/2011	$900,000	$857,345	$42,655

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$9,693,050	17.1%
Consumer Staples	7,448,805	13.1
Energy	1,218,307	2.1
Financials	15,580,551	27.4
Healthcare	4,354,599	7.7
Industrials	7,780,293	13.7
Information Technology	7,038,105	12.4
Materials	753,995	1.3

Total common stocks and equity linked securities	53,867,705	94.8
Short-term investments	3,036,000	5.4

Total investments	56,903,705	100.2
Other assets less liabilities	(104,855)	(0.2)

Total net assets	$56,798,850	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
British pound	$6,623,231	11.6%
Euro	8,638,430	15.2
Hong Kong dollar	702,856	1.2
Japanese yen	3,059,176	5.4
Swiss franc	4,939,114	8.7
U.S. dollar	32,940,898	57.9

Total investments	$56,903,705	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Americas	51.7%	49.7%
Europe	37.9	38.5
Pacific Basin	5.3	6.6

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
MasterCard Incorporated	United States	4.7%
Signet Jewelers Ltd.	United States	4.2
Compass Group PLC	United Kingdom	3.8
Arch Capital Group Ltd.	United States	3.7
TE Connectivity Ltd.	United States	3.6
Marsh & McLennan Companies, Inc.	United States	3.4
The Bank of New York Mellon Corporation	United States	3.3
The Chubb Corporation	United States	3.0
Johnson & Johnson	United States	3.0
Unilever PLC	United Kingdom	3.0

Total		35.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa) and Groupe Bruxelles Lambert SA (GBL), which represent 2.2% and 1.4%, respectively, of the Fund’s total net assets. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 3.6% of the Fund’s total net assets.

The accompanying notes are an integral part of the financial statements.

ARTISAN GROWTH OPPORTUNITIES FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 99.3%

BRAZIL - 5.2%
Anhanguera Educacional Participacoes SA	59,500	$1,457,024
Mills Estruturas e Servicos de Engenharia SA	153,750	1,690,388
OdontoPrev SA	158,050	2,582,779
Totvs SA	85,150	1,635,043

		7,365,234
CHINA - 1.1%
Ctrip.com International, Ltd. (DR)(1)	37,002	1,535,213

HONG KONG - 1.9%
Wynn Macau Limited	954,100	2,667,808

INDIA - 2.1%
HDFC BANK LIMITED (DR)	9,223	1,567,357
Jubilant Foodworks Limited(1)	116,300	1,403,189

		2,970,546
JAPAN - 0.7%
FANUC CORP.	7,000	1,059,510

SWEDEN - 2.2%
Hexagon AB	127,745	3,049,980

SWITZERLAND - 5.4%
ABB Limited (DR)(1)	191,400	4,629,966
Compagnie Financiere Richemont SA	51,850	2,994,711

		7,624,677
UNITED KINGDOM - 5.0%
ARM Holdings PLC	260,150	2,399,661
Rotork plc	102,100	2,859,751
The Weir Group PLC	67,700	1,879,940

		7,139,352
UNITED STATES - 75.7%
Agilent Technologies, Inc.(1)	144,050	6,450,559
Allergan, Inc.	66,325	4,710,402
Apple Inc.(1)	13,475	4,695,364
Baker Hughes Incorporated	29,800	2,188,214
Broadcom Corporation, Class A	37,925	1,493,486
Capital One Financial Corporation	41,150	2,138,154
Cerner Corporation(1)	34,879	3,878,545
Citrix Systems, Inc.(1)	47,050	3,456,293
Comerica Incorporated	43,900	1,612,008
Edwards Lifesciences Corporation(1)	38,700	3,366,900
EMC Corporation(1)	291,200	7,731,360

	Shares Held	Value

UNITED STATES (CONTINUED)
Google Inc., Class A(1)	15,795	$9,259,187
IHS Inc.(1)	37,900	3,363,625
IntercontinentalExchange, Inc.(1)	25,000	3,088,500
JPMorgan Chase & Co.	61,025	2,813,252
Juniper Networks, Inc.(1)	115,300	4,851,824
Monsanto Company	63,300	4,574,058
National Oilwell Varco, Inc.	71,450	5,663,842
Occidental Petroleum Corporation	30,150	3,150,373
Oracle Corporation	179,200	5,979,904
Polo Ralph Lauren Corporation, Class A	24,550	3,035,608
Precision Castparts Corp.	40,475	5,957,110
Regeneron Pharmaceuticals, Inc.(1)	49,600	2,229,024
Starbucks Corporation	138,302	5,110,259
Trimble Navigation Limited(1)	124,350	6,284,649

		107,082,500

Total common stocks (Cost $112,346,115)		140,494,820

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $8,512,002(2) (Cost $8,512,000)	$8,512,000	8,512,000

Total investments - 105.3% (Cost $120,858,115)		149,006,820

Other assets less liabilities - (5.3%)		(7,521,419)

Total net assets - 100.0%(3)		$141,485,401

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$8,686,112

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$18,203,812	12.9%
Energy	11,002,429	7.8
Financials	11,219,271	7.9
Healthcare	23,218,209	16.4
Industrials	24,490,270	17.3
Information Technology	47,786,771	33.8
Materials	4,574,058	3.2

Total common stocks	140,494,820	99.3
Short-term investments	8,512,000	6.0

Total investments	149,006,820	105.3
Other assets less liabilities	(7,521,419)	(5.3)

Total net assets	$141,485,401	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Brazilian real	$7,365,234	4 .9%
British pound	7,139,352	4.8
Hong Kong dollar	2,667,808	1.8
Indian rupee	1,403,189	0.9
Japanese yen	1,059,510	0.7
Swedish krona	3,049,980	2.1
Swiss franc	2,994,711	2.0
U.S. dollar	123,327,036	82.8

Total investments	$149,006,820	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Americas	72.3%	75.7%
Europe	8.5	12.6
Emerging Markets	9.6	8.4
Pacific Basin	4.0	2.6

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Google Inc.,	United States	6.5%
EMC Corporation	United States	5.5
Agilent Technologies, Inc.	United States	4.6
Trimble Navigation Limited	United States	4.4
Oracle Corporation	United States	4.2
Precision Castparts Corp.	United States	4.2
National Oilwell Varco, Inc.	United States	4.0
Starbucks Corporation	United States	3.6
Juniper Networks, Inc.	United States	3.4
Allergan, Inc.	United States	3.3

Total		43.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.5%

AUSTRALIA - 2.8%
Asciano Ltd	59,635,470	$107,330,041
Coca-Cola Amatil Limited	1,587,568	19,278,260
Foster’s Group Limited	25,880,634	153,122,264

		279,730,565
BELGIUM - 1.9%
Anheuser-Busch InBev NV	3,247,042	184,965,574

BRAZIL - 1.0%
Petroleo Brasileiro S.A. (DR)	2,427,985	98,163,434

CANADA - 2.7%
Canadian National Railway Company	698,627	52,585,654
Canadian Pacific Railway Limited	3,325,418	213,957,394

		266,543,048
CHINA - 7.7%
Baidu, Inc., Class A (DR)(1)	1,669,970	230,138,566
Beijing Enterprises Holdings Ltd.	7,901,853	45,205,399
China Construction Bank, H Shares	122,296,100	114,615,008
China Overseas Land & Investment Limited	21,597,168	44,146,399
China Resources Land Limited	24,694,700	46,223,889
Ctrip.com International, Ltd. (DR)(1)	2,058,472	85,406,003
E-Commerce China Dangdang, Inc., Class A (DR)(1)	890,204	18,364,909
Huabao International Holdings Limited	78,738,359	121,469,979
SINA Corporation(1)	302,599	32,390,197
Tencent Holdings Limited	1,242,300	30,280,718

		768,241,067
FRANCE - 9.1%
BNP Paribas	1,684,554	123,211,079
Compagnie de Saint-Gobain	482,271	29,529,502
LVMH Moet Hennessy Louis Vuitton SA	146,623	23,210,593
Natixis(1)	14,990,880	84,789,060
Pernod Ricard SA	2,437,304	227,628,209
Publicis Groupe	1,191,619	66,832,746
Unibail-Rodamco	883,120	191,300,510
Vinci SA	2,464,026	153,980,455

		900,482,154

	Shares Held	Value

GERMANY - 13.0%
BASF AG	1,351,040	$116,853,720
Bayer AG	3,871,012	299,754,818
Beiersdorf AG	1,548,804	94,526,130
Brenntag AG(1)	611,613	67,920,692
Daimler AG(1)	3,860,795	272,755,093
Linde AG	1,287,881	203,416,779
Siemens AG	1,708,966	234,226,361

		1,289,453,593
HONG KONG - 17.5%
AIA Group Ltd.(1)	61,257,300	188,610,002
The Bank of East Asia, Ltd.	5,667,500	24,153,297
BOC Hong Kong (Holdings) Limited	24,467,412	79,738,370
Cheung Kong (Holdings) Limited	9,034,000	147,497,670
Galaxy Entertainment Group Limited(1)	19,775,324	28,778,714
Hang Seng Bank Limited	5,539,677	89,448,989
Henderson Land Development Company Limited	15,798,700	109,474,122
Hong Kong Exchanges & Clearing Limited	4,972,800	107,849,324
Hongkong Land Holdings Limited	6,904,926	48,334,482
NWS Holdings Limited	42,282,411	64,685,666
Sands China Ltd.(1)	170,209,125	379,869,051
Sino Land Company Limited	66,627,800	118,718,952
Sun Hung Kai Properties Limited	8,779,100	139,047,139
Wynn Macau Limited	75,827,772	212,025,897

		1,738,231,675
INDIA - 1.2%
Coal India Limited	1,366,357	10,585,858
Housing Development Finance Corporation Ltd.	6,817,544	106,708,055

		117,293,913
ITALY - 2.1%
Fiat Industrial SpA(1)	8,213,575	117,915,972
Intesa Sanpaolo	29,877,361	88,410,469

		206,326,441
JAPAN - 8.9%
BRIDGESTONE CORPORATION	3,871,800	81,131,851
CANON INC.	2,208,400	96,109,738
HONDA MOTOR CO., LTD.	4,634,900	174,129,148
JAPAN TOBACCO INC.	8,968	32,398,221
KDDI CORPORATION	5,358	33,173,479
KUBOTA CORPORATION	3,046,400	28,713,364

	Shares Held	Value

JAPAN (CONTINUED)
MITSUI & CO., LTD.	13,943,300	$249,933,401
SOFTBANK Corp	4,654,600	185,781,101

		881,370,303
NETHERLANDS - 3.0%
Akzo Nobel N.V.	1,869,592	128,451,866
ING Groep N.V.(1)	12,077,325	152,862,799
TNT NV	821,101	21,062,316

		302,376,981
RUSSIA - 1.4%
Gazprom (DR)	4,201,123	135,990,351

SINGAPORE - 1.0%
City Developments Limited	3,036,730	27,753,375
Genting Singapore PLC(1)	42,258,571	68,726,752

		96,480,127
SPAIN - 1.3%
Amadeus IT Holding SA(1)	1,321,230	25,278,026
Industria de Diseno Textil, S.A.	1,319,988	105,918,254

		131,196,280
SWEDEN - 0.8%
Sandvik AB	4,491,140	84,743,861

SWITZERLAND - 8.2%
ABB Limited(1)	4,255,151	102,197,747
Adecco SA	2,877,021	189,191,147
Nestle SA	5,523,760	316,631,425
Swatch Group AG - Bearer Shares	464,539	205,388,446

		813,408,765
UNITED KINGDOM - 11.4%
BG Group plc	1,983,921	49,362,194
Experian PLC	13,677,775	169,391,275
Imperial Tobacco Group plc	3,447,760	106,580,321
Kingfisher PLC	44,317,106	174,818,828
Standard Chartered plc	1,963,427	50,931,101
Tesco plc	30,160,839	184,343,011
WPP plc	21,549,878	265,672,725
Xstrata plc	5,482,546	128,144,543

		1,129,243,998
UNITED STATES - 0.5%
Accenture plc, Class A	948,710	52,150,589

Total common stocks (Cost $7,671,291,918)		9,476,392,719

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/2011, due 4/1/2011, maturity value $235,869,066(2) (Cost $235,869,000)	$235,869,000	$235,869,000

Total investments - 97.9% (Cost $7,907,160,918)		9,712,261,719

Other assets less liabilities - 2.1%		208,655,471

Total net assets - 100.0%(3)		$9,920,917,190

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$5,341,024
U.S. Treasury Bond	4.375%	11/15/2039	235,248,110

			$240,589,134

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,163,029,010	21.8%
Consumer Staples	1,319,473,415	13.3
Energy	294,101,837	3.0
Financials	2,083,824,091	21.0
Healthcare	299,754,818	3.0
Industrials	1,932,570,247	19.5
Information Technology	466,347,834	4.7
Materials	698,336,887	7.0
Telecommunication Services	218,954,580	2.2

Total common stocks	9,476,392,719	95.5
Short-term investments	235,869,000	2.4

Total investments	9,712,261,719	97.9
Other assets less liabilities	208,655,471	2.1

Total net assets	$9,920,917,190	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Australian dollar	$279,730,565	2.9%
British pound	1,129,243,998	11.6
Euro	3,014,801,023	31.0
Hong Kong dollar	2,091,838,585	21.5
Indian rupee	117,293,913	1.2
Japanese yen	881,370,303	9.1
Singapore dollar	96,480,127	1.0
Swedish krona	84,743,861	0.9
Swiss franc	813,408,765	8.4
U.S. dollar	1,203,350,579	12.4

Total investments	$9,712,261,719	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Europe	60.9	50.8
Pacific Basin	20.2	30.2
Emerging Markets	11.0	11.3
Americas	6.2	3.2

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Sands China Ltd.	Hong Kong	3.8%
Nestle SA	Switzerland	3.2
Bayer AG	Germany	3.0
Daimler AG	Germany	2.7
WPP plc	United Kingdom	2.7
MITSUI & CO., LTD.	Japan	2.5
Siemens AG	Germany	2.4
Baidu, Inc.	China	2.3
Pernod Ricard SA	France	2.3
Canadian Pacific Railway Limited	Canada	2.2

Total		27.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 96.2%

AUSTRALIA - 2.1%
Domino’s Pizza Enterprises Limited	2,522,592	$16,177,302

AUSTRIA - 2.2%
Flughafen Wien AG	268,708	17,041,374

BRAZIL - 0.5%
M Dias Branco SA	147,600	3,525,802

CHINA - 17.4%
AMVIG Holdings Ltd	9,484,000	7,315,502
Beijing Enterprises Water Group Limited(1)	66,324,000	23,277,413
China Everbright International Limited	20,598,700	10,036,456
China Gas Holdings Ltd.	25,356,000	12,484,779
Hengan International Group Company Limited	1,658,550	12,313,511
Hengdeli Holdings Limited	14,132,000	7,448,843
Intime Department Store Group Company Limited	13,977,800	18,975,975
Longtop Financial Technologies Limited (DR)(1)	227,483	7,147,516
Maoye International Holdings Ltd.	5,245,000	2,258,872
New World Department Store China	11,048,000	7,726,520
Qihoo 360 Technology Co. Ltd. (DR)(1)	55,853	1,652,690
REXLot Holdings Limited	128,375,000	14,193,198
Yingde Gases(1)	10,254,500	8,568,981

		133,400,256
EGYPT - 0.3%
Commercial International Bank Egypt SAE (DR)	477,573	2,621,876

FRANCE - 6.4%
Boiron SA	34,434	1,454,235
Eurofins Scientific	86,521	7,630,488
Gemalto NV	139,155	6,844,186
Havas SA	1,263,048	6,782,275
Ipsos	365,412	17,899,889
Rubis	69,658	8,314,137

		48,925,210
GERMANY - 21.1%
Gerresheimer AG(1)	536,112	24,540,817

	Shares Held	Value

GERMANY (CONTINUED)
GfK SE	499,973	$27,616,182
Sixt AG	400,994	20,393,031
Tom Tailor Holding AG(1)	436,279	8,470,633
Wacker Neuson SE(1)	1,469,249	23,175,095
Wirecard AG	3,211,487	57,596,923

		161,792,681
HONG KONG - 9.9%
Chow Sang Sang Holdings International Limited	2,914,800	6,497,693
Galaxy Entertainment Group Limited(1)	910,000	1,324,309
Man Wah Holdings Limited	5,844,100	7,558,175
Melco Crown Entertainment Limited (DR)(1)	2,007,627	15,257,965
Shangri-La Asia Limited	4,880,000	12,472,042
SJM Holdings Limited	16,433,000	28,984,934
Sun Hung Kai & Co. Limited	4,498,512	3,631,867

		75,726,985
IRELAND - 2.4%
Smurfit Kappa Group PLC(1)	1,457,411	18,485,706

ITALY - 5.8%
Davide Campari - Milano S.p.A.	4,040,199	27,334,815
Marr SpA	1,372,476	16,883,227

		44,218,042
JAPAN - 0.3%
NTN CORPORATION	461,000	2,211,337

NETHERLANDS - 4.5%
Arcadis N.V.	159,987	3,866,940
Imtech NV	829,610	30,792,180

		34,659,120
PHILIPPINES - 1.5%
Alliance Global Group, Inc.	41,323,400	11,349,653

RUSSIA - 1.4%
Globaltrans Investment PLC (DR)	327,506	6,022,835
Pharmstandard(1)(2)	48,645	4,760,476

		10,783,311
SINGAPORE - 3.9%
City Developments Limited	779,972	7,128,344
Mandarin Oriental International Limited	3,607,000	7,538,630
SIA Engineering Company	4,609,700	14,811,015

		29,477,989

	Shares Held	Value

SWITZERLAND - 4.4%
Bank Sarasin & Cie AG, B Shares	392,568	$17,096,048
Burckhardt Compression Holding AG	3,739	1,177,470
Schindler Holding AG, Participation Certificates(3)	126,824	15,243,734

		33,517,252
TURKEY - 3.7%
Bizim Toptan Satis Magazalari AS(1)	552,814	11,277,900
Coca-Cola Icecek AS	1,331,005	16,680,125

		27,958,025
UNITED KINGDOM - 8.4%
Aegis Group plc	7,843,606	17,980,687
Babcock International Group plc	2,327,156	23,183,307
Informa PLC	1,204,644	8,052,681
Mothercare plc	2,336,963	14,995,816

		64,212,491

Total common stocks (Cost $542,345,794)		736,084,412

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $32,158,009(4) (Cost $32,158,000)	$32,158,000	32,158,000

Total investments - 100.4% (Cost $574,503,794)		768,242,412

Other assets less liabilities - (0.4%)		(2,889,539)

Total net assets - 100.0%(5)		$765,352,873

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $4,760,476 or 0.6% of total net assets.

(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	11/15/2039	$32,805,314

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$248,212,621	32.4%
Consumer Staples	99,365,033	13.0
Financials	30,478,135	4.0
Healthcare	38,386,016	5.0
Industrials	167,954,774	21.9
Information Technology	73,241,315	9.6
Materials	34,370,189	4.5
Utilities	44,076,329	5.8

Total common stocks	736,084,412	96.2
Short-term investments	32,158,000	4.2

Total investments	768,242,412	100.4
Other assets less liabilities	(2,889,539)	(0.4)

Total net assets	$765,352,873	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Australian dollar	$16,177,302	2.1%
Brazilian real	3,525,802	0.5
British pound	64,212,491	8.4
Euro	325,122,133	42.3
Hong Kong dollar	185,069,070	24.1
Japanese yen	2,211,337	0.3
Philippine peso	11,349,653	1.5
Singapore dollar	21,939,359	2.8
Swiss franc	33,517,252	4.4
Turkish lira	27,958,025	3.6
U.S. dollar	77,159,988	10.0

Total investments	$768,242,412	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Europe	58.4%	55.2%
Emerging Markets	25.1	24.8
Pacific Basin	12.8	16.2
Americas	2.9	-

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	7.5%
Imtech NV	Netherlands	4.0
SJM Holdings Limited	Hong Kong	3.8
GfK SE	Germany	3.6
Davide Campari - Milano S.p.A.	Italy	3.6
Gerresheimer AG	Germany	3.2
Beijing Enterprises Water Group Limited	China	3.0
Babcock International Group plc	United Kingdom	3.0
Wacker Neuson SE	Germany	3.0
Sixt AG	Germany	2.7

Total		37.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY LINKED SECURITIES -91.2%

BELGIUM - 1.3%
Groupe Bruxelles Lambert S.A.	700,010	$65,366,422

DENMARK - 1.2%
Carlsberg A/S, Class B	550,776	59,304,836

FRANCE - 10.7%
Gemalto NV	869,474	42,764,127
Publicis Groupe	2,838,842	159,218,347
Societe Television Francaise 1	2,997,400	55,031,720
Sodexo	1,841,128	134,454,422
Total SA	2,178,677	132,628,707

		524,097,323
GERMANY - 2.7%
HeidelbergCement AG	1,885,623	131,704,493

HONG KONG - 2.1%
Guoco Group Limited	8,093,700	99,889,465

IRELAND - 2.9%
ICON PLC (DR)(1)(2)	2,321,186	50,114,406
Ryanair Holdings PLC, Equity-Linked Security, 144A(3)(4)(5)(6)	19,585,595	92,429,790

		142,544,196
JAPAN - 9.7%
Credit Saison Co., Ltd.	6,115,559	98,372,421
Daiwa Securities Group Inc.	13,137,131	60,331,619
Kao Corporation	4,099,600	102,268,213
Mitsubishi UFJ Financial Group, Inc.(6)	3,654,200	16,869,594
Mitsubishi UFJ Financial Group, Inc.	8,448,406	39,002,018
NIFCO INC.	392,500	9,399,615
SANKYO CO., LTD.	1,500,038	76,913,466
SEINO HOLDINGS CO., LTD.	2,540,800	19,182,765
Stanley Electric Co., Ltd.	1,537,600	25,417,168
Unihair Co., Ltd.(2)	2,410,900	28,143,591

		475,900,470
KOREA - 0.5%
Lotte Chilsung Beverage Co., Ltd.	26,147	25,599,962

	Shares Held	Value

NETHERLANDS - 4.1%
ING Groep N.V.(1)	8,811,899	$111,532,276
Koninklijke Ahold NV	6,636,358	89,046,944

		200,579,220
SWITZERLAND - 14.1%
Adecco SA	2,235,123	146,980,326
Givaudan SA(1)	42,215	42,444,804
Nestle SA	1,408,508	80,738,101
Novartis AG	2,654,901	144,003,449
Panalpina Welttransport Holding AG(1)	894,880	111,652,965
Pargesa Holding SA	1,583,837	151,744,862
Tamedia AG	84,446	10,664,928

		688,229,435
THAILAND - 0.3%
Thai Beverage Public Company Limited	69,635,696	16,020,906

UNITED KINGDOM - 23.6%
BAE Systems plc	7,821,984	40,768,517
Carpetright PLC	2,511,694	27,419,096
Compass Group PLC	27,916,472	251,011,970
Diageo plc	6,804,163	129,345,505
Experian PLC	11,708,412	145,001,862
Lancashire Holdings Ltd	4,895,323	46,922,111
Lloyds Banking Group plc(1)	95,420,509	88,920,396
Qinetiq Group PLC(1)(2)	57,578,829	112,411,745
Reed Elsevier PLC	16,709,614	144,749,963
Savills Plc(2)	9,065,083	52,075,613
Unilever PLC (DR)	3,776,712	115,642,921

		1,154,269,699
UNITED STATES - 18.0%
Accenture plc, Class A	2,252,980	123,846,311
Arch Capital Group Ltd.(1)(2)	1,810,188	179,552,548
Covidien plc	3,690,349	191,676,727
Signet Jewelers Ltd.(1)	4,061,955	186,931,169
TE Connectivity Ltd	5,788,674	201,561,629

		883,568,384

Total common stocks and equity linked securities (Cost $3,642,904,897)		4,467,074,811

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $447,201,124(7) (Cost $447,201,000)	$447,201,000	$447,201,000

Total investments - 100.3% (Cost $4,090,105,897)		4,914,275,811

Other assets less liabilities - (0.3%)		(13,897,857)

Total net assets - 100.0%(8)		$4,900,377,954

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $92,429,790 or 1.9% of total net assets.

(4)	Non-voting shares.
(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFJ Financial Group, Inc., were acquired in a private placement and are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08- 3/25/11	$83,995,765	$92,429,790	1.9%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	16,869,594	0.3%

			$109,299,384	2.2%

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$456,149,706

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS
Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	5/19/2011	$150,000,000	$142,890,757	$7,109,243

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,081,211,864	22.1%
Consumer Staples	646,110,979	13.2
Energy	132,628,707	2. 7
Financials	1,010,579,345	20.6
Healthcare	385,794,582	7.9
Industrials	668,427,970	13.6
Information Technology	368,172,067	7.5
Materials	174,149,297	3.6

Total common stocks and equity linked securities	4,467,074,811	91.2
Short-term investments	447,201,000	9.1

Total investments	4,914,275,811	100.3
Other assets less liabilities	(13,897,857)	(0.3)

Total net assets	$4,900,377,954	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
British pound	$1,038,626,778	21.1%
Danish krone	59,304,836	1.2
Euro	1,014,177,248	20.7
Hong Kong dollar	99,889,465	2.0
Japanese yen	475,900,470	9.7
Korean won	25,599,962	0.5
Singapore dollar	16,020,906	0.3
Swiss franc	688,229,435	14.0
U.S. dollar	1,496,526,711	30.5

Total investments	$4,914,275,811	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Europe	63.8%	60.6%
Americas	18.5	18.0
Pacific Basin	11.1	11.8
Emerging Markets	0.4	0.8

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Compass Group PLC	United Kingdom	5.1%
TE Connectivity Ltd	United States	4.1
Covidien plc	United States	3.9
Signet Jewelers Ltd.	United States	3.8
Arch Capital Group Ltd.	United States	3.7
Publicis Groupe	France	3.2
Pargesa Holding SA	Switzerland	3.1
Adecco SA	Switzerland	3.0
Experian PLC	United Kingdom	3.0
Reed Elsevier PLC	United Kingdom	3.0

Total		35.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa) and Groupe Bruxelles Lambert SA (GBL), which represent 3.1% and 1.3%, respectively, of the Fund’s total net assets. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 4.4% of the Fund’s total net assets.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.2%
BorgWarner Inc.(1)	871,864	$69,478,842

Automobiles - 0.2%
Tesla Motors, Inc.(1)	361,685	10,018,675

Distributors - 1.3%
LKQ Corporation(1)	3,272,070	78,856,887

Hotels, Restaurants & Leisure - 5.4%
Chipotle Mexican Grill, Inc., Class A(1)	244,924	66,709,950
Ctrip.com International, Ltd. (DR)(1)(2)	1,415,931	58,746,977
Starwood Hotels & Resorts Worldwide, Inc.	2,043,499	118,768,162
Wynn Resorts, Limited	612,523	77,943,552

		322,168,641
Household Durables - 0.6%
Garmin Ltd.	995,872	33,720,226

Internet & Catalog Retail - 0.5%
Netflix, Inc.(1)	130,467	30,963,733

Specialty Retail - 0.3%
CarMax, Inc.(1)	494,800	15,883,080

Textiles, Apparel & Luxury Goods - 7.1%
Coach, Inc.	2,186,723	113,797,065
Fossil, Inc.(1)	1,593,435	149,225,188
lululemon athletica inc.(1)	783,408	69,762,482
Polo Ralph Lauren Corporation, Class A	736,422	91,058,580

		423,843,315
ENERGY - 6.8%
Energy Equipment & Services - 6.5%
Cameron International Corporation(1)	2,942,249	168,002,418

	Shares Held	Value

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Core Laboratories N.V.	451,010	$46,079,692
Dresser-Rand Group Inc.(1)	2,396,554	128,503,226
Helmerich & Payne, Inc.	695,212	47,754,112

		390,339,448
Oil, Gas & Consumable Fuels - 0.3%
Oasis Petroleum Inc.(1)	527,900	16,692,198

FINANCIALS - 6.8%
Capital Markets - 0.8%
Ares Capital Corporation	2,807,309	47,443,522

Commercial Banks - 2.4%
Comerica Incorporated	1,585,760	58,229,107
FirstMerit Corporation	2,322,846	39,627,753
HDFC BANK LIMITED (DR)(2)	272,938	46,383,084

		144,239,944
Consumer Finance - 1.2%
Discover Financial Services	2,997,810	72,307,177

Diversified Financial Services - 2.4%
CME Group Inc., Class A	364,970	110,056,704
MSCI Inc.(1)	961,678	35,408,984

		145,465,688
HEALTHCARE - 17.9%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.(1)	331,500	32,712,420
Incyte Corporation(1)	1,445,982	22,918,815
Regeneron Pharmaceuticals, Inc.(1)	2,011,213	90,383,912

		146,015,147
Health Care Equipment & Supplies - 4.2%
Edwards Lifesciences Corporation(1)	1,399,331	121,741,797
Intuitive Surgical, Inc.(1)	193,317	64,463,487
Masimo Corporation	657,406	21,760,139
St. Jude Medical, Inc.	831,400	42,617,564

		250,582,987
Health Care Technology - 4.6%
athenahealth, Inc.(1)(3)	1,682,715	75,940,928
Cerner Corporation(1)	1,762,285	195,966,092

		271,907,020

	Shares Held	Value

HEALTHCARE (CONTINUED)
Life Sciences Tools & Services - 4.6%
Agilent Technologies, Inc.(1)	4,123,915	$184,668,914
Illumina, Inc.(1)	1,322,083	92,638,356

		277,307,270
Pharmaceuticals - 2.1%
Allergan, Inc.	1,759,618	124,968,070

INDUSTRIALS - 17.4%
Aerospace & Defense - 2.9%
Precision Castparts Corp.	1,180,475	173,742,311

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	1,358,377	68,109,023

Electrical Equipment - 6.6%
Cooper Industries plc	3,053,776	198,190,062
Regal Beloit Corporation	556,786	41,107,510
Roper Industries, Inc.	1,755,305	151,763,670

		391,061,242
Machinery - 4.1%
Gardner Denver, Inc.	1,732,434	135,181,825
PACCAR Inc	1,652,604	86,513,819
SPX Corporation	296,549	23,543,025

		245,238,669
Professional Services - 2.7%
IHS Inc.(1)	1,352,117	120,000,384
Verisk Analytics, Inc., Class A(1)	1,276,827	41,828,853

		161,829,237
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.5%
Juniper Networks, Inc.(1)	3,567,579	150,123,724

Computers & Peripherals - 1.1%
NetApp, Inc.(1)	1,419,517	68,392,329

Electronic Equipment & Instruments - 3.5%
Trimble Navigation Limited(1)	3,867,979	195,487,659
Universal Display Corporation(1)	248,700	13,688,448

		209,176,107

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services - 2.8%
GSI Commerce, Inc.(1)	2,200,690	$64,414,196
MercadoLibre, Inc.	842,863	68,802,907
OpenTable, Inc.(1)	295,566	31,433,444

		164,650,547
IT Services - 2.5%
Booz Allen Hamilton Holding Corporation, Class A(1)	773,165	13,924,702
Cognizant Technology Solutions Corporation, Class A(1)	662,691	53,943,047
Teradata Corporation(1)	1,654,904	83,903,633

		151,771,382
Semiconductors & Semiconductor Equipment - 5.0%
ARM Holdings PLC (DR)(2)	2,788,125	78,541,481
Broadcom Corporation, Class A	1,597,735	62,918,804
Cree, Inc.(1)	624,003	28,803,978
First Solar, Inc.(1)	210,327	33,828,995
Marvell Technology Group Ltd.(1)	1,472,873	22,903,175
Varian Semiconductor Equipment Associates, Inc.(1)	1,476,631	71,867,631

		298,864,064
Software - 10.8%
Adobe Systems Incorporated(1)	777,100	25,768,636
ANSYS, Inc.(1)	2,208,418	119,674,171
Autodesk, Inc.(1)	545,235	24,050,316
Blackboard Inc.(1)	1,383,205	50,127,349
Citrix Systems, Inc.(1)	1,340,518	98,474,452
Concur Technologies, Inc.(1)	689,465	38,230,834
Qlik Technologies Inc.(1)	606,500	15,769,000
Red Hat, Inc.(1)	1,804,233	81,894,136
salesforce.com, inc.(1)	448,111	59,858,667
VanceInfo Technologies Inc. (DR)(1)(2)	1,345,683	42,267,903
VMware, Inc., Class A(1)	1,081,568	88,191,055

		644,306,519
MATERIALS - 0.8%
Metals & Mining - 0.8%
Allegheny Technologies Incorporated	693,581	46,969,305

Total common stocks (Cost $3,570,746,747)		5,646,436,329

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $332,066,092(4) (Cost $332,066,000)	$332,066,000	$332,066,000

Total investments - 100.1% (Cost $3,902,812,747)		5,978,502,329

Other assets less liabilities - (0.1%)		(3,327,175)

Total net assets - 100.0%(5)		$5,975,175,154

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
HDFC BANK LIMITED (DR)	India	U.S. dollar
VanceInfo Technologies Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	338,707,819

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$984,933,399	16.5%
Energy	407,031,645	6.8
Financials	409,456,330	6.9
Healthcare	1,070,780,493	17.9
Industrials	1,039,980,482	17.4
Information Technology	1,687,284,674	28.2
Materials	46,969,305	0.8

Total common stocks	5,646,436,329	94.5
Short-term investments	332,066,000	5.6

Total investments	5,978,502,329	100.1
Other assets less liabilities	(3,327,175)	(0.1)

Total net assets	$5,975,175,154	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Cooper Industries plc	United States	3.3%
Cerner Corporation	United States	3.3
Trimble Navigation Limited	United States	3.3
Agilent Technologies, Inc.	United States	3.1
Precision Castparts Corp.	United States	2.9
Cameron International Corporation	United States	2.8
Roper Industries, Inc.	United States	2.5
Juniper Networks, Inc.	United States	2.5
Fossil, Inc.	United States	2.5
Gardner Denver, Inc.	United States	2.3

Total		28.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.1%

CONSUMER DISCRETIONARY - 6.7%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	8,583,600	$143,689,464

Household Durables - 1.2%
Mohawk Industries, Inc.(1)	1,441,000	88,117,150

Leisure Equipment & Products - 1.8%
Mattel, Inc.	5,026,700	125,315,631

Media - 1.7%
Omnicom Group Inc.	2,415,100	118,484,806

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 3.6%
The Kroger Co.	6,943,500	166,435,695
Sysco Corporation	3,367,600	93,282,520

		259,718,215
Food Products - 2.3%
Campbell Soup Company	3,062,800	101,409,308
H.J. Heinz Company	1,362,000	66,492,840

		167,902,148
ENERGY - 8.7%
Energy Equipment & Services - 3.0%
Nabors Industries Ltd.(1)	2,503,300	76,050,254
Pride International, Inc.(1)	3,299,300	141,704,935

		217,755,189
Oil, Gas & Consumable Fuels - 5.7%
Cimarex Energy Co.	1,018,690	117,393,836
Range Resources Corporation	2,510,300	146,752,138
Southwestern Energy Company(1)	3,345,000	143,734,650

		407,880,624
FINANCIALS - 17.1%
Insurance - 15.4%
Alleghany Corporation(1)(2)	581,707	192,533,383
Allied World Assurance Company Holdings, Ltd	1,171,000	73,409,990
The Allstate Corporation	4,343,300	138,030,074
Aon Corporation	3,399,628	180,044,299

	Shares Held	Value

FINANCIALS (CONTINUED)
Insurance (Continued)
Arch Capital Group Ltd.(1)(2)	1,340,273	$132,941,679
Fidelity National Financial, Inc.	9,769,681	138,045,592
The Progressive Corporation	7,204,100	152,222,633
W. R. Berkley Corporation	2,991,200	96,346,552

		1,103,574,202
Real Estate Investment Trusts (REITS) - 1.7%
Annaly Capital Management, Inc.	6,817,800	118,970,610

HEALTHCARE - 2.8%
Health Care Providers & Services - 2.8%
CIGNA Corporation	3,589,250	158,931,990
Quest Diagnostics Incorporated	696,400	40,196,208

		199,128,198
INDUSTRIALS - 19.2%
Aerospace & Defense - 4.1%
L-3 Communications Holdings, Inc.	2,125,300	166,432,243
Rockwell Collins, Inc.	539,053	34,946,806
Spirit AeroSystems Holdings, Inc., Class A(1)	3,719,300	95,474,431

		296,853,480
Commercial Services & Supplies - 1.5%
Cintas Corporation	3,428,600	103,783,722

Construction & Engineering - 2.2%
Jacobs Engineering Group Inc.(1)	3,083,200	158,568,976

Electrical Equipment - 3.1%
Acuity Brands, Inc.	527,015	30,825,107
Hubbell Inc., Class B	2,656,800	188,712,504

		219,537,611
Machinery - 1.0%
Flowserve Corporation	579,100	74,588,080

Professional Services - 6.3%
The Dun & Bradstreet Corporation	871,600	69,937,184
Equifax Inc.	4,054,200	157,505,670
Manpower Inc.	1,367,900	86,013,552
Towers Watson & Co., Class A	2,416,500	134,019,090

		447,475,496

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Road & Rail - 1.0%
Ryder System, Inc.	1,457,300	$73,739,380

INFORMATION TECHNOLOGY - 24.6%
Computers & Peripherals - 2.0%
Lexmark International, Inc.(1)(2)	3,866,400	143,211,456

Electronic Equipment & Instruments - 7.7%
Arrow Electronics, Inc.(1)(2)	4,664,300	195,340,884
Avnet, Inc.(1)	5,408,210	184,365,879
Ingram Micro Inc.(1)(2)	8,234,200	173,165,226

		552,871,989
Internet Software & Services - 1.3%
Open Text Corporation(1)(3)	1,450,000	90,364,000

IT Services - 6.2%
Broadridge Financial Solutions, Inc.	228,200	5,177,858
SAIC, Inc.(1)	8,072,700	136,590,084
Total System Services, Inc.	7,501,300	135,173,426
The Western Union Company	7,987,300	165,896,221

		442,837,589
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	3,383,800	133,254,044
Applied Materials, Inc.	8,683,000	135,628,460
National Semiconductor Corporation	9,753,300	139,862,322

		408,744,826
Software - 1.7%
SYNOPSYS, INC.(1)	4,418,900	122,182,585

UTILITIES - 9.1%
Electrical Utilities - 1.1%
Westar Energy, Inc.	2,907,300	76,810,866

Multi-Utilities - 6.1%
DTE Energy Company	1,516,500	74,247,840
OGE Energy Corp.	2,638,500	133,402,560
SCANA Corporation	2,765,700	108,885,609
Wisconsin Energy Corporation	101,800	3,104,900
Xcel Energy Inc.	4,821,500	115,185,635

		434,826,544

	Shares Held	Value

UTILITIES (CONTINUED)
Water Utilities - 1.9%
American Water Works Company, Inc.	4,774,500	$133,924,725

Total common stocks (Cost $5,291,429,523)		6,730,857,562

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $377,065,105(4) (Cost $377,065,000)	$377,065,000	377,065,000

Total investments - 99.3% (Cost $5,668,494,523)		7,107,922,562

Other assets less liabilities - 0.7%		46,956,370

Total net assets - 100.0%(5)		$7,154,878,932

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(3)	The Fund considers the company to be from Canada. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	11/15/2039	$384,607,306

(5)

Percentages for the various classifications relate to total net assets. Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$475,607,051	6.6%
Consumer Staples	427,620,363	6.0
Energy	625,635,813	8.7
Financials	1,222,544,812	17.1
Healthcare	199,128,198	2.8
Industrials	1,374,546,745	19.2
Information Technology	1,760,212,445	24.6
Utilities	645,562,135	9.0

Total common stocks	6,730,857,562	94.0
Short-term investments	377,065,000	5.3

Total investments	7,107,922,562	99.3
Other assets less liabilities	46,956,370	0.7

Total net assets	$7,154,878,932	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Arrow Electronics, Inc.	United States	2.7%
Alleghany Corporation	United States	2.7
Hubbell Inc.	United States	2.6
Avnet, Inc.	United States	2.6
Aon Corporation	United States	2.5
Ingram Micro Inc.	United States	2.4
The Kroger Co.	United States	2.3
L-3 Communications Holdings, Inc.	United States	2.3
The Western Union Company	United States	2.3
CIGNA Corporation	United States	2.2

Total		24.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.2%

CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.2%
Tesla Motors, Inc.(1)	20,500	$567,850

Distributors - 2.8%
LKQ Corporation(1)	387,800	9,345,980

Diversified Consumer Services - 1.5%
K12 Inc.(1)	144,900	4,883,130

Hotels, Restaurants & Leisure - 1.0%
BJ’s Restaurants, Inc.(1)	42,700	1,679,391
Home Inns & Hotels Management, Inc. (DR)(1)(2)	40,300	1,594,671

		3,274,062
Internet & Catalog Retail - 0.5%
MakeMyTrip Limited(1)(2)	58,300	1,708,773

Specialty Retail - 3.9%
Monro Muffler Brake, Inc.	184,100	6,071,618
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	146,200	7,036,606

		13,108,224
Textiles, Apparel & Luxury Goods - 2.6%
Iconix Brand Group, Inc.(1)	224,900	4,830,852
lululemon athletica inc.(1)	28,500	2,537,925
Vera Bradley, Inc.(1)	36,400	1,536,444

		8,905,221
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.5%
The Fresh Market, Inc.(1)	48,700	1,837,938

Food Products - 2.1%
Diamond Foods, Inc.	35,500	1,980,900
TreeHouse Foods, Inc.(1)	87,600	4,981,812

		6,962,712
ENERGY - 4.3%
Energy Equipment & Services - 3.3%
Core Laboratories N.V.	51,300	5,241,321

	Shares Held	Value

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Dril-Quip, Inc.(1)	74,400	$5,879,832

		11,121,153
Oil, Gas & Consumable Fuels - 1.0%
Comstock Resources, Inc.(1)	108,200	3,347,708

FINANCIALS - 7.2%
Capital Markets - 2.9%
Ares Capital Corporation	581,761	9,831,761

Commercial Banks - 2.6%
FirstMerit Corporation	249,700	4,259,882
MB Financial, Inc.	215,500	4,516,880

		8,776,762
Consumer Finance - 0.4%
Green Dot Corporation, Class A(1)	33,300	1,428,903

Insurance - 1.3%
Reinsurance Group of America, Incorporated	67,100	4,212,538

HEALTHCARE - 16.2%
Biotechnology - 6.0%
Cepheid(1)	378,000	10,591,560
Incyte Corporation(1)	169,700	2,689,745
Regeneron Pharmaceuticals, Inc.(1)	153,100	6,880,314

		20,161,619
Health Care Equipment & Supplies - 5.8%
Align Technology, Inc.(1)	64,700	1,325,056
DexCom Inc.(1)	116,600	1,809,632
HeartWare International, Inc.(1)	46,200	3,951,486
Masimo Corporation	298,000	9,863,800
NxStage Medical, Inc.(1)	109,900	2,415,602

		19,365,576
Health Care Providers & Services - 1.9%
HMS Holdings Corp.(1)	78,700	6,441,595

Health Care Technology - 2.2%
athenahealth, Inc.(1)(3)	166,300	7,505,119

	Shares Held	Value

HEALTHCARE (CONTINUED)
Life Sciences Tools & Services - 0.3%
Pacific Biosciences of California, Inc.(1)	76,600	$1,076,230

INDUSTRIALS - 19.6%
Aerospace & Defense - 3.6%
Hexcel Corporation(1)	270,600	5,328,114
MOOG INC., Class A(1)	144,100	6,615,631

		11,943,745
Electrical Equipment - 7.8%
Acuity Brands, Inc.	164,200	9,604,058
Regal Beloit Corporation	90,200	6,659,466
Thomas & Betts Corporation(1)	168,900	10,044,483

		26,308,007
Machinery - 7.7%
IDEX Corporation	231,600	10,109,340
The Middleby Corporation(1)	23,500	2,190,670
Robbins & Myers, Inc.	237,500	10,922,625
Titan International, Inc.	92,400	2,458,764

		25,681,399
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc.(1)	84,600	1,731,762

INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 0.2%
Riverbed Technology, Inc.(1)	20,000	753,000

Computers & Peripherals - 1.1%
Stratasys, Inc.(1)	80,800	3,797,600

Electronic Equipment & Instruments - 4.0%
Aeroflex Holding Corp.(1)	223,200	4,064,472
Brightpoint, Inc.(1)	289,800	3,141,432
Elster Group SE (DR)(1)(2)	140,900	2,289,625
Universal Display Corporation(1)	68,600	3,775,744

		13,271,273
Internet Software & Services - 7.0%
Constant Contact, Inc.(1)	47,900	1,671,710
GSI Commerce, Inc.(1)	282,200	8,259,994
LogMeIn, Inc.(1)	116,700	4,920,072
MercadoLibre, Inc.	34,600	2,824,398
OpenTable, Inc.(1)	34,600	3,679,710
Travelzoo Inc.(1)	32,100	2,137,539

		23,493,423

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
IT Services - 0.3%
Booz Allen Hamilton Holding Corporation, Class A(1)	51,300	$923,913

Semiconductors & Semiconductor Equipment - 5.8%
Atheros Communications, Inc.(1)	140,200	6,259,930
Microsemi Corporation(1)	214,600	4,444,366
Nanometrics Incorporated(1)	131,700	2,382,453
Varian Semiconductor Equipment Associates, Inc.(1)	129,600	6,307,632

		19,394,381
Software - 13.1%
ANSYS, Inc.(1)	114,200	6,188,498
Blackboard Inc.(1)	102,600	3,718,224
CommVault Systems, Inc.(1)	248,900	9,926,132
Concur Technologies, Inc.(1)	91,900	5,095,855
Informatica Corporation(1)	195,300	10,200,519
NetSuite Inc.(1)	90,200	2,623,016
Qlik Technologies Inc.(1)	100,900	2,623,400
RealD Inc.(1)	47,100	1,288,656
VanceInfo Technologies Inc. (DR)(1)(2)	75,300	2,365,173

		44,029,473
UTILITIES - 1.3%
Electrical Utilities - 1.3%
ITC Holdings Corp.	62,000	4,333,800

Total common stocks (Cost $194,712,547)		319,524,630
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $16,009,004(5) (Cost $16,009,000)	$16,009,000	16,009,000

Total investments - 100.0% (Cost $210,721,547)		335,533,630
Other assets less liabilities - (0.0%)(4)		(114,594)

Total net assets - 100.0%(6)		$335,419,036

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Elster Group SE (DR)	Germany	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
MakeMyTrip Limited	India	U.S. dollar
VanceInfo Technologies Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Amount is between (0.1%) and 0.1% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	11/15/2039	$16,332,646

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$41,793,240	12.5%
Consumer Staples	8,800,650	2.6
Energy	14,468,861	4.3
Financials	24,249,964	7.2
Healthcare	54,550,139	16.3
Industrials	65,664,913	19.6
Information Technology	105,663,063	31.5
Utilities	4,333,800	1.3

Total common stocks	319,524,630	95.3
Short-term investments	16,009,000	4.8

Total investments	335,533,630	100.1
Other assets less liabilities	(114,594)	(0.1)

Total net assets	$335,419,036	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Robbins & Myers, Inc.	United States	3.3%
Cepheid	United States	3.2
Informatica Corporation	United States	3.0
IDEX Corporation	United States	3.0
Thomas & Betts Corporation	United States	3.0
CommVault Systems, Inc.	United States	3.0
Masimo Corporation	United States	2.9
Ares Capital Corporation	United States	2.9
Acuity Brands, Inc.	United States	2.9
LKQ Corporation	United States	2.8

Total		30.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.4%

CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 3.1%
Coinstar, Inc.(1)	759,900	$34,894,608
Matthews International Corporation	1,351,113	52,085,406
Regis Corporation	942,700	16,723,498

		103,703,512
Hotels, Restaurants & Leisure - 1.0%
Jack in the Box Inc.(1)	1,479,708	33,559,777

Household Durables - 0.2%
Universal Electronics Inc.(1)	266,400	7,874,784

Internet & Catalog Retail - 0.6%
PetMed Express, Inc.(2)	1,239,800	19,663,228

Media - 1.7%
Arbitron Inc.	434,300	17,385,029
Meredith Corporation	1,185,855	40,224,202

		57,609,231
Specialty Retail - 2.2%
Rent-A-Center, Inc.	2,144,162	74,852,695

Textiles, Apparel & Luxury Goods - 0.2%
Skechers U.S.A., Inc.(1)	289,200	5,940,168

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 0.6%
Ruddick Corporation	486,705	18,781,946

Food Products - 1.5%
Cal-Maine Foods, Inc.	1,145,400	33,789,300
Darling International Inc.(1)	1,127,800	17,334,286

		51,123,586
Tobacco - 1.0%
Universal Corporation	780,486	33,982,360

ENERGY - 10.5%
Energy Equipment & Services - 5.4%
Cal Dive International, Inc.(1)	3,478,479	24,279,783
GulfMark Offshore, Inc.(1)	517,200	23,020,572
Parker Drilling Company(1)	3,327,847	22,995,423

	Shares Held	Value

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Patterson-UTI Energy, Inc.	541,431	$15,912,657
SEACOR Holdings Inc.	175,900	16,263,714
Superior Energy Services, Inc.(1)	1,358,925	55,715,925
Tidewater Inc.	425,200	25,448,220

		183,636,294
Oil, Gas & Consumable Fuels - 5.1%
Comstock Resources, Inc.(1)	1,858,990	57,517,151
Forest Oil Corporation(1)	1,260,990	47,703,252
Penn Virginia Corporation	1,889,700	32,049,312
World Fuel Services Corporation	835,800	33,941,838

		171,211,553
FINANCIALS - 6.6%
Diversified Financial Services - 1.0%
PICO Holdings, Inc.(1)(2)	1,146,890	34,475,513

Insurance - 3.1%
Allied World Assurance Company Holdings, Ltd	227,855	14,284,230
Alterra Capital Holdings Limited	895,175	19,998,210
Endurance Specialty Holdings Ltd.	633,423	30,923,711
Platinum Underwriters Holdings, Ltd.	1,041,400	39,666,926
Stewart Information Services Corporation	64,447	675,405

		105,548,482
Real Estate Investment Trusts (REITS) - 2.5%
Hatteras Financial Corp.	1,671,100	46,991,332
Pebblebrook Hotel Trust	904,794	20,041,187
Potlatch Corporation	395,601	15,903,160

		82,935,679
HEALTHCARE - 2.6%
Biotechnology - 0.5%
Enzon Pharmaceuticals, Inc.(1)	1,575,300	17,170,770

Health Care Equipment & Supplies - 1.4%
CONMED Corporation(1)(2)	1,574,059	41,366,271
Immucor, Inc.(1)	346,500	6,853,770

		48,220,041

	Shares Held	Value

HEALTHCARE (CONTINUED)
Health Care Providers & Services - 0.2%
AMN Healthcare Services, Inc.(1)	345,616	$2,993,035
Cross Country Healthcare, Inc.(1)	601,926	4,713,081

		7,706,116
Life Sciences Tools & Services - 0.5%
ICON PLC (DR)(1)(2)(3)	770,741	16,640,298

INDUSTRIALS - 22.5%
Aerospace & Defense - 2.0%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,912,579	49,095,903
Teledyne Technologies Incorporated(1)	364,072	18,826,163

		67,922,066
Airlines - 0.2%
Allegiant Travel Company	56,200	2,462,122
Hawaiian Holdings, Inc.(1)	629,700	3,784,497

		6,246,619
Building Products - 1.0%
Quanex Building Products Corporation	1,659,226	32,570,606

Commercial Services & Supplies - 3.0%
Quad/Graphics, Inc., Class A(1)	801,700	34,104,318
Sykes Enterprises, Incorporated(1)(2)	2,939,194	58,107,865
Tetra Tech, Inc.(1)	359,300	8,871,117

		101,083,300
Construction & Engineering - 4.7%
Comfort Systems USA, Inc.(2)	2,815,126	39,608,823
EMCOR Group, Inc.(1)	1,951,862	60,449,166
Granite Construction Incorporated	1,420,662	39,920,602
ORION MARINE GROUP, INC.(1)(2)	1,851,400	19,884,036

		159,862,627
Electrical Equipment - 1.3%
Acuity Brands, Inc.	117,299	6,860,819
Woodward Governor Company	1,038,233	35,881,333

		42,742,152
Machinery - 2.8%
Astec Industries, Inc.(1)	1,066,281	39,761,619
IDEX Corporation	211,962	9,252,141
Kaydon Corporation	237,900	9,323,301
Mueller Industries, Inc.	968,924	35,481,997

		93,819,058
Marine - 1.1%
Kirby Corporation(1)	673,102	38,562,014

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Professional Services - 5.3%
CRA International, Inc.(1)(2)	625,800	$18,041,814
FTI Consulting, Inc.(1)	1,818,665	69,709,429
School Specialty, Inc.(1)(2)	1,769,253	25,300,318
Towers Watson & Co., Class A	902,287	50,040,837
TrueBlue, Inc.(1)	1,067,088	17,916,408

		181,008,806
Road & Rail - 1.1%
Ryder System, Inc.	723,064	36,587,038

INFORMATION TECHNOLOGY - 26.5%
Computers & Peripherals - 3.7%
Diebold, Incorporated	1,589,166	56,351,826
Intermec, Inc.(1)	2,258,319	24,367,262
Lexmark International, Inc.(1)(2)	1,225,987	45,410,558

		126,129,646
Electronic Equipment & Instruments - 4.1%
Arrow Electronics, Inc.(1)(2)	1,308,447	54,797,760
Benchmark Electronics, Inc.(1)	1,343,101	25,478,626
Orbotech, Ltd.(1)(3)	1,524,687	19,576,981
Power-One, Inc.(1)	2,634,300	23,050,125
RadiSys Corporation(1)(2)	1,878,497	16,267,784

		139,171,276
Internet Software & Services - 1.1%
EarthLink, Inc.	4,763,540	37,298,518

IT Services - 4.3%
CACI International Inc(1)	865,550	53,075,526
Jack Henry and Associates, Inc.	678,020	22,978,098
ManTech International Corporation, Class A(1)	752,368	31,900,403
SRA International, Inc., Class A(1)	1,318,553	37,394,163

		145,348,190
Semiconductors & Semiconductor Equipment - 4.3%
Intersil Corporation	2,703,200	33,654,840
Lattice Semiconductor Corporation(1)	1,588,700	9,373,330
LTX-Credence Corporation(1)	822,662	7,510,904
Rudolph Technologies, Inc.(1)(2)	2,545,178	27,844,247
Ultra Clean Holdings, Inc.(1)(2)	1,136,096	11,747,233
Ultratech, Inc.(1)(2)	1,628,353	47,873,578
Varian Semiconductor Equipment Associates, Inc.(1)	131,246	6,387,743

		144,391,875

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Software - 9.0%
Fair Isaac Corporation	749,466	$23,690,620
Lawson Software, Inc.(1)	5,827,269	70,509,955
Manhattan Associates, Inc.(1)(2)	1,564,924	51,204,313
MicroStrategy Incorporated, Class A(1)	580,771	78,102,084
Progress Software Corporation(1)	1,373,823	39,964,511
Rosetta Stone Inc.(1)	285,500	3,771,455
Websense, Inc.(1)	1,625,237	37,331,694

		304,574,632
MATERIALS - 4.9%
Chemicals - 4.6%
H.B. Fuller Company(2)	3,100,233	66,593,005
Minerals Technologies Inc.	389,500	26,688,540
Sensient Technologies Corporation	1,724,715	61,813,786

		155,095,331
Construction Materials - 0.3%
Eagle Materials Inc.	361,419	10,936,539

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Atlantic Tele-Network, Inc.	667,700	24,831,763
Neutral Tandem, Inc.(1)(2)	1,850,400	27,293,400
Premiere Global Services, Inc.(1)	418,200	3,186,684

		55,311,847
UTILITIES - 7.1%
Electrical Utilities - 5.9%
ALLETE, Inc.	1,196,187	46,615,407
Cleco Corporation	1,861,271	63,822,983
IDACORP, Inc.	753,597	28,712,046
Portland General Electric Company	2,591,480	61,599,480

		200,749,916
Multi-Utilities - 1.2%
NorthWestern Corporation	752,148	22,790,084
Vectren Corporation	622,416	16,929,715

		39,719,799
Total common stocks (Cost $2,528,952,484)		3,193,767,888

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $168,951,047(4) (Cost $168,951,000)	$168,951,000	$168,951,000

Total investments - 99.4% (Cost $2,697,903,484)		3,362,718,888

Other assets less liabilities - 0.6%		19,390,849

Total net assets - 100.0%(5)		$3,382,109,737

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ICON PLC (DR)	Ireland	U.S. dollar
Orbotech, Ltd.	Israel	U.S. dollar

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	172,332,655

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$303,203,396	9.0%
Consumer Staples	103,887,892	3.1
Energy	354,847,847	10.5
Financials	222,959,674	6.6
Healthcare	89,737,224	2.7
Industrials	760,404,286	22.5
Information Technology	896,914,139	26.4
Materials	166,031,869	4.9
Telecommunication Services	55,311,847	1.6
Utilities	240,469,715	7.1

Total common stocks	3,193,767,888	94.4
Short-term investments	168,951,000	5.0

Total investments	3,362,718,888	99.4
Other assets less liabilities	19,390,849	0.6

Total net assets	$3,382,109,737	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
MicroStrategy Incorporated	United States	2.3%
Rent-A-Center, Inc.	United States	2.2
Lawson Software, Inc.	United States	2.1
FTI Consulting, Inc.	United States	2.1
H.B. Fuller Company	United States	2.0
Cleco Corporation	United States	1.9
Sensient Technologies Corporation	United States	1.8
Portland General Electric Company	United States	1.8
EMCOR Group, Inc.	United States	1.8
Sykes Enterprises, Incorporated	United States	1.7

Total		19.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN VALUE FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 93.6%

CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 2.0%
H&R Block, Inc.	512,100	$8,572,554

Multiline Retail - 4.3%
Target Corporation	360,000	18,003,600

CONSUMER STAPLES - 14.6%
Food & Staples Retailing - 8.1%
Tesco plc(1)	2,499,500	15,276,941
Wal-Mart Stores, Inc.	362,600	18,873,330

		34,150,271
Food Products - 6.5%
Nestle SA(1)	194,600	11,154,807
Unilever PLC (DR)(1)	535,960	16,411,095

		27,565,902
ENERGY - 8.3%
Energy Equipment & Services - 1.3%
Nabors Industries Ltd.(2)	181,500	5,513,970

Oil, Gas & Consumable Fuels - 7.0%
Apache Corporation	102,600	13,432,392
Chesapeake Energy Corporation	237,000	7,944,240
Exxon Mobil Corporation	95,500	8,034,415

		29,411,047
FINANCIALS - 18.6%
Capital Markets - 2.7%
The Bank of New York Mellon Corporation	376,800	11,255,016

Insurance - 14.0%
The Allstate Corporation	252,950	8,038,751
Arch Capital Group Ltd.(2)(3)	118,500	11,754,015
Berkshire Hathaway Inc., Class B(2)	96,430	8,064,441
The Chubb Corporation	207,000	12,691,170
Fidelity National Financial, Inc.	586,600	8,288,658
The Progressive Corporation	479,400	10,129,722

		58,966,757
Real Estate Investment Trusts (REITS) - 1.9%
Annaly Capital Management, Inc.	461,700	8,056,665

	Shares Held	Value

HEALTHCARE - 10.1%
Health Care Equipment & Supplies - 3.5%
Baxter International Inc.	274,200	14,743,734

Health Care Providers & Services - 2.7%
CIGNA Corporation	260,000	11,512,800

Pharmaceuticals - 3.9%
Johnson & Johnson	141,600	8,389,800
Pfizer Inc.	409,000	8,306,790

		16,696,590
INDUSTRIALS - 6.4%
Aerospace & Defense - 4.0%
L-3 Communications Holdings, Inc.	109,700	8,590,607
Lockheed Martin Corporation	102,600	8,249,040

		16,839,647
Construction & Engineering - 2.4%
Jacobs Engineering Group Inc.(2)	196,400	10,100,852

INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 4.3%
Cisco Systems, Inc.	1,048,900	17,988,635
Computers & Peripherals - 2.8%
Hewlett-Packard Company	291,900	11,959,143
Electronic Equipment & Instruments - 3.7%
Ingram Micro Inc.(2)(3)	739,400	15,549,582
IT Services - 7.0%
International Business Machines Corporation	51,300	8,365,491
Total System Services, Inc.	532,500	9,595,650
The Western Union Company	567,800	11,793,206

		29,754,347
Semiconductors & Semiconductor Equipment - 6.5%
Applied Materials, Inc.	396,400	6,191,768
National Semiconductor Corporation	561,200	8,047,608
Texas Instruments Incorporated	385,600	13,326,336

		27,565,712

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Software - 5.0%
Microsoft Corporation	828,400	$21,008,224

Total common stocks (Cost $348,541,596)		395,215,048

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $26,837,007(4) - (Cost $26,837,000)	$26,837,000	26,837,000

Total investments - 99.9% (Cost $375,378,596)		422,052,048

Other assets less liabilities - 0.1%		286,393

Total net assets -100.0%(5)		$422,338,441

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Nestle SA	Switzerland	Swiss franc
Tesco plc	United Kingdom	British pound
Unilever PLC (DR)	United Kingdom	U.S. dollar

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	11/15/2039	$27,374,435

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$26,576,154	6.3%
Consumer Staples	61,716,173	14.6
Energy	34,925,017	8.2
Financials	78,278,438	18.5
Healthcare	42,953,124	10.2
Industrials	26,940,499	6.4
Information Technology	123,825,643	29.3

Total common	395,215,048	93.5
Short-term investments	26,837,000	6.4

Total investments	422,052,048	99.9
Other assets less liabilities	286,393	0.1

Total net assets	$422,338,441	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Americas	97.6%	83.5%
Europe	-	10.1

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Microsoft Corporation	United States	5.0%
Wal-Mart Stores, Inc.	United States	4.5
Target Corporation	United States	4.3
Cisco Systems, Inc.	United States	4.3
Unilever PLC	United Kingdom	3.9
Ingram Micro Inc.	United States	3.7
Tesco plc	United Kingdom	3.6
Baxter International Inc.	United States	3.5
Apache Corporation	United States	3.2
Texas Instruments Incorporated	United States	3.2

Total		39.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited)

	GLOBAL EQUITY	GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$13,367,107	$51,737,897
Investments in securities, affiliated, at value	-	2,129,808
Short-term investments (repurchase agreements), at value	651,000	3,036,000

Total investments	14,018,107	56,903,705
Cash	39	614
Foreign currency	3,025	11
Net unrealized gain on foreign currency forward contracts	16,849	44,972
Receivable from investments sold	174,823	137,059
Receivable from fund shares sold	625	428,802
Dividends and interest receivable	35,789	115,370
Receivable from Adviser	18,709	8,201
Other assets	74	649

Total assets	14,268,040	57,639,383

LIABILITIES:
Payable for investments purchased	483,895	549,309
Payable for fund shares redeemed	1,201	27,794
Payable for operating expenses	19,994	38,492
Payable for foreign taxes	7,406	3,399
Payable for advisory fees	61,159	220,890
Payable for deferred directors’ compensation	74	649

Total liabilities	573,729	840,533

Total net assets	$13,694,311	$56,798,850

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$11,999,587	$46,605,285
Net unrealized appreciation on investments and foreign currency related transactions	1,206,517	10,570,256
Accumulated undistributed net investment loss	(13,512)	(381,372)
Accumulated undistributed net realized gains on investments and foreign currency related transactions	501,719	4,681

	$13,694,311	$56,798,850

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$13,694,311	$56,798,850
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,184,603	5,448,572
Net asset value, offering price and redemption price per share
Investor Shares	$11.56	$10.42
Cost of securities of unaffiliated issuers held	$12,823,136	$44,917,662
Cost of securities of affiliated issuers held	$-	$1,460,516
Cost of foreign currency	$3,000	$11

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited) (Continued)

	GROWTH OPPORTUNITIES	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$140,494,820	$9,476,392,719
Short-term investments (repurchase agreements), at value	8,512,000	235,869,000

Total investments	149,006,820	9,712,261,719
Cash	942	155
Foreign currency	21,830	1,199,519
Net unrealized gain on foreign currency forward contracts	-	1,017,973
Receivable from investments sold	717,488	267,619,004
Receivable from fund shares sold	473,366	13,528,914
Dividends and interest receivable	62,269	27,879,923
Other assets	764	465,708

Total assets	150,283,479	10,023,972,915

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	4,409	-
Payable for investments purchased	8,694,644	86,672,174
Payable for fund shares redeemed	54,408	11,517,303
Payable for operating expenses	41,308	3,562,268
Payable for foreign taxes	2,545	838,272
Payable for deferred directors’ compensation	764	465,708

Total liabilities	8,798,078	103,055,725

Total net assets	$141,485,401	$9,920,917,190

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$107,340,179	$10,300,147,333
Net unrealized appreciation on investments and foreign currency related transactions	28,148,289	1,806,499,154
Accumulated undistributed net investment income (loss)	(510,879)	31,863,189
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	6,507,812	(2,217,592,486)

	$141,485,401	$9,920,917,190

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$141,485,401	$7,389,932,683
Institutional Shares		$2,530,984,507
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	10,811,820	329,180,113
Institutional Shares		112,057,503
Net asset value, offering price and redemption price per share
Investor Shares	$13.09	$22.45
Institutional Shares		$22.59
Cost of securities of unaffiliated issuers held	$120,858,115	$7,907,160,918
Cost of foreign currency	$21,856	$1,198,013

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited) (Continued)

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$736,084,412	$4,044,776,908
Investments in securities, affiliated, at value	-	422,297,903
Short-term investments (repurchase agreements), at value	32,158,000	447,201,000

Total investments	768,242,412	4,914,275,811
Cash	461	634
Foreign currency	53,945	376,886
Net unrealized gain on foreign currency forward contracts	7,083	7,288,809
Receivable from investments sold	1,834,372	8,696,613
Receivable from fund shares sold	477,736	5,871,080
Dividends and interest receivable	811,676	13,914,036
Other assets	31,856	69,628

Total assets	771,459,541	4,950,493,497

LIABILITIES:
Payable for investments purchased	5,398,877	46,452,730
Payable for fund shares redeemed	399,881	2,230,932
Payable for operating expenses	274,114	863,472
Payable for foreign taxes	1,940	498,781
Payable for deferred directors’ compensation	31,856	69,628

Total liabilities	6,106,668	50,115,543

Total net assets	$765,352,873	$4,900,377,954

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$644,852,116	$4,172,005,604
Net unrealized appreciation on investments and foreign currency related transactions	193,797,356	831,602,704
Accumulated undistributed net investment loss	(3,823,631)	(21,547,472)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(69,472,968)	(81,682,882)

	$765,352,873	$4,900,377,954

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$765,352,873	$3,764,150,121
Institutional Shares		$1,136,227,833
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	37,691,277	135,367,777
Institutional Shares		40,851,060
Net asset value, offering price and redemption price per share
Investor Shares	$20.31	$27.81
Institutional Shares		$27.81
Cost of securities of unaffiliated issuers held	$574,503,794	$3,743,151,846
Cost of securities of affiliated issuers held	$-	$346,954,051
Cost of foreign currency	$53,007	$376,074

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited) (Continued)

	MID CAP	MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$5,570,495,401	$5,893,664,934
Investments in securities, affiliated, at value	75,940,928	837,192,628
Short-term investments (repurchase agreements), at value	332,066,000	377,065,000

Total investments	5,978,502,329	7,107,922,562
Cash	872	308
Receivable from investments sold	21,375,327	36,655,372
Receivable from fund shares sold	12,213,465	22,164,851
Dividends and interest receivable	2,145,744	15,809,457
Other assets	183,738	151,084

Total assets	6,014,421,475	7,182,703,634

LIABILITIES:
Payable for investments purchased	29,711,516	19,920,005
Payable for fund shares redeemed	7,794,268	5,732,535
Payable for operating expenses	1,556,799	2,021,078
Payable for deferred directors’ compensation	183,738	151,084

Total liabilities	39,246,321	27,824,702

Total net assets	$5,975,175,154	$7,154,878,932

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,096,054,362	$5,543,511,189
Net unrealized appreciation on investments and foreign currency related transactions	2,075,689,582	1,439,428,039
Accumulated undistributed net investment income (loss)	(15,731,106)	10,106,259
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(180,837,684)	161,833,445

	$5,975,175,154	$7,154,878,932

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$5,374,310,857	$7,154,878,932
Institutional Shares	$600,864,297
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	148,900,776	323,140,661
Institutional Shares	16,110,124
Net asset value, offering price and redemption price per share
Investor Shares	$36.09	$22.14
Institutional Shares	$37.30
Cost of securities of unaffiliated issuers held	$3,835,704,234	$5,009,767,943
Cost of securities of affiliated issuers held	$67,108,513	$658,726,580

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited) (Continued)

	SMALL CAP	SMALL CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$312,019,511	$2,571,647,844
Investments in securities, affiliated, at value	7,505,119	622,120,044
Short-term investments (repurchase agreements), at value	16,009,000	168,951,000

Total investments	335,533,630	3,362,718,888
Cash	160	556
Receivable from investments sold	948,581	26,047,207
Receivable from fund shares sold	3,657,594	9,373,785
Dividends and interest receivable	18,328	2,699,870
Other assets	26,213	80,669

Total assets	340,184,506	3,400,920,975

LIABILITIES:
Payable for investments purchased	3,508,535	14,785,808
Payable for fund shares redeemed	913,629	2,776,063
Payable for operating expenses	317,093	1,168,698
Payable for deferred directors’ compensation	26,213	80,669

Total liabilities	4,765,470	18,811,238

Total net assets	$335,419,036	$3,382,109,737

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$393,935,909	$2,627,894,257
Net unrealized appreciation on investments and foreign currency related transactions	124,812,083	664,815,404
Accumulated undistributed net investment loss	(1,070,081)	(160,431)
Accumulated undistributed net realized gains (losses) on investments and foreign currency related transactions	(182,258,875)	89,560,507

	$335,419,036	$3,382,109,737

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$335,419,036	$3,382,109,737
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	18,085,504	183,403,863
Net asset value, offering price and redemption price per share
Investor Shares	$18.55	$18.44
Cost of securities of unaffiliated issuers held	$205,899,496	$2,175,757,135
Cost of securities of affiliated issuers held	$4,822,051	$522,146,349

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited) (Continued)

VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$367,911,451
Investments in securities, affiliated, at value	27,303,597
Short-term investments (repurchase agreements), at value	26,837,000

Total investments	422,052,048
Cash	915
Receivable from investments sold	5,139,399
Receivable from fund shares sold	1,767,535
Dividends and interest receivable	857,131
Other assets	7,116

Total assets	429,824,144

LIABILITIES:
Payable for investments purchased	7,122,764
Payable for fund shares redeemed	178,818
Payable for operating expenses	177,005
Payable for deferred directors’ compensation	7,116

Total liabilities	7,485,703

Total net assets	$422,338,441

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$452,790,513
Net unrealized appreciation on investments and foreign currency related transactions	46,673,452
Accumulated undistributed net investment income	881,181
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(78,006,705)

$422,338,441

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$422,338,441
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	41,265,007
Net asset value, offering price and redemption price per share
Investor Shares	$10.23
Cost of securities of unaffiliated issuers held	$354,716,682
Cost of securities of affiliated issuers held	$20,661,914

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited)

	GLOBAL EQUITY	GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$67,854	$466,307
Interest	22	278

Total investment income	67,876	466,585

EXPENSES:
Advisory fees	61,159	220,890
Transfer agent fees
Investor Shares	37,777	81,120
Shareholder communications
Investor Shares	7,189	8,544
Custodian fees	7,509	7,774
Accounting fees	19,104	24,844
Professional fees	20,853	19,185
Registration fees
Investor Shares	14,561	13,741
Directors’ fees	2,937	2,894
Other operating expenses	111	2,593

Total operating expenses	171,200	381,585
Less amounts waived or paid by the Adviser	(79,465)	(50,250)

Net expenses	91,735	331,335

Net investment income (loss)	(23,859)	135,250

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	879,277	875,617
Foreign currency related transactions	(817)	3,801

	878,460	879,418
Net increase in unrealized appreciation or depreciation on:
Investments	696,454	3,662,540
Foreign currency related transactions	18,740	38,558

	715,194	3,701,098

Net gain on investments and foreign currency related transactions	1,593,654	4,580,516

Net increase in net assets resulting from operations	$1,569,795	$4,715,766

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	Global Equity	$3,811	$-
	Global Value	19,128	31,700

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited) (Continued)

	GROWTH OPPORTUNITIES	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$247,967	$89,645,510
Interest	544	16,128
Other	-	9,090

Total investment income	248,511	89,670,728

EXPENSES:
Advisory fees	466,960	46,374,429
Transfer agent fees
Investor Shares	150,530	8,072,338
Institutional Shares		11,256
Shareholder communications
Investor Shares	9,390	486,106
Institutional Shares		17,242
Custodian fees	14,890	1,896,532
Accounting fees	18,865	37,108
Professional fees	76,957	195,055
Registration fees
Investor Shares	15,371	118,434
Institutional Shares		13,634
Directors’ fees	2,898	153,537
Other operating expenses	2,631	127,297

Total operating expenses	758,492	57,502,968

Net investment income (loss)	(509,981)	32,167,760

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	7,118,443	690,307,122
Foreign currency related transactions	(82,293)	(590,884)

	7,036,150	689,716,238
Net increase in unrealized appreciation or depreciation on:
Investments	11,201,911	232,692,336
Foreign currency related transactions	190	802,893

	11,202,101	233,495,229

Net gain on investments and foreign currency related transactions	18,238,251	923,211,467

Net increase in net assets resulting from operations	$17,728,270	$955,379,227

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized loss on investments from affiliated issuers
	Growth Opportunities	$3,993	$-
	International	2,987,856	(923,916)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited) (Continued)

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$1,958,032	$45,981,561
Interest	2,212	31,372

Total investment income	1,960,244	46,012,933

EXPENSES:
Advisory fees	4,796,930	19,158,420
Transfer agent fees
Investor Shares	570,101	2,862,363
Institutional Shares		10,076
Shareholder communications
Investor Shares	35,814	173,086
Institutional Shares		9,447
Custodian fees	205,520	433,186
Accounting fees	25,347	34,098
Professional fees	39,432	81,364
Registration fees
Investor Shares	32,786	67,002
Institutional Shares		26,281
Directors’ fees	12,255	52,322
Other operating expenses	11,471	34,626

Total operating expenses	5,729,656	22,942,271

Net investment income (loss)	(3,769,412)	23,070,662

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	51,664,884	88,571,572
Foreign currency related transactions	(50,281)	556,165

	51,614,603	89,127,737
Net increase in unrealized appreciation or depreciation on:
Investments	19,551,296	370,892,302
Foreign currency related transactions	17,477	6,657,093

	19,568,773	377,549,395

Net gain on investments and foreign currency related transactions	71,183,376	466,677,132

Net increase in net assets resulting from operations	$67,413,964	$489,747,794

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain on investments from affiliated issuers
	International Small Cap	$82,311	$-
	International Value	2,449,828	1,346,865

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited) (Continued)

	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$17,117,237	$62,768,276
Dividends, from affiliated issuers	-	2,307,302
Interest	18,324	26,701

Total investment income	17,135,561	65,102,279

EXPENSES:
Advisory fees	25,891,625	29,739,656
Transfer agent fees
Investor Shares	6,183,812	6,934,096
Institutional Shares	9,824
Shareholder communications
Investor Shares	244,436	504,283
Institutional Shares	8,313
Custodian fees	78,969	49,624
Accounting fees	30,122	18,954
Professional fees	81,760	114,648
Registration fees
Investor Shares	59,358	82,611
Institutional Shares	12,353
Directors’ fees	76,567	91,743
Other operating expenses	56,172	66,864

Total operating expenses	32,733,311	37,602,479

Net investment income (loss)	(15,597,750)	27,499,800

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	517,452,925	271,276,795

	517,452,925	271,276,795
Net increase in unrealized appreciation or depreciation on:
Investments	588,763,268	878,446,951

	588,763,268	878,446,951

Net gain on investments and foreign currency related transactions	1,106,216,193	1,149,723,746

Net increase in net assets resulting from operations	$1,090,618,443	$1,177,223,546

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	Mid Cap	$18,661	$(5,283,043)
	Mid Cap Value	-	6,561,424

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited) (Continued)

	SMALL CAP	SMALL CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$951,682	$17,030,581
Dividends, from affiliated issuers	34,918	858,359
Interest	1,127	14,984

Total investment income	987,727	17,903,924

EXPENSES:
Advisory fees	1,587,487	14,334,791
Transfer agent fees
Investor Shares	308,897	3,187,830
Shareholder communications
Investor Shares	51,094	233,301
Custodian fees	11,061	33,484
Accounting fees	19,670	20,691
Professional fees	23,885	52,493
Registration fees
Investor Shares	22,800	59,575
Directors’ fees	5,325	42,459
Other operating expenses	6,558	32,223

Total operating expenses	2,036,777	17,996,847

Net investment loss	(1,049,050)	(92,923)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	52,662,558	164,272,862

	52,662,558	164,272,862
Net increase in unrealized appreciation or depreciation on:
Investments	28,727,347	490,552,905

	28,727,347	490,552,905

Net gain on investments and foreign currency related transactions	81,389,905	654,825,767

Net increase in net assets resulting from operations	$80,340,855	$654,732,844

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	Small Cap	$2,665	$243,519
	Small Cap Value	-	(5,001,317)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited) (Continued)

VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers	$3,724,568
Interest	1,314

Total investment income	3,725,882

EXPENSES:
Advisory fees	1,273,572
Transfer agent fees
Investor Shares	398,269
Shareholder communications
Investor Shares	29,769
Custodian fees	5,333
Accounting fees	19,174
Professional fees	23,534
Registration fees
Investor Shares	35,375
Directors’ fees	4,268
Other operating expenses	5,603

Total operating expenses	1,794,897

Net investment income	1,930,985

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	15,975,416
Foreign currency related transactions	(38,921)

15,936,495
Net increase in unrealized appreciation or depreciation on:
Investments	27,840,540

27,840,540

Net gain on investments and foreign currency related transactions	43,777,035

Net increase in net assets resulting from operations	$45,708,020

(1)	Fund	Including net realized gain on investments from affiliated issuers
	Value	$748,884

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	GLOBAL EQUITY		GLOBAL VALUE
	Six Months Ended 3/31/2011(1)	Period Ended 9/30/2010(2)	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(23,859)	$32,342	$135,250	$222,637
Net realized gain (loss) on:
Investments	879,277	(228,291)	875,617	1,683,349
Foreign currency related transactions	(817)	(12,867)	3,801	(4,914)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	696,454	498,517	3,662,540	1,326,050
Foreign currency related transactions	18,740	(7,194)	38,558	5,612

Net increase in net assets resulting from operations	1,569,795	282,507	4,715,766	3,232,734

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(69,465)	-	(312,729)	(689,211)
Net realized gains on investment transactions:
Investor Shares	(88,113)	-	-	-

Total distributions paid to shareholders	(157,578)	-	(312,729)	(689,211)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	1,813,561	10,186,026	17,642,004	3,592,721

Total increase in net assets	3,225,778	10,468,533	22,045,041	6,136,244

Net assets, beginning of period	10,468,533	-	34,753,809	28,617,565

Net assets, end of period	$13,694,311	$10,468,533	$56,798,850	$34,753,809

Accumulated undistributed net investment income (loss)	$(13,512)	$79,812	$(381,372)	$(203,893)

(1)	Unaudited.
(2)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	GROWTH OPPORTUNITIES		INTERNATIONAL
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(509,981)	$(535,856)	$32,167,760	$90,536,270
Net realized gain (loss) on:
Investments	7,118,443	2,089,255	690,307,122	(67,630,198)
Foreign currency related transactions	(82,293)	(74,747)	(590,884)	(3,039,027)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	11,201,911	9,554,952	232,692,336	224,421,663
Foreign currency related transactions	190	(812)	802,893	1,804,497

Net increase in net assets resulting from operations	17,728,270	11,032,792	955,379,227	246,093,205

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(61,274,468)	(94,522,015)
Institutional Shares			(26,488,599)	(34,565,734)
Net realized gains on investment transactions:
Investor Shares	(1,033,689)	-	-	-
Institutional Shares			-	-

Total distributions paid to shareholders	(1,033,689)	-	(87,763,067)	(129,087,749)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	52,333,086	15,867,902	(595,367,879)	(1,096,191,271)

Total increase (decrease) in net assets	69,027,667	26,900,694	272,248,281	(979,185,815)

Net assets, beginning of period	72,457,734	45,557,040	9,648,668,909	10,627,854,724

Net assets, end of period	$141,485,401	$72,457,734	$9,920,917,190	$9,648,668,909

Accumulated undistributed net investment income (loss)	$(510,879)	$(898)	$31,863,189	$87,458,496

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(3,769,412)	$1,066,083	$23,070,662	$36,644,861
Net realized gain (loss) on:
Investments	51,664,884	12,981,799	88,571,572	(19,658,432)
Foreign currency related transactions	(50,281)	(639,009)	556,165	(904,711)
Net increase in unrealized appreciation or depreciation on:
Investments	19,551,296	70,056,884	370,892,302	263,314,758
Foreign currency related transactions	17,477	265,210	6,657,093	715,584

Net increase in net assets resulting from operations	67,413,964	83,730,967	489,747,794	280,112,060

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(457,152)	(4,971,337)	(39,444,683)	(34,819,928)
Institutional Shares			(12,500,865)	(7,409,299)
Net realized gains on investment transactions:
Investor Shares	-	-	-	-
Institutional Shares			-	-

Total distributions paid to shareholders	(457,152)	(4,971,337)	(51,945,548)	(42,229,227)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(98,996,848)	22,830,547	1,124,861,626	1,080,085,597

Total increase (decrease) in net assets	(32,040,036)	101,590,177	1,562,663,872	1,317,968,430

Net assets, beginning of period	797,392,909	695,802,732	3,337,714,082	2,019,745,652

Net assets, end of period	$765,352,873	$797,392,909	$4,900,377,954	$3,337,714,082

Accumulated undistributed net investment income (loss)	$(3,823,631)	$402,933	$(21,547,472)	$7,327,414

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(15,597,750)	$(32,865,037)	$27,499,800	$32,300,076
Net realized gain on:
Investments	517,452,925	94,003,462	271,276,795	405,319,693
Net increase in unrealized appreciation or depreciation on:
Investments	588,763,268	818,286,600	878,446,951	164,926,367

Net increase in net assets resulting from operations	1,090,618,443	879,425,025	1,177,223,546	602,546,136

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(48,962,527)	(19,093,720)
Institutional Shares	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	(97,741,335)	-
Institutional Shares	-	-

Total distributions paid to shareholders	-	-	(146,703,862)	(19,093,720)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	6,875,330	(144,809,327)	384,732,142	528,218,264

Total increase in net assets	1,097,493,773	734,615,698	1,415,251,826	1,111,670,680

Net assets, beginning of period	4,877,681,381	4,143,065,683	5,739,627,106	4,627,956,426

Net assets, end of period	$5,975,175,154	$4,877,681,381	$7,154,878,932	$5,739,627,106

Accumulated undistributed net investment income (loss)	$(15,731,106)	$(133,356)	$10,106,259	$31,568,986

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	SMALL CAP		SMALL CAP VALUE
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(1,049,050)	$(2,482,926)	$(92,923)	$2,777,510
Net realized gain on:
Investments	52,662,558	59,720,387	164,272,862	77,884,279
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	28,727,347	(18,182,975)	490,552,905	141,087,265

Net increase in net assets resulting from operations	80,340,855	39,054,486	654,732,844	221,749,054

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	-	-	(2,836,580)	(2,598,102)
Net realized gains on investment transactions:
Investor Shares	-	-	-	-

Total distributions paid to shareholders	-	-	(2,836,580)	(2,598,102)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(67,651,407)	(153,320,610)	39,797,412	314,769,811

Total increase (decrease) in net assets	12,689,448	(114,266,124)	691,693,676	533,920,763

Net assets, beginning of period	322,729,588	436,995,712	2,690,416,061	2,156,495,298

Net assets, end of period	$335,419,036	$322,729,588	$3,382,109,737	$2,690,416,061

Accumulated undistributed net investment income (loss)	$(1,070,081)	$(21,031)	$(160,431)	$2,769,072

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	VALUE
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income	$1,930,985	$1,996,263
Net realized gain (loss) on:
Investments	15,975,416	9,334,770
Foreign currency related transactions	(38,921)	3,274
Net increase in unrealized appreciation or depreciation on:
Investments	27,840,540	8,009,731

Net increase in net assets resulting from operations	45,708,020	19,344,038

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(2,454,913)	(840,245)
Net realized gains on investment transactions:
Investor Shares	-	-

Total distributions paid to shareholders	(2,454,913)	(840,245)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	112,712,365	66,759,201

Total increase in net assets	155,965,472	85,262,994

Net assets, beginning of period	266,372,969	181,109,975

Net assets, end of period	$422,338,441	$266,372,969

Accumulated undistributed net investment income	$881,181	$1,405,109

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

	ARTISAN GLOBAL EQUITY FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010(2)

Net Asset Value Beginning of Period	$10.23	$10.00
Net Investment Income (Loss)(3)	(0.02)	0.03
Net Realized and Unrealized Gain on Investments	1.49	0.20

Total Income from Investment Operations	1.47	0.23

Dividends from Net Investment Income	(0.06)	-
Distributions from Net Realized Gains	(0.08)	-

Total Distributions	(0.14)	-

Net Asset Value End of Period	$11.56	$10.23

Total Return(4)	14.47%	2.30%
Net Assets End of Period (millions)	$13.7	$10.5
Ratio of Expenses to Average Net Assets(5)(6)	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(5)(6)	(0.39)%	0.69%
Portfolio Turnover Rate(4)	81.86%	60.81%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership (the “Adviser”). Absent expenses waived or paid by the Adviser, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets
3/31/2011	2.80%	(1.69)%
9/30/2010	3.66%	(1.47)%

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN GLOBAL VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008(2)

Net Asset Value Beginning of Period	$9.37	$8.64	$8.32	$10.00
Net Investment Income(3)	0.03	0.06	0.08	0.10
Net Realized and Unrealized Gain (Loss) on Investments	1.10	0.87	0.29	(1.78)

Total Income (Loss) from Investment Operations	1.13	0.93	0.37	(1.68)

Dividends from Net Investment Income	(0.08)	(0.20)	(0.05)	-
Distributions from Net Realized Gains	-	-	-	-

Total Distributions	(0.08)	(0.20)	(0.05)	-

Net Asset Value End of Period	$10.42	$9.37	$8.64	$8.32

Total Return(4)	12.03%	10.98%	4.65%	(16.80)%
Net Assets End of Period (millions)	$56.8	$34.8	$28.6	$9.6
Ratio of Expenses to Average Net Assets(5)(6)	1.50%	1.50%	1.50%	1.44%
Ratio of Net Investment Income to Average Net Assets(5)(6)	0.61%	0.71%	1.11%	1.39%
Portfolio Turnover Rate(4)	14.04%	34.52%	56.57%	42.27%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
3/31/2011	1.73%	0.38%
9/30/2010	1.96%	0.26%
9/30/2009	2.16%	0.45%
9/30/2008	3.53%	(0.70)%

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN GROWTH OPPORTUNITIES FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008(2)

Net Asset Value Beginning of Period	$10.99	$9.14	$9.32	$10.00
Net Investment Loss(3)	(0.06)	(0.09)	(0.05)	- (4)
Net Realized and Unrealized Gain (Loss) on Investments	2.29	1.94	(0.13)	(0.68)

Total Income (Loss) from Investment Operations	2.23	1.85	(0.18)	(0.68)

Dividends from Net Investment Income	-	-	-	-
Distributions from Net Realized Gains	(0.13)	-	-	-

Total Distributions	(0.13)	-	-	-

Net Asset Value End of Period	$13.09	$10.99	$9.14	$9.32

Total Return(5)	20.37%	20.24%	(1.93)%	(6.80)%
Net Assets End of Period (millions)	$141.5	$72.5	$45.6	$5.7
Ratio of Expenses to Average Net Assets(6)(7)	1.46%	1.50%	1.47%	1.50%
Ratio of Net Investment Loss to Average Net Assets(6)(7)	(0.98)%	(0.91)%	(0.59)%	(0.69)%
Portfolio Turnover Rate(5)	38.01%	79.99%	101.01%	3.05%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.
(3)	Computed based on average shares outstanding.
(4)	Amount is between $0.005 and $(0.005) per share.
(5)	Periods less than twelve months (where applicable) are not annualized.
(6)	Periods less than twelve months (where applicable) are annualized.
(7)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets
9/30/2010	1.54%	(0.95)%
9/30/2009	2.24%	(1.36)%
9/30/2008	48.41%	(47.60)%

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$20.57	$20.16	$20.34	$33.75	$28.75	$24.40
Net Investment Income(2)	0.06	0.17	0.23	0.36	0.31	0.18
Net Realized and Unrealized Gain (Loss) on Investments	2.00	0.49	0.48	(9.10)	7.45	4.58

Total Income (Loss) from Investment Operations	2.06	0.66	0.71	(8.74)	7.76	4.76

Dividends from Net Investment Income	(0.18)	(0.25)	(0.19)	(0.20)	(0.43)	(0.41)
Distributions from Net Realized Gains	-	-	(0.70)	(4.47)	(2.33)	-

Total Distributions	(0.18)	(0.25)	(0.89)	(4.67)	(2.76)	(0.41)

Net Asset Value End of Period	$22.45	$20.57	$20.16	$20.34	$33.75	$28.75

Total Return(3)	10.05%	3.27%	5.00%	(29.99)%	28.69%	19.84%
Net Assets End of Period (millions)	$7,389.9	$7,294.7	$7,715.1	$8,760.0	$12,810.0	$9,801.9
Ratio of Expenses to Average Net Assets(4)	1.21%	1.23%	1.22%	1.22%	1.21%	1.20%
Ratio of Net Investment Income to Average Net Assets(4)	0.59%	0.86%	1.47%	1.28%	1.01%	0.66%
Portfolio Turnover Rate(3)	34.51%	70.51%	82.38%	54.42%	66.30%	57.80%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL SMALL CAP FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$18.63	$16.66	$14.28	$26.96	$22.77	$20.86
Net Investment Income (Loss)(2)	(0.10)	0.02	0.12	0.21	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	1.79	2.07	2.62	(9.26)	8.54	3.90

Total Income (Loss) from Investment Operations	1.69	2.09	2.74	(9.05)	8.65	3.99

Dividends from Net Investment Income	(0.01)	(0.12)	(0.16)	(0.20)	(0.70)	(0.20)
Distributions from Net Realized Gains	-	-	(0.20)	(3.43)	(3.76)	(1.88)

Total Distributions	(0.01)	(0.12)	(0.36)	(3.63)	(4.46)	(2.08)

Net Asset Value End of Period	$20.31	$18.63	$16.66	$14.28	$26.96	$22.77

Total Return(3)	9.09%	12.60%	20.59%	(38.44)%	43.10%	21.63%
Net Assets End of Period (millions)	$765.4	$797.4	$695.8	$732.4	$1,356.0	$939.8
Ratio of Expenses to Average Net Assets(4)	1.49%	1.50%	1.50%	1.51%	1.52%	1.53%
Ratio of Net Investment Income (Loss) to Average Net Assets(4)	(0.98)%	0.14%	0.99%	0.96%	0.45%	0.41%
Portfolio Turnover Rate(3)	27.32%	73.90%	58.42%	42.80%	49.85%	62.21%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$24.74	$22.83	$21.20	$28.49	$26.71	$22.38
Net Investment Income(2)	0.15	0.31	0.17	0.45	0.38	0.53
Net Realized and Unrealized Gain (Loss) on Investments	3.27	2.02	1.67	(5.56)	3.12	4.87

Total Income (Loss) from Investment Operations	3.42	2.33	1.84	(5.11)	3.50	5.40

Dividends from Net Investment Income	(0.35)	(0.42)	(0.21)	(0.51)	(0.44)	(0.47)
Distributions from Net Realized Gains	-	-	-	(1.67)	(1.28)	(0.60)

Total Distributions	(0.35)	(0.42)	(0.21)	(2.18)	(1.72)	(1.07)

Net Asset Value End of Period	$27.81	$24.74	$22.83	$21.20	$28.49	$26.71

Total Return(3)	13.89%	10.39%	8.95%	(19.10)%	13.28%	25.38%
Net Assets End of Period (millions)	$3,764.2	$2,688.2	$1,739.5	$1,029.4	$1,594.7	$1,312.6
Ratio of Expenses to Average Net Assets(4)	1.17%	1.21%	1.25%	1.23%	1.23%	1.25%
Ratio of Net Investment Income to Average Net Assets(4)	1.09%	1.34%	0.95%	1.83%	1.34%	2.18%
Portfolio Turnover Rate(3)	16.73%	21.02%	55.49%	44.72%	45.60%	42.52%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$29.55	$24.28	$24.08	$37.06	$31.77	$30.84
Net Investment Loss(2)	(0.10)	(0.20)	(0.11)	(0.22)	(0.24)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	6.64	5.47	0.59	(6.86)	9.00	2.43

Total Income (Loss) from Investment Operations	6.54	5.27	0.48	(7.08)	8.76	2.26

Dividends from Net Investment Income	-	-	-	-	-	-
Distributions from Net Realized Gains	-	-	(0.28)	(5.90)	(3.47)	(1.33)

Total Distributions	-	-	(0.28)	(5.90)	(3.47)	(1.33)

Net Asset Value End of Period	$36.09	$29.55	$24.28	$24.08	$37.06	$31.77

Total Return(3)	22.13%	21.71%	2.47%	(22.47)%	29.83%	7.42%
Net Assets End of Period (millions)	$5,374.3	$4,375.2	$3,688.6	$3,732.3	$5,319.3	$4,571.9
Ratio of Expenses to Average Net Assets(4)	1.21%	1.23%	1.23%	1.24%	1.22%	1.18%
Ratio of Net Investment Loss to Average Net Assets(4)	(0.59)%	(0.77)%	(0.57)%	(0.75)%	(0.73)%	(0.55)%
Portfolio Turnover Rate(3)	27.51%	63.46%	68.39%	79.76%	71.04%	73.59%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$18.86	$16.85	$17.01	$21.70	$19.87	$19.60
Net Investment Income(2)	0.09	0.11	0.08	0.03	0.09	0.06
Net Realized and Unrealized Gain (Loss) on Investments	3.67	1.97	(0.10)	(2.31)	2.98	1.04

Total Income (Loss) from Investment Operations	3.76	2.08	(0.02)	(2.28)	3.07	1.10

Dividends from Net Investment Income	(0.16)	(0.07)	(0.02)	(0.08)	(0.06)	(0.01)
Distributions from Net Realized Gains	(0.32)	-	(0.12)	(2.33)	(1.18)	(0.82)

Total Distributions	(0.48)	(0.07)	(0.14)	(2.41)	(1.24)	(0.83)

Net Asset Value End of Period	$22.14	$18.86	$16.85	$17.01	$21.70	$19.87

Total Return(3)	20.21%	12.35%	0.21%	(11.16)%	15.88%	5.87%
Net Assets End of Period (millions)	$7,154.9	$5,739.6	$4,628.0	$3,231.5	$3,420.7	$2,643.3
Ratio of Expenses to Average Net Assets(4)	1.18%	1.21%	1.21%	1.21%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets(4)	0.86%	0.60%	0.62%	0.18%	0.41%	0.33%
Portfolio Turnover Rate(3)	13.71%	37.71%	53.84%	69.77%	53.62%	47.73%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN SMALL CAP FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$14.40	$12.88	$13.13	$19.89	$17.51	$17.95
Net Investment Loss(2)	(0.05)	(0.09)	(0.05)	(0.09)	(0.13)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	4.20	1.61	(0.18)	(4.82)	2.87	0.26

Total Income (Loss) from Investment Operations	4.15	1.52	(0.23)	(4.91)	2.74	0.13

Dividends from Net Investment Income	-	-	-	-	-	-
Distributions from Net Realized Gains	-	-	-	(1.85)	(0.36)	(0.57)
Distributions from Tax Return of Capital	-	-	(0.02)	-	-	-

Total Distributions	-	-	(0.02)	(1.85)	(0.36)	(0.57)

Net Asset Value End of Period	$18.55	$14.40	$12.88	$13.13	$19.89	$17.51

Total Return(3)	28.82%	11.80%	(1.73)%	(26.64)%	15.84%	0.74%
Net Assets End of Period (millions)	$335.4	$322.7	$437.0	$587.1	$1,151.5	$1,263.8
Ratio of Expenses to Average Net Assets(4)	1.28%	1.31%	1.26%	1.22%	1.18%	1.15%
Ratio of Net Investment Loss to Average Net Assets(4)	(0.66)%	(0.67)%	(0.47)%	(0.58)%	(0.70)%	(0.70)%
Portfolio Turnover Rate(3)	28.55%	62.67%	80.51%	96.90%	74.32%	101.98%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN SMALL CAP VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$14.85	$13.56	$13.93	$18.13	$19.17	$19.51
Net Investment Income (Loss)(2)	- (3)	0.02	0.02	(0.02)	(0.01)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	3.61	1.29	(0.07)	(1.09)	1.44	2.00

Total Income (Loss) from Investment Operations	3.61	1.31	(0.05)	(1.11)	1.43	1.98

Dividends from Net Investment Income	(0.02)	(0.02)	-	-	-	-
Distributions from Net Realized Gains	-	-	(0.32)	(3.09)	(2.47)	(2.32)

Total Distributions	(0.02)	(0.02)	(0.32)	(3.09)	(2.47)	(2.32)

Net Asset Value End of Period	$18.44	$14.85	$13.56	$13.93	$18.13	$19.17

Total Return(4)	24.29%	9.64%	0.46%	(5.77)%	7.48%	11.40%
Net Assets End of Period (millions)	$3,382.1	$2,690.4	$2,156.5	$1,902.1	$2,151.2	$2,039.5
Ratio of Expenses to Average Net Assets(5)	1.18%	1.22%	1.22%	1.20%	1.19%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets(5)	(0.01)%	0.11%	0.20%	(0.16)%	(0.03)%	(0.09)%
Portfolio Turnover Rate(4)	23.98%	37.14%	63.05%	75.49%	72.38%	58.88%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Amount is between $0.005 and $(0.005) per share.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN VALUE FUND
	Investor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006(2)

Net Asset Value Beginning of Period	$8.91	$8.12	$8.58	$12.22	$10.41	$10.00
Net Investment Income(3)	0.06	0.07	0.06	0.08	0.20	0.03
Net Realized and Unrealized Gain (Loss) on Investments	1.34	0.76	(0.44)	(2.70)	1.73	0.38

Total Income (Loss) from Investment Operations	1.40	0.83	(0.38)	(2.62)	1.93	0.41

Dividends from Net Investment Income	(0.08)	(0.04)	(0.08)	(0.14)	(0.03)	-
Distributions from Net Realized Gains	-	-	-	(0.88)	(0.09)	-

Total Distributions	(0.08)	(0.04)	(0.08)	(1.02)	(0.12)	-

Net Asset Value End of Period	$10.23	$8.91	$8.12	$8.58	$12.22	$10.41

Total Return(4)	15.88%	10.19%	(4.10)%	(22.88)%	18.65%	4.10%
Net Assets End of Period (millions)	$422.3	$266.4	$181.1	$230.3	$278.7	$75.0
Ratio of Expenses to Average Net Assets(5)(6)	1.10%	1.27%	1.32%	1.23%	1.24%	1.49%
Ratio of Net Investment Income to Average Net Assets(5)(6)	1.19%	0.86%	0.84%	0.77%	1.71%	0.55%
Portfolio Turnover Rate(4)	38.64%	70.69%	85.44%	99.24%	50.79%	34.07%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets
9/30/2006	1.64%	0.39%

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2011 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Effective July 1, 2011, Artisan Funds, Inc. will change its name to Artisan Partners Funds, Inc. but will continue to do business as Artisan Funds. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)	March 29, 2010
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007
Artisan Growth Opportunities Fund (“Growth Opportunities Fund” or “Growth Opportunities”)	September 22, 2008
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997
Artisan Value Fund (“Value Fund” or “Value”)	March 27, 2006

Artisan Growth Opportunities Fund changed its name from Artisan Opportunistic Growth Fund effective January 28, 2011. Artisan Value Fund changed its name from Artisan Opportunistic Value Fund effective December 1, 2010.

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Global Equity Fund is subadvised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Artisan Emerging Markets Fund, also a series of Artisan Funds, commenced operations on June 26, 2006 and has offered Institutional Shares since inception. It began offering Advisor shares on June 2, 2008. The financial statements of both classes of Artisan Emerging Markets Fund are presented in separate reports.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices are available, at the mean of the most recent bid and ask quotation on the principal exchange.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

in markets outside the U.S. Growth Opportunities Fund and Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(b)	Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. Securities primarily traded outside the U.S., whose values were adjusted as a result of significant market movements, are classified as level 2.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2011:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity
Equity Securities(1):	$13,367,107	$-	$-	$13,367,107
Repurchase Agreements	-	651,000	-	651,000
Total Investment in Securities	13,367,107	651,000	-	14,018,107
Derivatives:
Foreign Currency Forward Contracts(2)	-	17,261	-	17,261
Total	$13,367,107	$668,261	$-	$14,035,368
Global Value
Equity and Equity-Linked Securities(1):
Americas	$28,227,412	$-	$-	$28,227,412
Europe	21,283,335	594,926	-	21,878,261
Pacific Basin	$3,762,032	$-	$-	$3,762,032

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Value (continued)
Repurchase Agreements	-	3,036,000		3,036,000
Total Investment in Securities	53,272,779	3,630,926	-	56,903,705
Derivatives:
Foreign Currency Forward Contracts(2)	-	42,655	-	42,655
Total	$53,272,779	$3,673,581	$-	$56,946,360
Growth Opportunities
Equity Securities(1)	$140,494,820	$-	$-	$140,494,820
Repurchase Agreements	-	8,512,000	-	8,512,000
Total	$140,494,820	$8,512,000	$-	$149,006,820
International
Equity Securities(1)	$9,476,392,719	$-	$-	$9,476,392,719
Repurchase Agreements	-	235,869,000	-	235,869,000
Total	$9,476,392,719	$235,869,000	$-	$9,712,261,719
International Small Cap
Equity Securities(1):
Emerging Markets	$184,878,444	$4,760,476	$-	$189,638,920
Europe	422,851,878	-	-	422,851,878
Pacific Basin	123,593,614	-	-	123,593,614
Repurchase Agreements	-	32,158,000	-	32,158,000
Total	$731,323,936	$36,918,476	$-	$768,242,412
International Value
Equity and Equity-Linked Securities(1):
Americas	$883,568,384	$-	$-	$883,568,384
Emerging Markets	41,620,868	-	-	41,620,868
Europe	2,873,665,833	92,429,790	-	2,966,095,623
Pacific Basin	575,789,936	-	-	575,789,936
Repurchase Agreements	-	447,201,000	-	447,201,000
Total Investment in Securities	4,374,645,021	539,630,790	-	4,914,275,811
Derivatives:
Foreign Currency Forward Contracts(2)	-	7,109,243	-	7,109,243
Total	$4,374,645,021	$546,740,033	$-	$4,921,385,054

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap
Equity Securities(1)	$5,646,436,329	$-	$-	$5,646,436,329
Repurchase Agreements	-	332,066,000	-	332,066,000
Total	$5,646,436,329	$332,066,000	$-	$5,978,502,329
Mid Cap Value
Equity Securities(1)	$6,730,857,562	$-	$-	$6,730,857,562
Repurchase Agreements	-	377,065,000	-	377,065,000
Total	$6,730,857,562	$377,065,000	$-	$7,107,922,562
Small Cap
Equity Securities(1)	$319,524,630	$-	$-	$319,524,630
Repurchase Agreements	-	16,009,000	-	16,009,000
Total	$319,524,630	$16,009,000	$-	$335,533,630
Small Cap Value
Equity Securities(1)	$3,193,767,888	$-	$-	$3,193,767,888
Repurchase Agreements	-	168,951,000	-	168,951,000
Total	$3,193,767,888	$168,951,000	$-	$3,362,718,888
Value Fund
Equity Securities(1)	$395,215,048	$-	$-	$395,215,048
Repurchase Agreements	-	26,837,000	-	26,837,000
Total	$395,215,048	$26,837,000	$-	$422,052,048

(1) See Fund’s Schedule of Investments for sector or country classification.
(2) Derivative instruments are valued at unrealized appreciation (depreciation).

As of March 31, 2011, there were no transfers between Level 1, Level 2, and Level 3 securities.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 through 2010) and have concluded that as of March 31, 2011, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(loss) on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, including withholding taxes of foreign dividends, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency contracts to facilitate the purchase and sale of non-U.S. securities. These foreign currency contracts generally settle within three business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. As of March 31, 2011, Global Equity, Global Value, and International Value had outstanding foreign currency contracts, as shown on the Schedule of Investments, to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated investment securities. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised.

The premium that the Fund pays when purchasing an option or receives when writing an option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying security transaction to determine the realized gain or loss.

When the Fund purchases an option, the Fund pays a non-refundable premium to the seller (writer) of the option. The Fund includes the premium paid in the Statements of Assets and Liabilities as an equivalent asset. The amount of the asset is subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Growth Opportunities Fund entered into written call options during the six months ended March 31, 2011 as follows:

	Number of Contracts	Premiums Received
Options outstanding at beginning of period	-	-
Options written	40	$11,153
Options terminated in closing transactions	(40)	(11,153)
Options outstanding at end of period	-	-

(g)

Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(h)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(i)	Equity-linked participation certificates – Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Small Cap Fund, International Value Fund, and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(j)	Transfer agent and authorized agent fees – Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or was a percentage, as of March 31, 2011 up to 0.40% annually, of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the six months ended March 31, 2011:

	Six Months Ended 3/31/11
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Global Equity - Investor Shares	$26,256	$11,521	$37,777
Global Value - Investor Shares	32,444	48,676	81,120
Growth Opportunities - Investor Shares	32,759	117,771	150,530
International - Investor Shares	295,732	7,776,606	8,072,338
International - Institutional Shares	11,256	-	11,256
International Small Cap - Investor Shares	37,652	532,449	570,101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended 3/31/11
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
International Value - Investor Shares	$237,842	$2,624,521	$2,862,363
International Value - Institutional Shares	10,076	-	10,076
Mid Cap - Investor Shares	59,831	6,123,981	6,183,812
Mid Cap - Institutional Shares	9,824	-	9,824
Mid Cap Value - Investor Shares	266,271	6,667,825	6,934,096
Small Cap - Investor Shares	49,167	259,730	308,897
Small Cap Value - Investor Shares	63,559	3,124,271	3,187,830
Value - Investor Shares	41,445	356,824	398,269

(k)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the six months ended March 31, 2011 as follows:

Global Equity	$–
Global Value	93
Growth Opportunities	3,018
International	52,261
International Small Cap	7,015
International Value	38,882
Mid Cap	82,017
Mid Cap Value	39,785
Small Cap	10,268
Small Cap Value	90,045
Value	7,550

(l)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(m)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(n)

Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Global Equity Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Derivative Transactions:

The fair value of derivative instruments as reported within the Statements of Assets and Liabilities as of March 31, 2011 was as follows:

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
Global Equity	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$17,261
Global Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	42,655
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	7,109,243

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Growth Opportunities	Purchased Options	Net realized gain (loss) on investments	$(4,555)
	Written Options	Net realized gain (loss) on investments	9,416
Total			$4,861
International Value	Foreign currency forward contracts	Net realized gain (loss) on foreign currency related transactions	$221,059

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
Global Equity	Foreign currency forward contracts	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions	$17,261
Global Value	Foreign currency forward contracts	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions	42,655
International Value	Foreign currency forward contracts	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions	7,109,243

Volume of derivative activity

For Global Equity Fund and Global Value Fund, the foreign currency forward contracts that are presented in the Schedule of Investments are the only derivatives entered into during the six months ended March 31, 2011.

For the period ended March 31, 2011, International Value Fund held and closed out of one foreign currency forward contract in addition to the foreign currency forward contracts that are presented in the Schedule of Investments.

For the six months ended March 31, 2011, Growth Opportunities Fund held and closed out of 40 written call option contracts and 80 purchased put option contracts.

(4)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Global Equity Fund and Global Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund paid a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Growth Opportunities Fund pays and Value Fund (for the period from October 1, 2010 to November 30, 2010) paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

Effective December 1, 2010, Value Fund paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

The Adviser has contractually agreed to waive its management fee, and to the extent that fee waiver is insufficient, to reimburse Global Equity Fund and Global Value Fund for any ordinary operating expenses in an amount sufficient to cause the Fund’s ordinary operating expenses, including the management fee, to be not more than 1.50% of average daily net assets, annually. This contract continues through February 1, 2012, at which time the Adviser will determine whether to renew, revise or discontinue it. For the six months ended March 31, 2011, expenses of $79,465 and $50,250 incurred by Global Equity Fund and Global Value Fund, respectively, were waived by the Adviser.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to April 1, 2011, each director who was not an affiliated person of the Adviser received an annual retainer of $180,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increased by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2011, each director who was not an affiliated person of the Adviser receives an annual retainer of $200,000, payable quarterly, which will increase by $10,000 with each new series of Artisan Funds. The additional annual retainer fees for the non-interested chair of the board of directors and each non-

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

interested chair of a board committee were not changed from the prior period. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

(5)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2011, under which each Fund may borrow up $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the loan, (b) the maximum amount the Fund may borrow under the applicable law, (c) the limitations included in the Fund’s prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. SSB has agreed to waive 0.025% of the commitment fee by reducing the Funds’ custody expenses. The commitment fee and the related waiver are allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2011, there were no borrowings under the line of credit for Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Small Cap Value Fund, and Value Fund. During the six months ended March 31, 2011, International Small Cap Fund paid interest of $140 on maximum borrowings of $3,393,330.

(6)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2011 were as follows:

Fund	Security Purchases	Security Sales
Global Equity	$11,102,709	$9,824,610
Global Value	22,268,540	5,908,225
Growth Opportunities	91,529,439	37,786,122

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Security Purchases	Security Sales
International	$3,338,155,525	$4,271,995,369
International Small Cap	203,791,838	329,856,864
International Value	1,534,137,647	621,783,363
Mid Cap	1,449,673,877	1,673,568,741
Mid Cap Value	965,613,168	830,078,767
Small Cap	87,235,315	163,261,127
Small Cap Value	686,084,255	696,703,177
Value	212,885,856	121,334,806

(7)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2011. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2011.

		As of 9/30/10			Net Realized Gain (Loss)		As of 3/31/11
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value

Global Value
	Arch Capital Group Ltd.(2)	14,900	$609,322	$21,887	$545	$-	21,472	$2,129,808
	Signet Jewelers Ltd.(2)(3)	45,395	521,292	211,032	31,155	-	52,359	2,409,561
	Total(4)		$1,130,614	$232,919	$31,700	$-		$2,129,808
International
	E-Commerce China Dangdang, Inc., Class A (DR)(2)(3) (5)	-	$30,193,583	$5,338,532	$(923,916)	$-	890,204	$18,364,909
	Total(4)		$30,193,583	$5,338,532	$(923,916)	$-		$-
International Value
	Arch Capital Group Ltd.(2)	1,543,774	$32,547,657	$8,253,801	$589,803	$-	1,810,188	$179,552,548
	ICON PLC (DR)(2)(5)	-	48,081,355	-	-	-	2,321,186	50,114,406
	Qinetiq Group PLC(2)	41,112,031	32,705,362	-	-	-	57,578,829	112,411,745
	Savills Plc	8,553,847	6,208,738	3,325,476	195,934	-	9,065,083	52,075,613
	Signet Jewelers Ltd.(2)(3)	4,397,187	10,573,483	21,782,181	561,627	-	4,061,955	186,931,169
	Unihair Co., Ltd.(5)	1,956,400	6,267,457	1,396,697	(499)	-	2,410,900	28,143,591
	Total(4)		$136,384,052	$34,758,155	$1,346,865	$-		$422,297,903
Mid Cap
	athenahealth, Inc.(2)	1,680,000	$2,184,392	$1,854,446	$266,146	$-	1,682,715	$75,940,928
	GSI Commerce, Inc.(2)(3)	3,010,400	4,546,779	25,430,466	(5,549,189)	-	2,200,690	64,414,196
	Total(4)		$6,731,171	$27,284,912	$(5,283,043)	$-		$75,940,928
Mid Cap Value
	Acuity Brands, Inc.(3)	1,816,815	$-	$-	$-	$348,794	527,015	$30,825,107
	Alleghany Corporation(2)	560,601	3,222,454	7	(7)	-	581,707	192,533,383

See notes on page 78.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/10			Net Realized Gain (Loss)		As of 3/31/11
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
	Arch Capital Group Ltd.(2)	1,667,173	$1,521,708	$24,249,018	$6,917,651	$-	1,340,273	$132,941,679
	Arrow Electronics, Inc.(2)	4,584,000	3,345,594	-	-	-	4,664,300	195,340,884
	Hubbell Inc., Class B(3)(5)	2,635,900	1,370,513	-	-	1,958,508	2,656,800	188,712,504
	Ingram Micro Inc.(2)	8,219,600	290,803	-	-	-	8,234,200	173,165,226
	Lexmark International, Inc.(2)(5)	-	150,741,673	2,658,311	(356,220)	-	3,866,400	143,211,456
	Total(4)		$160,492,745	$26,907,336	$6,561,424	$2,307,302		$837,192,628
Small Cap
	Acuity Brands, Inc.(3)(5)	94,000	$5,633,143	$2,006,074	$(27,250)	$34,918	164,200	$9,604,058
	athenahealth, Inc.(2)	210,300	86,014	1,734,971	100,595	-	166,300	7,505,119
	GSI Commerce, Inc.(2)(3)	356,200	93,900	1,602,655	170,174	-	282,200	8,259,994
	Total(4)		$5,813,057	$5,343,700	$243,519	$34,918		$7,505,119
Small Cap Value
	Actel Corporation(3)	2,060,954	$-	$25,258,727	$17,773,992	$-	-	$-
	Acuity Brands, Inc.(3)	552,899	-	17,002,317	7,369,189	98,410	117,299	6,860,819
	AMN Healthcare Services, Inc.(2)(3)	1,772,616	-	25,166,571	(16,186,011)	-	345,616	2,993,035
	Arrow Electronics, Inc.(2)	1,504,847	-	4,883,425	3,216,791	-	1,308,447	54,797,760
	Comfort Systems USA, Inc.	2,815,126	-	-	-	281,513	2,815,126	39,608,823
	CONMED Corporation(2)	1,574,059	-	-	-	-	1,574,059	41,366,271
	CRA International, Inc.(2)	625,800	-	-	-	-	625,800	18,041,814
	Cross Country Healthcare, Inc.(2)(3)	1,693,026	-	17,568,740	(9,259,206)	-	601,926	4,713,081
	H.B. Fuller Company(5)	2,153,533	-	-	-	323,461	3,100,233	66,593,005
	ICON PLC (DR)(2)(5)	-	16,408,351	-	-	-	770,741	16,640,298
	Lexmark International, Inc.(2)(5)	591,887	22,704,929	-	-	-	1,225,987	45,410,558
	Manhattan Associates, Inc.(2)	1,564,924	-	-	-	-	1,564,924	51,204,313
	Neutral Tandem, Inc.(2)(5)	-	28,015,455	-	-	-	1,850,400	27,293,400
	Orbotech, Ltd.(2)(3)	2,447,487	-	21,695,965	(9,861,840)	-	1,524,687	19,576,981
	ORION MARINE GROUP, INC.(2)(5)	1,059,900	9,624,784	-	-	-	1,851,400	19,884,036
	PetMed Express, Inc.(5)	-	20,847,839	-	-	154,975	1,239,800	19,663,228
	PICO Holdings, Inc.(2)(5)	1,105,390	1,153,882	-	-	-	1,146,890	34,475,513
	RadiSys Corporation(2)	1,878,597	-	1,227	(228)	-	1,878,497	16,267,784
	Rudolph Technologies, Inc.(2)	2,819,378	-	3,778,703	(620,189)	-	2,545,178	27,844,247
	School Specialty, Inc.(2)	1,769,253	-	-	-	-	1,769,253	25,300,318
	Sykes Enterprises, Incorporated(2)	2,548,994	7,754,561	-	-	-	2,939,194	58,107,865
	Ultra Clean Holdings, Inc.(2)	1,558,796	-	5,540,980	(908,327)	-	1,136,096	11,747,233
	Ultratech, Inc.(2)	1,944,953	-	4,677,313	3,474,512	-	1,628,353	47,873,578
	Total(4)		$106,509,801	$125,573,968	$(5,001,317)	$858,359		$622,120,044
Value
	Arch Capital Group Ltd.(2)	139,500	$2,810,975	$3,820,260	$748,884	$-	118,500	$11,754,015
	Ingram Micro Inc.(2)	540,200	3,901,460	-	-	-	739,400	15,549,582
	Total(4)		$6,712,435	$3,820,260	$748,884	$-		$27,303,597

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Issuer was no longer an affiliate as of March 31, 2011.
(4)	Total value as of March 31, 2011 is presented for only those issuers that were affiliates as of March 31, 2011.
(5)	Issuer was not an affiliate as of September 30, 2010.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(8)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Global Equity	$12,853,801	$1,296,009	$(131,703)	$1,164,306
Global Value	47,412,567	9,774,752	(283,614)	9,491,138
Growth Opportunities	121,064,544	28,348,677	(406,401)	27,942,276
International	7,973,658,416	1,847,830,795	(109,227,492)	1,738,603,303
International Small Cap	579,692,055	207,220,619	(18,670,262)	188,550,357
International Value	4,183,856,078	752,537,898	(22,118,165)	730,419,733
Mid Cap	3,917,331,794	2,092,846,424	(31,675,889)	2,061,170,535
Mid Cap Value	5,704,820,476	1,435,938,812	(32,836,726)	1,403,102,086
Small Cap	217,800,393	119,576,650	(1,843,413)	117,733,237
Small Cap Value	2,710,323,394	714,276,034	(61,880,540)	652,395,494
Value	381,483,029	46,136,357	(5,567,338)	40,569,019

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2011 and the year ended September 30, 2010 were as follows:

	Six Months Ended 3/31/11		Year Ended 9/30/10
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Global Equity	$157,578	$-	$-	(1)	$-	(1)
Global Value	312,729	-	689,211		-
Growth Opportunities	603,862	429,827	-		-
International	87,763,067	-	129,087,749		-
International Small Cap	457,152	-	4,971,337		-
International Value	51,945,548	-	42,229,227		-
Mid Cap	-	-	-		-
Mid Cap Value	80,287,523	66,416,339	19,093,720		-
Small Cap	-	-	-		-
Small Cap Value	2,836,580	-	2,598,102		-
Value	2,454,913	-	840,245		-

(1)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The classification of the distributions made through March 31, 2011 for federal income tax purposes are preliminary; final classification of the distributions will be determined as of each Fund’s fiscal year end.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of U.S. generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for Mid Cap Fund of $78,602,979 were included in net realized gain (loss) on investments in the Statements of Operations for the period ended March 31, 2011, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2010 follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Global Equity	$106,929	$-	$272,115
Global Value	158,684	-	-
Growth Opportunities	223,789	414,177	-
International	87,734,055	-	186,125,712
International Small Cap	456,066	-	-
International Value	31,175,089	-	14,002,705
Mid Cap	-	-	46,910,687
Mid Cap Value	58,074,721	-	-
Small Cap	-	-	-
Small Cap Value	2,825,081	-	-
Value	1,409,938	-	3,836,582

As of September 30, 2010, the Funds had capital loss carryovers as follows:

	Expiring 2017	Expiring 2018	Total
Global Equity		$-	$-
Global Value	$237,042	235,208	472,250
Growth Opportunities	-	-	-
International	846,687,411	1,780,663,697	2,627,351,108
International Small Cap	42,384,176	75,999,009	118,383,185
International Value	21,273,231	98,466,874	119,740,105
Mid Cap	133,629,309	501,610,833	635,240,142
Mid Cap Value	-	-	-
Small Cap	89,964,498	132,870,516	222,835,014
Small Cap Value	22,928,816	34,906,601	57,835,417
Value	35,503,974	47,952,348	83,456,322

For the year ended September 30, 2010, Growth Opportunities Fund and Mid Cap Value Fund used $199,888 and $63,364,689 of capital loss carryovers, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(9)	Fund share activities:

Capital share transactions for the Funds were as follows:

	GLOBAL EQUITY	GLOBAL VALUE	GROWTH OPPORTUNITIES	INTERNATIONAL
Six Months ended March 31, 2011	Investor Shares	Investor Shares	Investor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$2,558,024	$21,441,760	$58,104,210	$605,249,952	$102,644,605
Net asset value of shares issued in reinvestment of dividends and distributions	157,231	308,153	1,026,899	54,788,200	25,400,368
Cost of shares redeemed(1)	(901,694)	(4,107,909)	(6,798,023)	(1,218,957,656)	(164,493,348)

Net increase (decrease) from fund share transactions	$1,813,561	$17,642,004	$52,333,086	$(558,919,504)	$(36,448,375)

Shares sold	226,590	2,112,742	4,690,931	27,630,056	4,689,740
Shares issued in reinvestment of dividends and distributions	14,140	30,390	85,008	2,556,612	1,178,671
Shares redeemed	(79,066)	(404,459)	(555,010)	(55,686,066)	(7,426,014)

Net increase (decrease) in capital shares	161,664	1,738,673	4,220,929	(25,499,398)	(1,557,603)

	GLOBAL EQUITY	GLOBAL VALUE	GROWTH OPPORTUNITIES	INTERNATIONAL
Year ended September 30, 2010	Investor Shares(2)	Investor Shares	Investor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$10,366,799	$8,652,979	$30,912,669	$1,714,558,253	$254,936,522
Net asset value of shares issued in reinvestment of dividends and distributions	-	681,070	-	85,906,490	32,932,785
Cost of shares redeemed(1)	(180,773)	(5,741,328)	(15,044,767)	(2,313,012,514)	(871,512,807)

Net increase (decrease) from fund share transactions	$10,186,026	$3,592,721	$15,867,902	$(512,547,771)	$(583,643,500)

Shares sold	1,042,184	969,513	3,195,776	87,169,342	12,936,483
Shares issued in reinvestment of dividends and distributions	-	78,194	-	4,233,932	1,614,352
Shares redeemed	(19,245)	(650,835)	(1,589,013)	(119,470,363)	(44,484,274)

Net increase (decrease) in capital shares	1,022,939	396,872	1,606,763	(28,067,089)	(29,933,439)

See notes on page 83.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP
Six Months ended March 31, 2011	Investor Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$78,803,048	$977,460,144	$412,467,997	$632,119,853	$18,112,900
Net asset value of shares issued in reinvestment of dividends and distributions	416,193	32,184,397	11,351,575	-	-
Cost of shares redeemed(1)	(178,216,089)	(277,300,826)	(31,301,661)	(610,604,764)	(32,752,659)

Net increase (decrease) from fund share transactions	$(98,996,848)	$732,343,715	$392,517,911	$21,515,089	$(14,639,759)

Shares sold	4,032,165	35,811,633	15,339,445	19,020,056	560,720
Shares issued in reinvestment of dividends and distributions	21,365	1,197,336	422,463	-	-
Shares redeemed	(9,154,626)	(10,293,727)	(1,139,938)	(18,180,387)	(925,148)

Net increase (decrease) in capital shares	(5,101,096)	26,715,242	14,621,970	839,669	(364,428)

	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2010	Investor Shares	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$231,472,763	$1,211,662,210	$330,197,912	$744,135,004	$19,299,101
Net asset value of shares issued in reinvestment of dividends and distributions	4,715,018	31,364,232	5,318,821	-	-
Cost of shares redeemed(1)	(213,357,234)	(483,111,162)	(15,346,416)	(842,511,453)	(65,731,979)

Net increase (decrease) from fund share transactions	$22,830,547	$759,915,280	$320,170,317	$(98,376,449)	$(46,432,878)

Shares sold	13,620,398	52,013,751	14,377,757	28,632,435	694,723
Shares issued in reinvestment of dividends and distributions	280,489	1,378,042	233,794	-	-
Shares redeemed	(12,880,474)	(20,943,757)	(655,580)	(32,462,368)	(2,402,397)

Net increase (decrease) in capital shares	1,020,413	32,448,036	13,955,971	(3,829,933)	(1,707,674)

See notes on page 83.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	MID CAP VALUE	SMALL CAP	SMALL CAP VALUE	VALUE
Six Months ended March 31, 2011	Investor Shares	Investor Shares	Investor Shares	Investor Shares
Proceeds from shares issued	$897,788,696	$49,056,509	$362,967,547	$155,748,761
Net asset value of shares issued in reinvestment of dividends and distributions	137,559,542	-	2,731,048	2,273,000
Cost of shares redeemed(1)	(650,616,096)	(116,707,916)	(325,901,183)	(45,309,396)

Net increase (decrease) from fund share transactions	$384,732,142	$(67,651,407)	$39,797,412	$112,712,365

Shares sold	43,604,373	2,935,417	21,511,231	15,781,522
Shares issued in reinvestment of dividends and distributions	6,905,600	-	162,466	241,039
Shares redeemed	(31,762,133)	(7,265,272)	(19,397,624)	(4,645,406)

Net increase (decrease) in capital shares	18,747,840	(4,329,855)	2,276,073	11,377,155

	MID CAP VALUE	SMALL CAP	SMALL CAP VALUE	VALUE
Year ended September 30, 2010	Investor Shares	Investor Shares	Investor Shares	Investor Shares
Proceeds from shares issued	$1,697,861,880	$78,065,645	$862,413,646	$130,447,358
Net asset value of shares issued in reinvestment of dividends and distributions	17,787,983	-	2,473,612	811,247
Cost of shares redeemed(1)	(1,187,431,599)	(231,386,255)	(550,117,447)	(64,499,404)

Net increase (decrease) from fund share transactions	$528,218,264	$(153,320,610)	$314,769,811	$66,759,201

Shares sold	95,065,167	5,784,828	59,983,122	15,026,128
Shares issued in reinvestment of dividends and distributions	1,003,270	-	176,813	94,772
Shares redeemed	(66,387,040)	(17,293,770)	(38,107,726)	(7,544,347)

Net increase (decrease) in capital shares	29,681,397	(11,508,942)	22,052,209	7,576,553

(1)	Net of redemption fees of:

Fund	3/31/2011	9/30/2010
Global Equity - Investor Shares	$693	$190
Global Value - Investor Shares	2,506	5,596
International - Investor Shares	169,839	527,683
International - Institutional Shares	57,122	167,725
International Small Cap - Investor Shares	3,958	37,834
International Value - Investor Shares	120,555	323,433
International Value - Institutional Shares	35,541	70,638

(2)	For the period from commencement of operations (March 29, 2010) through September 30, 2010.

(10)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2011 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period 10/1/2010-3/31/2011(1)
Artisan Global Equity Fund - Investor Shares
Actual	$1,000.00	$1,144.70	$8.02
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan Global Value Fund - Investor Shares
Actual	$1,000.00	$1,120.30	$7.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan Growth Opportunities Fund - Investor Shares
Actual	$1,000.00	$1,203.70	$8.02
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.34

See notes on page 85.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period 10/1/2010-3/31/2011(1)
Artisan International Fund - Investor Shares
Actual	$1,000.00	$1,100.50	$6.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,090.90	$7.77
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$1,138.90	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$1,221.30	$6.70
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,202.10	$6.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$1,288.20	$7.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$1,242.90	$6.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94
Artisan Value Fund - Investor Shares
Actual	$1,000.00	$1,158.80	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2011 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2011
Artisan Global Equity Fund - Investor Shares(a)	1.50%
Artisan Global Value Fund - Investor Shares(a)	1.50%
Artisan Growth Opportunities Fund - Investor Shares	1.46%
Artisan International Fund - Investor Shares	1.21%
Artisan International Small Cap Fund - Investor Shares	1.49%
Artisan International Value Fund - Investor Shares	1.17%
Artisan Mid Cap Fund - Investor Shares	1.21%
Artisan Mid Cap Value Fund - Investor Shares	1.18%
Artisan Small Cap Fund - Investor Shares	1.28%
Artisan Small Cap Value Fund - Investor Shares	1.18%
Artisan Value Fund - Investor Shares	1.10%

(a) The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Growth Opportunities Fund); February 9, 2006, as amended December 1, 2010 (Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The investment advisory and sub-advisory agreements for Global Equity Fund dated February 9, 2010 continue through November 30, 2011, and so were not considered at the meetings described below. Artisan Partners, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 28, 2010 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2010 through November 30, 2011. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. The directors were also presented with a related proposal to lower the investment advisory fee schedule applicable to Value Fund.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. In the case of Value Fund, Artisan Partners provided an additional report prepared by Lipper showing how the Fund would compare to its current peer group if the proposed lower advisory fee schedule had been in place. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•	Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) Artisan Partners, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented.

On November 8, 2010, the independent directors again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 9, 2010. At the November 9th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 8th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 8th and 9th meetings provided a strong basis for considering the continuation of the Advisory Agreements (as amended in the case of Value Fund). The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Value Fund, and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Emerging Markets Fund, Global Value Fund, and Growth Opportunities Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance was acceptable. Moreover, based on recent changes to the investment management team of Small Cap Fund, the directors concluded that prospects for the performance of that Fund over the long-term appeared favorable.

The cost of services to be provided and profits to be realized by Artisan Partners. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners’ history of effective management of the Funds’ business and affairs. It was also concluded that reductions in the investment advisory fee schedule applicable to Value Fund would further enhance the competitiveness of the Fund’s expense ratio. The directors concluded that the costs of services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of the services provided and in comparison to the fees charged by mutual funds considered by Lipper to be within the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Value Fund and Growth Opportunities Fund are expected to benefit from economies of scale as soon as each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. The directors also concluded that shareholders of Value Fund would benefit from economies of scale under the management fee structure in the Advisory Agreement due to reductions in the investment advisory fee schedule proposed by Artisan Partners and approved by the Board. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund, because the Fund closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Comparison of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2011 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statements of additional information, which are available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

SEMIANNUAL

REPORT

MARCH 31, 2011

ARTISAN EMERGING

MARKETS FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN FUNDS

INSTITUTIONAL SHARES

SCHEDULES OF INVESTMENTS
2	Artisan Emerging Markets Fund
5	Artisan International Fund
8	Artisan International Value Fund
11	Artisan Mid Cap Fund

14	STATEMENTS OF ASSETS AND LIABILITIES

16	STATEMENTS OF OPERATIONS

18	STATEMENTS OF CHANGES IN NET ASSETS

20	FINANCIAL HIGHLIGHTS

24	NOTES TO FINANCIAL STATEMENTS

38	SHAREHOLDER EXPENSE EXAMPLE

40	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

45	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

46	PROXY VOTING POLICIES AND PROCEDURES

46	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Effective July 1, 2011, Artisan Funds, Inc. will change its name to Artisan Partners Funds, Inc. but will continue to do business as Artisan Funds.

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Institutional Shares of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For more complete information on any Fund, including fees and expenses, please call 800.399.1770 for a free prospectus. Read it carefully before you invest or send money.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 97.8%

BRAZIL - 19.5%
Banco do Brasil S.A.(1)(2)	107,980	$1,954,374
Banco do Brasil S.A.	274,300	4,964,668
BM&F BOVESPA SA	1,540,900	11,184,066
BR Properties SA	524,000	5,504,303
Companhia Energetica de Minas Gerais- CEMIG, Preferred(3)	385,071	7,356,362
Companhia Vale do Rio Doce	924,262	30,202,050
Empresa Brasileira de Aeronautica S.A.	831,200	6,872,998
Fibria Celulose S.A.(4)	482,200	7,782,421
Fleury SA	448,561	6,662,545
Hypermarcas SA(4)	929,800	12,301,277
Julio Simoes Logistica SA(1)(2)(4)	293,100	1,775,493
Julio Simoes Logistica SA(4)	424,200	2,569,650
Magnesita Refratarios SA(4)	857,700	4,517,943
PDG Realty SA Empreendimentos e Participacoes	1,034,500	5,804,073
Petroleo Brasileiro S.A.	1,991,845	39,796,640
Randon SA Implementos e Participacoes, Preferred(3)	752,100	5,136,383
SLC Agricola SA	385,316	5,413,989
Tim Participacoes S.A., Preferred(3)	1,277,120	5,483,485
Totvs SA	378,000	7,258,322
Wilson Sons Limited (DR)	269,921	4,384,470

		176,925,512
CHILE - 0.8%
Empresa Nacional de Telecomunicaciones S.A.	445,383	7,282,406

CHINA - 13.7%
Ajisen China Holdings Limited	5,459,913	10,528,787
Chaoda Modern Agriculture (Holdings) Limited	10,418,536	6,482,662
China High Precision Automation Group Ltd.	8,369,000	6,068,118
China Mobile Limited	1,819,000	16,755,224
China Rongsheng Heavy Industries Group Holdings Limited(4)	6,444,000	5,608,485
China Yurun Food Group Limited	1,772,000	5,957,126
Digital China Holdings Limited	2,372,000	4,513,129
GOME Electrical Appliances Holdings Limited(4)	31,744,587	11,141,244
Huabao International Holdings Limited	10,769,576	16,614,268

	Shares Held	Value

CHINA (CONTINUED)
Mindray Medical International Limited, Class A (DR)(4)	253,802	$6,395,810
Noah Holdings Ltd. (DR)(4)	414,826	6,068,904
Springland International Holdings Ltd.(4)	7,729,000	5,832,608
Tingyi (Cayman Islands) Holding Corporation	3,764,300	9,243,128
Zhuzhou CSR Times Electric Co., Ltd., H Shares	3,415,200	12,995,985

		124,205,478
COLOMBIA - 0.5%
Grupo de Inversiones Suramericana	246,222	4,891,549

EGYPT - 1.0%
Commercial International Bank Egypt SAE(4)	728,526	4,029,233
Egyptian Financial Group-Hermes Holding	1,235,270	4,551,813
Talaat Moustafa Group(4)	681,937	535,526

		9,116,572
HONG KONG - 0.7%
AIA Group Ltd.(4)	2,202,200	6,780,530

HUNGARY - 0.8%
MOL Hungarian Oil and Gas Nyrt., Class A(4)	58,384	7,463,412

INDIA - 4.8%
Cairn India Ltd.(4)	1,345,400	10,581,882
India Cements Limited	2,658,072	5,722,052
Nagarjuna Construction Company Ltd.	2,785,858	6,321,983
Power Finance Corporation	1,353,137	7,613,008
Reliance Infrastructure Ltd.	447,305	7,053,366
Welspun Corporation Ltd.	1,365,565	6,308,025

		43,600,316
INDONESIA - 3.9%
Indofood CBP Sukses Makmur TBK PT(4)	7,126,000	4,337,387
PT Astra International Tbk	1,818,500	11,904,048
PT Bank Negara Indonesia Tbk	20,336,018	9,283,454
PT Gudang Garam Tbk	872,000	4,191,008
PT Telekomunikasi Indonesia, Series B	6,560,885	5,538,042

		35,253,939
ITALY - 0.9%
Tenaris S.A. (DR)	167,369	8,278,071

KAZAKSTAN - 0.9%
KazMunaiGas Exploration Production (DR)	345,711	7,778,497

2

	Shares Held	Value

KOREA - 10.5%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	269,514	$8,365,880
KB Financial Group, Inc.	162,442	8,514,896
LG Electronics Inc.	94,262	9,022,754
LOCK&LOCK CO., LTD.	105,720	3,686,394
MegaStudy Co., Ltd.	26,977	4,153,713
Samsung Electronics Co., Ltd.	49,075	41,695,519
Shinhan Financial Group Co., Ltd.	250,097	11,365,455
Shinsegae Co., Ltd.	35,940	8,551,292

		95,355,903
MEXICO - 6.8%
America Movil SAB de C.V., Series L	6,587,344	19,156,517
Bolsa Mexicana de Valores SA	2,254,327	4,745,772
Genomma Lab Internacional SA(4)	2,931,346	6,629,412
Grupo Financiero Banorte S.A. de C.V., O Shares	1,849,823	8,709,111
Grupo Televisa S.A., Series CPO (4)	1,666,659	8,202,667
OHL Mexico SAB de CV (4)	3,580,724	6,607,863
Urbi, Desarrollos Urbanos, S.A. de C.V.(4)	3,101,286	7,209,292

		61,260,634
POLAND - 0.8%
Polski Koncern Naftowy Orlen S.A. (4)	399,812	7,413,052

RUSSIA - 6.2%
Eurasia Drilling Company Ltd. (DR)	149,028	5,066,952
Eurasia Drilling Company Ltd., 144A (DR)	26,670	906,780
Globaltrans Investment PLC (DR)	382,391	7,032,170
LSR Group O.J.S.C. (DR)	642,975	6,159,700
LUKOIL (DR)	214,111	15,341,053
Magnitogorsk Iron & Steel Works (DR)	828,402	12,119,521
Mobile TeleSystems (DR)	473,460	10,051,556

		56,677,732
SOUTH AFRICA - 8.0%
ABSA Group Limited	457,017	9,218,030
African Bank Investments Limited	1,301,753	7,285,199
Harmony Gold Mining Company Limited	647,059	9,496,894
Impala Platinum Holdings Limited	555,477	16,072,294
Mondi Limited	816,458	8,001,650
Mr. Price Group Limited	844,224	7,643,565
MTN Group Limited	743,186	15,003,239

		72,720,871
SWEDEN - 0.9%
Alliance Oil Company Ltd. (DR)(4)	416,912	7,939,420

TAIWAN - 10.6%
Cathay Financial Holding Co., Ltd.	3,853,356	6,361,874
Chinatrust Financial Holding Company Ltd.	8,938,299	7,598,914
E Ink Holdings Inc.(4)	5,676,000	9,178,032

	Shares Held	Value

TAIWAN (CONTINUED)
Far Eastern Textile Ltd.	4,613,091	$7,129,886
Hon Hai Precision Industry Co., Ltd.	3,830,656	13,417,359
HTC Corporation	446,620	17,465,968
MediaTek Incorporation	762,794	8,767,598
Taiwan Fertilizer Co., Ltd.	2,256,000	6,636,084
Taiwan Semiconductor Manufacturing Company Ltd.	8,365,647	20,084,494

		96,640,209
THAILAND - 1.3%
Bangkok Bank Public Company Limited (DR)	1,335,600	7,595,411
Bumrungrad Hospital Public Company Limited (DR)	3,128,000	3,930,038

		11,525,449
TURKEY - 3.9%
Bizim Toptan Satis Magazalari AS (4)	269,169	5,491,288
Cimsa Cimento Sanayi ve Ticaret A.S.	637,764	4,192,419
Emlak Konut Gayrimenkul Yatirim (3)	3,620,980	6,238,015
Ford Otomotiv Sanayi A.S.	702,773	6,713,450
Turk Ekonomi Bankasi A.S.	3,720,246	5,180,227
Turkiye Sinai Kalkinma Bankasi A.S.	4,504,055	7,876,007

		35,691,406
UNITED ARAB EMIRATES - 0.5%
Air Arabia	20,289,534	4,198,501

UNITED KINGDOM - 0.8%
Antofagasta plc	319,491	6,975,495

Total common and preferred stocks (Cost $789,903,157)		887,974,954

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $20,680,006(5) (Cost $20,680,000)	$20,680,000	20,680,000

Total investments - 100.1% (Cost $810,583,157)		908,654,954

Other assets less liabilities - (0.1%)		(1,294,164)

Total net assets - 100.0% (6)		$907,360,790

(1)

The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them.

3

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477,126	$1,954,374	0.2%
Julio Simoes Logistica SA	4/20/2010	1,338,815	1,775,493	0.2%

			$3,729,867	0.4%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $3,729,867, or 0.4% of total net assets.

(3)	Non-voting shares.
(4)	Non-income producing security.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	11/15/2039	$21,098,418

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$88,156,201	9.7%
Consumer Staples	61,969,157	6.8
Energy	110,565,759	12.2
Financials	158,050,339	17.4
Healthcare	23,617,805	2.6
Industrials	78,999,747	8.7
Information Technology	128,448,539	14.2
Materials	144,487,210	15.9
Telecommunication Services	79,270,469	8.7
Utilities	14,409,728	1.6

Total common and preferred stocks	887,974,954	97.8
Short-term investments	20,680,000	2.3

Total investments	908,654,954	100.1
Other assets less liabilities	(1,294,164)	(0.1)

Total net assets	$907,360,790	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Brazilian real	$176,925,512	19.5%
British pound	6,975,495	0.8
Chilean peso	7,282,406	0.8
Colombian peso	4,891,549	0.5
Egyptian pound	9,116,572	1.0
Hong Kong dollar	118,521,294	13.0
Hungarian forint	7,463,412	0.8
Indian rupee	43,600,316	4.8
Indonesian rupiah	35,253,939	3.9
Korean won	95,355,903	10.5
Mexican peso	61,260,634	6.7
Polish zloty	7,413,052	0.8
South African rand	72,720,871	8.0
Swedish krona	7,939,420	0.9
Taiwan dollar	96,640,209	10.6
Thai baht	11,525,449	1.3
Turkish lira	35,691,406	3.9
U.S. dollar	105,879,014	11.7
United Arab Emirates dirham	4,198,501	0.5

Total investments	$908,654,954	100.0%

REGION ALLOCATION

	9/30/10	3/31/11
Emerging Asia	44.8%	44.8%
Latin America	25.0	27.6
Europe, Middle East & Africa	23.9	22.1
Developed Markets	1.7	3.3

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.6%
Petroleo Brasileiro S.A.	Brazil	4.4
Companhia Vale do Rio Doce	Brazil	3.3
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.2
America Movil SAB de C.V.	Mexico	2.1
HTC Corporation	Taiwan	1.9
China Mobile Limited	China	1.8
Huabao International Holdings Limited	China	1.8
Impala Platinum Holdings Limited	South Africa	1.8
LUKOIL	Russia	1.7

Total		25.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.5%

AUSTRALIA - 2.8%
Asciano Ltd	59,635,470	$107,330,041
Coca-Cola Amatil Limited	1,587,568	19,278,260
Foster’s Group Limited	25,880,634	153,122,264

		279,730,565
BELGIUM - 1.9%
Anheuser-Busch InBev NV	3,247,042	184,965,574

BRAZIL - 1.0%
Petroleo Brasileiro S.A. (DR)	2,427,985	98,163,434

CANADA - 2.7%
Canadian National Railway Company	698,627	52,585,654
Canadian Pacific Railway Limited	3,325,418	213,957,394

		266,543,048
CHINA - 7.7%
Baidu, Inc., Class A (DR)(1)	1,669,970	230,138,566
Beijing Enterprises Holdings Ltd.	7,901,853	45,205,399
China Construction Bank, H Shares	122,296,100	114,615,008
China Overseas Land & Investment Limited	21,597,168	44,146,399
China Resources Land Limited	24,694,700	46,223,889
Ctrip.com International, Ltd. (DR)(1)	2,058,472	85,406,003
E-Commerce China Dangdang, Inc., Class A (DR)(1)	890,204	18,364,909
Huabao International Holdings Limited	78,738,359	121,469,979
SINA Corporation(1)	302,599	32,390,197
Tencent Holdings Limited	1,242,300	30,280,718

		768,241,067
FRANCE - 9.1%
BNP Paribas	1,684,554	123,211,079
Compagnie de Saint-Gobain	482,271	29,529,502
LVMH Moet Hennessy Louis Vuitton SA	146,623	23,210,593
Natixis(1)	14,990,880	84,789,060
Pernod Ricard SA	2,437,304	227,628,209
Publicis Groupe	1,191,619	66,832,746
Unibail-Rodamco	883,120	191,300,510
Vinci SA	2,464,026	153,980,455

		900,482,154

	Shares Held	Value

GERMANY - 13.0%
BASF AG	1,351,040	$116,853,720
Bayer AG	3,871,012	299,754,818
Beiersdorf AG	1,548,804	94,526,130
Brenntag AG(1)	611,613	67,920,692
Daimler AG(1)	3,860,795	272,755,093
Linde AG	1,287,881	203,416,779
Siemens AG	1,708,966	234,226,361

		1,289,453,593
HONG KONG - 17.5%
AIA Group Ltd.(1)	61,257,300	188,610,002
The Bank of East Asia, Ltd.	5,667,500	24,153,297
BOC Hong Kong (Holdings) Limited	24,467,412	79,738,370
Cheung Kong (Holdings) Limited	9,034,000	147,497,670
Galaxy Entertainment Group Limited(1)	19,775,324	28,778,714
Hang Seng Bank Limited	5,539,677	89,448,989
Henderson Land Development Company Limited	15,798,700	109,474,122
Hong Kong Exchanges & Clearing Limited	4,972,800	107,849,324
Hongkong Land Holdings Limited	6,904,926	48,334,482
NWS Holdings Limited	42,282,411	64,685,666
Sands China Ltd.(1)	170,209,125	379,869,051
Sino Land Company Limited	66,627,800	118,718,952
Sun Hung Kai Properties Limited	8,779,100	139,047,139
Wynn Macau Limited	75,827,772	212,025,897

		1,738,231,675
INDIA - 1.2%
Coal India Limited	1,366,357	10,585,858
Housing Development Finance Corporation Ltd.	6,817,544	106,708,055

		117,293,913
ITALY - 2.1%
Fiat Industrial SpA(1)	8,213,575	117,915,972
Intesa Sanpaolo	29,877,361	88,410,469

		206,326,441
JAPAN - 8.9%
BRIDGESTONE CORPORATION	3,871,800	81,131,851
CANON INC.	2,208,400	96,109,738
HONDA MOTOR CO., LTD.	4,634,900	174,129,148
JAPAN TOBACCO INC.	8,968	32,398,221
KDDI CORPORATION	5,358	33,173,479
KUBOTA CORPORATION	3,046,400	28,713,364

5

	Shares Held	Value

JAPAN (CONTINUED)
MITSUI & CO., LTD.	13,943,300	$249,933,401
SOFTBANK Corp	4,654,600	185,781,101

		881,370,303
NETHERLANDS - 3.0%
Akzo Nobel N.V.	1,869,592	128,451,866
ING Groep N.V.(1)	12,077,325	152,862,799
TNT NV	821,101	21,062,316

		302,376,981
RUSSIA - 1.4%
Gazprom (DR)	4,201,123	135,990,351

SINGAPORE - 1.0%
City Developments Limited	3,036,730	27,753,375
Genting Singapore PLC(1)	42,258,571	68,726,752

		96,480,127
SPAIN - 1.3%
Amadeus IT Holding SA(1)	1,321,230	25,278,026
Industria de Diseno Textil, S.A.	1,319,988	105,918,254

		131,196,280
SWEDEN - 0.8%
Sandvik AB	4,491,140	84,743,861

SWITZERLAND - 8.2%
ABB Limited(1)	4,255,151	102,197,747
Adecco SA	2,877,021	189,191,147
Nestle SA	5,523,760	316,631,425
Swatch Group AG - Bearer Shares	464,539	205,388,446

		813,408,765
UNITED KINGDOM - 11.4%
BG Group plc	1,983,921	49,362,194
Experian PLC	13,677,775	169,391,275
Imperial Tobacco Group plc	3,447,760	106,580,321
Kingfisher PLC	44,317,106	174,818,828
Standard Chartered plc	1,963,427	50,931,101
Tesco plc	30,160,839	184,343,011
WPP plc	21,549,878	265,672,725
Xstrata plc	5,482,546	128,144,543

		1,129,243,998
UNITED STATES - 0.5%
Accenture plc, Class A	948,710	52,150,589

Total common stocks (Cost $7,671,291,918)		9,476,392,719

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/2011, due 4/1/2011, maturity value $235,869,066(2) (Cost $235,869,000)	$235,869,000	$235,869,000

Total investments - 97.9% (Cost $7,907,160,918)		9,712,261,719

Other assets less liabilities - 2.1%		208,655,471

Total net assets - 100.0%(3)		$9,920,917,190

(1)	Non-income producing security.
(2)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$5,341,024
U.S. Treasury Bond	4.375%	11/15/2039	235,248,110

			$240,589,134

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,163,029,010	21.8%
Consumer Staples	1,319,473,415	13.3
Energy	294,101,837	3.0
Financials	2,083,824,091	21.0
Healthcare	299,754,818	3.0
Industrials	1,932,570,247	19.5
Information Technology	466,347,834	4.7
Materials	698,336,887	7.0
Telecommunication Services	218,954,580	2.2

Total common stocks	9,476,392,719	95.5
Short-term investments	235,869,000	2.4

Total investments	9,712,261,719	97.9
Other assets less liabilities	208,655,471	2.1

Total net assets	$9,920,917,190	100.0%

6

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Australian dollar	$279,730,565	2.9%
British pound	1,129,243,998	11.6
Euro	3,014,801,023	31.0
Hong Kong dollar	2,091,838,585	21.5
Indian rupee	117,293,913	1.2
Japanese yen	881,370,303	9.1
Singapore dollar	96,480,127	1.0
Swedish krona	84,743,861	0.9
Swiss franc	813,408,765	8.4
U.S. dollar	1,203,350,579	12.4

Total investments	$9,712,261,719	100.0%

REGION ALLOCATION
	9/30/10	3/31/11
Europe	60.9	50.8
Pacific Basin	20.2	30.2
Emerging Markets	11.0	11.3
Americas	6.2	3.2

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Sands China Ltd.	Hong Kong	3.8%
Nestle SA	Switzerland	3.2
Bayer AG	Germany	3.0
Daimler AG	Germany	2.7
WPP plc	United Kingdom	2.7
MITSUI & CO., LTD.	Japan	2.5
Siemens AG	Germany	2.4
Baidu, Inc.	China	2.3
Pernod Ricard SA	France	2.3
Canadian Pacific Railway Limited	Canada	2.2

Total		27.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

7

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY LINKED SECURITIES -91.2%

BELGIUM - 1.3%
Groupe Bruxelles Lambert S.A.	700,010	$65,366,422

DENMARK - 1.2%
Carlsberg A/S, Class B	550,776	59,304,836

FRANCE - 10.7%
Gemalto NV	869,474	42,764,127
Publicis Groupe	2,838,842	159,218,347
Societe Television Francaise 1	2,997,400	55,031,720
Sodexo	1,841,128	134,454,422
Total SA	2,178,677	132,628,707

		524,097,323
GERMANY - 2.7%
HeidelbergCement AG	1,885,623	131,704,493

HONG KONG - 2.1%
Guoco Group Limited	8,093,700	99,889,465

IRELAND - 2.9%
ICON PLC (DR)(1)(2)	2,321,186	50,114,406
Ryanair Holdings PLC, Equity-Linked Security, 144A(3)(4)(5)(6)	19,585,595	92,429,790

		142,544,196
JAPAN - 9.7%
Credit Saison Co., Ltd.	6,115,559	98,372,421
Daiwa Securities Group Inc.	13,137,131	60,331,619
Kao Corporation	4,099,600	102,268,213
Mitsubishi UFJ Financial Group, Inc.(6)	3,654,200	16,869,594
Mitsubishi UFJ Financial Group, Inc.	8,448,406	39,002,018
NIFCO INC.	392,500	9,399,615
SANKYO CO., LTD.	1,500,038	76,913,466
SEINO HOLDINGS CO., LTD.	2,540,800	19,182,765
Stanley Electric Co., Ltd.	1,537,600	25,417,168
Unihair Co., Ltd.(2)	2,410,900	28,143,591

		475,900,470
KOREA - 0.5%
Lotte Chilsung Beverage Co., Ltd.	26,147	25,599,962

	Shares Held	Value

NETHERLANDS - 4.1%
ING Groep N.V.(1)	8,811,899	$111,532,276
Koninklijke Ahold NV	6,636,358	89,046,944

		200,579,220
SWITZERLAND - 14.1%
Adecco SA	2,235,123	146,980,326
Givaudan SA(1)	42,215	42,444,804
Nestle SA	1,408,508	80,738,101
Novartis AG	2,654,901	144,003,449
Panalpina Welttransport Holding AG(1)	894,880	111,652,965
Pargesa Holding SA	1,583,837	151,744,862
Tamedia AG	84,446	10,664,928

		688,229,435
THAILAND - 0.3%
Thai Beverage Public Company Limited	69,635,696	16,020,906

UNITED KINGDOM - 23.6%
BAE Systems plc	7,821,984	40,768,517
Carpetright PLC	2,511,694	27,419,096
Compass Group PLC	27,916,472	251,011,970
Diageo plc	6,804,163	129,345,505
Experian PLC	11,708,412	145,001,862
Lancashire Holdings Ltd	4,895,323	46,922,111
Lloyds Banking Group plc(1)	95,420,509	88,920,396
Qinetiq Group PLC(1)(2)	57,578,829	112,411,745
Reed Elsevier PLC	16,709,614	144,749,963
Savills Plc(2)	9,065,083	52,075,613
Unilever PLC (DR)	3,776,712	115,642,921

		1,154,269,699
UNITED STATES - 18.0%
Accenture plc, Class A	2,252,980	123,846,311
Arch Capital Group Ltd.(1)(2)	1,810,188	179,552,548
Covidien plc	3,690,349	191,676,727
Signet Jewelers Ltd.(1)	4,061,955	186,931,169
TE Connectivity Ltd	5,788,674	201,561,629

		883,568,384

Total common stocks and equity linked securities (Cost $3,642,904,897)		4,467,074,811

8

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 9.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $447,201,124(7) (Cost $447,201,000)	$447,201,000	$447,201,000

Total investments - 100.3% (Cost $4,090,105,897)		4,914,275,811

Other assets less liabilities - (0.3%)		(13,897,857)

Total net assets - 100.0%(8)		$4,900,377,954

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $92,429,790 or 1.9% of total net assets.

(4)	Non-voting shares.
(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFJ Financial Group, Inc., were acquired in a private placement and are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08- 3/25/11	$83,995,765	$92,429,790	1.9%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	17,639,402	16,869,594	0.3%

			$109,299,384	2.2%

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	$456,149,706

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

FOREIGN CURRENCY FORWARD CONTRACTS
Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	5/19/2011	$150,000,000	$142,890,757	$7,109,243

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,081,211,864	22.1%
Consumer Staples	646,110,979	13.2
Energy	132,628,707	2. 7
Financials	1,010,579,345	20.6
Healthcare	385,794,582	7.9
Industrials	668,427,970	13.6
Information Technology	368,172,067	7.5
Materials	174,149,297	3.6

Total common stocks and equity linked securities	4,467,074,811	91.2
Short-term investments	447,201,000	9.1

Total investments	4,914,275,811	100.3
Other assets less liabilities	(13,897,857)	(0.3)

Total net assets	$4,900,377,954	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
British pound	$1,038,626,778	21.1%
Danish krone	59,304,836	1.2
Euro	1,014,177,248	20.7
Hong Kong dollar	99,889,465	2.0
Japanese yen	475,900,470	9.7
Korean won	25,599,962	0.5
Singapore dollar	16,020,906	0.3
Swiss franc	688,229,435	14.0
U.S. dollar	1,496,526,711	30.5

Total investments	$4,914,275,811	100.0%

9

REGION ALLOCATION
	9/30/10	3/31/11
Europe	63.8%	60.6%
Americas	18.5	18.0
Pacific Basin	11.1	11.8
Emerging Markets	0.4	0.8

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Compass Group PLC	United Kingdom	5.1%
TE Connectivity Ltd	United States	4.1
Covidien plc	United States	3.9
Signet Jewelers Ltd.	United States	3.8
Arch Capital Group Ltd.	United States	3.7
Publicis Groupe	France	3.2
Pargesa Holding SA	Switzerland	3.1
Adecco SA	Switzerland	3.0
Experian PLC	United Kingdom	3.0
Reed Elsevier PLC	United Kingdom	3.0

Total		35.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The Fund owns Pargesa Holding SA (Pargesa) and Groupe Bruxelles Lambert SA (GBL), which represent 3.1% and 1.3%, respectively, of the Fund’s total net assets. Pargesa is the parent company of GBL. If aggregated, the Fund’s holdings of both securities would represent 4.4% of the Fund’s total net assets.

The accompanying notes are an integral part of the financial statements.

10

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.2%
BorgWarner Inc.(1)	871,864	$69,478,842

Automobiles - 0.2%
Tesla Motors, Inc.(1)	361,685	10,018,675

Distributors - 1.3%
LKQ Corporation(1)	3,272,070	78,856,887

Hotels, Restaurants & Leisure - 5.4%
Chipotle Mexican Grill, Inc., Class A(1)	244,924	66,709,950
Ctrip.com International, Ltd. (DR)(1)(2)	1,415,931	58,746,977
Starwood Hotels & Resorts Worldwide, Inc.	2,043,499	118,768,162
Wynn Resorts, Limited	612,523	77,943,552

		322,168,641
Household Durables - 0.6%
Garmin Ltd.	995,872	33,720,226

Internet & Catalog Retail - 0.5%
Netflix, Inc.(1)	130,467	30,963,733

Specialty Retail - 0.3%
CarMax, Inc.(1)	494,800	15,883,080

Textiles, Apparel & Luxury Goods - 7.1%
Coach, Inc.	2,186,723	113,797,065
Fossil, Inc.(1)	1,593,435	149,225,188
lululemon athletica inc.(1)	783,408	69,762,482
Polo Ralph Lauren Corporation, Class A	736,422	91,058,580

		423,843,315
ENERGY - 6.8%
Energy Equipment & Services - 6.5%
Cameron International Corporation(1)	2,942,249	168,002,418

	Shares Held	Value

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Core Laboratories N.V.	451,010	$46,079,692
Dresser-Rand Group Inc.(1)	2,396,554	128,503,226
Helmerich & Payne, Inc.	695,212	47,754,112

		390,339,448
Oil, Gas & Consumable Fuels - 0.3%
Oasis Petroleum Inc.(1)	527,900	16,692,198

FINANCIALS - 6.8%
Capital Markets - 0.8%
Ares Capital Corporation	2,807,309	47,443,522

Commercial Banks - 2.4%
Comerica Incorporated	1,585,760	58,229,107
FirstMerit Corporation	2,322,846	39,627,753
HDFC BANK LIMITED (DR)(2)	272,938	46,383,084

		144,239,944
Consumer Finance - 1.2%
Discover Financial Services	2,997,810	72,307,177

Diversified Financial Services - 2.4%
CME Group Inc., Class A	364,970	110,056,704
MSCI Inc.(1)	961,678	35,408,984

		145,465,688
HEALTHCARE - 17.9%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.(1)	331,500	32,712,420
Incyte Corporation(1)	1,445,982	22,918,815
Regeneron Pharmaceuticals, Inc.(1)	2,011,213	90,383,912

		146,015,147
Health Care Equipment & Supplies - 4.2%
Edwards Lifesciences Corporation(1)	1,399,331	121,741,797
Intuitive Surgical, Inc.(1)	193,317	64,463,487
Masimo Corporation	657,406	21,760,139
St. Jude Medical, Inc.	831,400	42,617,564

		250,582,987
Health Care Technology - 4.6%
athenahealth, Inc.(1)(3)	1,682,715	75,940,928
Cerner Corporation(1)	1,762,285	195,966,092

		271,907,020

11

	Shares Held	Value

HEALTHCARE (CONTINUED)
Life Sciences Tools & Services - 4.6%
Agilent Technologies, Inc.(1)	4,123,915	$184,668,914
Illumina, Inc.(1)	1,322,083	92,638,356

		277,307,270
Pharmaceuticals - 2.1%
Allergan, Inc.	1,759,618	124,968,070

INDUSTRIALS - 17.4%
Aerospace & Defense - 2.9%
Precision Castparts Corp.	1,180,475	173,742,311

Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	1,358,377	68,109,023

Electrical Equipment - 6.6%
Cooper Industries plc	3,053,776	198,190,062
Regal Beloit Corporation	556,786	41,107,510
Roper Industries, Inc.	1,755,305	151,763,670

		391,061,242
Machinery - 4.1%
Gardner Denver, Inc.	1,732,434	135,181,825
PACCAR Inc	1,652,604	86,513,819
SPX Corporation	296,549	23,543,025

		245,238,669
Professional Services - 2.7%
IHS Inc.(1)	1,352,117	120,000,384
Verisk Analytics, Inc., Class A(1)	1,276,827	41,828,853

		161,829,237
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.5%
Juniper Networks, Inc.(1)	3,567,579	150,123,724

Computers & Peripherals - 1.1%
NetApp, Inc.(1)	1,419,517	68,392,329

Electronic Equipment & Instruments - 3.5%
Trimble Navigation Limited(1)	3,867,979	195,487,659
Universal Display Corporation(1)	248,700	13,688,448

		209,176,107

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services - 2.8%
GSI Commerce, Inc.(1)	2,200,690	$64,414,196
MercadoLibre, Inc.	842,863	68,802,907
OpenTable, Inc.(1)	295,566	31,433,444

		164,650,547
IT Services - 2.5%
Booz Allen Hamilton Holding Corporation, Class A(1)	773,165	13,924,702
Cognizant Technology Solutions Corporation, Class A(1)	662,691	53,943,047
Teradata Corporation(1)	1,654,904	83,903,633

		151,771,382
Semiconductors & Semiconductor Equipment - 5.0%
ARM Holdings PLC (DR)(2)	2,788,125	78,541,481
Broadcom Corporation, Class A	1,597,735	62,918,804
Cree, Inc.(1)	624,003	28,803,978
First Solar, Inc.(1)	210,327	33,828,995
Marvell Technology Group Ltd.(1)	1,472,873	22,903,175
Varian Semiconductor Equipment Associates, Inc.(1)	1,476,631	71,867,631

		298,864,064
Software - 10.8%
Adobe Systems Incorporated(1)	777,100	25,768,636
ANSYS, Inc.(1)	2,208,418	119,674,171
Autodesk, Inc.(1)	545,235	24,050,316
Blackboard Inc.(1)	1,383,205	50,127,349
Citrix Systems, Inc.(1)	1,340,518	98,474,452
Concur Technologies, Inc.(1)	689,465	38,230,834
Qlik Technologies Inc.(1)	606,500	15,769,000
Red Hat, Inc.(1)	1,804,233	81,894,136
salesforce.com, inc.(1)	448,111	59,858,667
VanceInfo Technologies Inc. (DR)(1)(2)	1,345,683	42,267,903
VMware, Inc., Class A(1)	1,081,568	88,191,055

		644,306,519
MATERIALS - 0.8%
Metals & Mining - 0.8%
Allegheny Technologies Incorporated	693,581	46,969,305

Total common stocks (Cost $3,570,746,747)		5,646,436,329

12

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $332,066,092(4) (Cost $332,066,000)	$332,066,000	$332,066,000

Total investments - 100.1% (Cost $3,902,812,747)		5,978,502,329

Other assets less liabilities - (0.1%)		(3,327,175)

Total net assets - 100.0%(5)		$5,975,175,154

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
HDFC BANK LIMITED (DR)	India	U.S. dollar
VanceInfo Technologies Inc. (DR)	China	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (7) in Notes to Financial Statements.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.500%	8/15/2039	338,707,819

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$984,933,399	16.5%
Energy	407,031,645	6.8
Financials	409,456,330	6.9
Healthcare	1,070,780,493	17.9
Industrials	1,039,980,482	17.4
Information Technology	1,687,284,674	28.2
Materials	46,969,305	0.8

Total common stocks	5,646,436,329	94.5
Short-term investments	332,066,000	5.6

Total investments	5,978,502,329	100.1
Other assets less liabilities	(3,327,175)	(0.1)

Total net assets	$5,975,175,154	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Cooper Industries plc	United States	3.3%
Cerner Corporation	United States	3.3
Trimble Navigation Limited	United States	3.3
Agilent Technologies, Inc.	United States	3.1
Precision Castparts Corp.	United States	2.9
Cameron International Corporation	United States	2.8
Roper Industries, Inc.	United States	2.5
Juniper Networks, Inc.	United States	2.5
Fossil, Inc.	United States	2.5
Gardner Denver, Inc.	United States	2.3

Total		28.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

13

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited)

	EMERGING MARKETS	INTERNATIONAL
ASSETS:
Investments in securities, unaffiliated, at value	$887,974,954	$9,476,392,719
Short-term investments (repurchase agreements), at value	20,680,000	235,869,000

Total investments	908,654,954	9,712,261,719
Cash	295	155
Foreign currency	1,405,754	1,199,519
Net unrealized gain on foreign currency forward contracts	-	1,017,973
Receivable from investments sold	514,066	267,619,004
Receivable from fund shares sold	1,613,245	13,528,914
Dividends and interest receivable	2,209,083	27,879,923
Other assets	5,499	465,708

Total assets	914,402,896	10,023,972,915

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	69	-
Payable for investments purchased	6,070,589	86,672,174
Payable for fund shares redeemed	224,950	11,517,303
Payable for operating expenses	208,541	3,562,268
Payable for foreign taxes	532,458	838,272
Payable for deferred directors’ compensation	5,499	465,708

Total liabilities	7,042,106	103,055,725

Total net assets	$907,360,790	$9,920,917,190

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$826,318,534	$10,300,147,333
Net unrealized appreciation on investments and foreign currency related transactions	97,743,550	1,806,499,154
Accumulated undistributed net investment income (loss)	(2,693,259)	31,863,189
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(14,008,035)	(2,217,592,486)

	$907,360,790	$9,920,917,190

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares		$7,389,932,683
Institutional Shares	$486,616,822	$2,530,984,507
Advisor Shares	$420,743,968
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares		329,180,113
Institutional Shares	30,540,831	112,057,503
Advisor Shares	26,353,757
Net asset value, offering price and redemption price per share
Investor Shares		$22.45
Institutional Shares	$15.93	$22.59
Advisor Shares	$15.97
Cost of securities of unaffiliated issuers held	$810,583,157	$7,907,160,918
Cost of foreign currency	$1,400,099	$1,198,013

The accompanying notes are an integral part of the financial statements.

14

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2011 (Unaudited) (Continued)

	INTERNATIONAL VALUE	MID CAP
ASSETS:
Investments in securities, unaffiliated, at value	$4,044,776,908	$5,570,495,401
Investments in securities, affiliated, at value	422,297,903	75,940,928
Short-term investments (repurchase agreements), at value	447,201,000	332,066,000

Total investments	4,914,275,811	5,978,502,329
Cash	634	872
Foreign currency	376,886	-
Net unrealized gain on foreign currency forward contracts	7,288,809	-
Receivable from investments sold	8,696,613	21,375,327
Receivable from fund shares sold	5,871,080	12,213,465
Dividends and interest receivable	13,914,036	2,145,744
Other assets	69,628	183,738

Total assets	4,950,493,497	6,014,421,475

LIABILITIES:
Payable for investments purchased	46,452,730	29,711,516
Payable for fund shares redeemed	2,230,932	7,794,268
Payable for operating expenses	863,472	1,556,799
Payable for foreign taxes	498,781	-
Payable for deferred directors’ compensation	69,628	183,738

Total liabilities	50,115,543	39,246,321

Total net assets	$4,900,377,954	$5,975,175,154

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,172,005,604	$4,096,054,362
Net unrealized appreciation on investments and foreign currency related transactions	831,602,704	2,075,689,582
Accumulated undistributed net investment loss	(21,547,472)	(15,731,106)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(81,682,882)	(180,837,684)

	$4,900,377,954	$5,975,175,154

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$3,764,150,121	$5,374,310,857
Institutional Shares	$1,136,227,833	$600,864,297
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	135,367,777	148,900,776
Institutional Shares	40,851,060	16,110,124
Net asset value, offering price and redemption price per share
Investor Shares	$27.81	$36.09
Institutional Shares	$27.81	$37.30
Cost of securities of unaffiliated issuers held	$3,743,151,846	$3,835,704,234
Cost of securities of affiliated issuers held	$346,954,051	$67,108,513
Cost of foreign currency	$376,074	$-

The accompanying notes are an integral part of the financial statements.

15

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited)

	EMERGING MARKETS	INTERNATIONAL
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$4,543,520	$89,645,510
Interest	2,901	16,128
Other	-	9,090

Total investment income	4,546,421	89,670,728

EXPENSES:
Advisory fees	3,665,868	46,374,429
Transfer agent fees
Investor Shares		8,072,338
Institutional Shares	9,979	11,256
Advisor Shares	396,160
Shareholder communications
Investor Shares		486,106
Institutional Shares	7,080	17,242
Advisor Shares	15,708
Custodian fees	288,245	1,896,532
Accounting fees	34,447	37,108
Professional fees	31,141	195,055
Registration fees
Investor Shares		118,434
Institutional Shares	20,670	13,634
Advisor Shares	87,964
Directors’ fees	7,307	153,537
Other operating expenses	7,366	127,297

Total operating expenses	4,571,935	57,502,968

Net investment income (loss)	(25,514)	32,167,760

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	7,405,246	690,307,122
Foreign currency related transactions	(1,837,032)	(590,884)

	5,568,214	689,716,238
Net increase in unrealized appreciation or depreciation on:
Investments	32,181,179	232,692,336
Foreign currency related transactions	236,430	802,893

	32,417,609	233,495,229

Net gain on investments and foreign currency related transactions	37,985,823	923,211,467

Net increase in net assets resulting from operations	$37,960,309	$955,379,227

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized loss on investments from affiliated issuers
	Emerging Markets	$390,263	$-
	International	2,987,856	(923,916)

The accompanying notes are an integral part of the financial statements.

16

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2011 (Unaudited) (Continued)

	INTERNATIONAL VALUE	MID CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$45,981,561	$17,117,237
Interest	31,372	18,324

Total investment income	46,012,933	17,135,561

EXPENSES:
Advisory fees	19,158,420	25,891,625
Transfer agent fees
Investor Shares	2,862,363	6,183,812
Institutional Shares	10,076	9,824
Shareholder communications
Investor Shares	173,086	244,436
Institutional Shares	9,447	8,313
Custodian fees	433,186	78,969
Accounting fees	34,098	30,122
Professional fees	81,364	81,760
Registration fees
Investor Shares	67,002	59,358
Institutional Shares	26,281	12,353
Directors’ fees	52,322	76,567
Other operating expenses	34,626	56,172

Total operating expenses	22,942,271	32,733,311

Net investment income (loss)	23,070,662	(15,597,750)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on:
Investments(1)	88,571,572	517,452,925
Foreign currency related transactions	556,165	-

	89,127,737	517,452,925
Net increase in unrealized appreciation or depreciation on:
Investments	370,892,302	588,763,268
Foreign currency related transactions	6,657,093	-

	377,549,395	588,763,268

Net gain on investments and foreign currency related transactions	466,677,132	1,106,216,193

Net increase in net assets resulting from operations	$489,747,794	$1,090,618,443

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Including net realized gain (loss) on investments from affiliated issuers
	International Value	$2,449,828	$1,346,865
	Mid Cap	18,661	(5,283,043)

The accompanying notes are an integral part of the financial statements.

17

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	EMERGING MARKETS		INTERNATIONAL
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(25,514)	$3,574,960	$32,167,760	$90,536,270
Net realized gain (loss) on:
Investments	7,405,246	9,711,870	690,307,122	(67,630,198)
Foreign currency related transactions	(1,837,032)	(1,401,436)	(590,884)	(3,039,027)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	32,181,179	43,790,024	232,692,336	224,421,663
Foreign currency related transactions	236,430	(483,849)	802,893	1,804,497

Net increase in net assets resulting from operations	37,960,309	55,191,569	955,379,227	246,093,205

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares			(61,274,468)	(94,522,015)
Institutional Shares	(3,345,019)	(988,454)	(26,488,599)	(34,565,734)
Advisor Shares	(1,834,920)	(508,663)
Net realized gains on investment transactions:
Investor Shares			-	-
Institutional Shares	-	-	-	-
Advisor Shares	-	-

Total distributions paid to shareholders	(5,179,939)	(1,497,117)	(87,763,067)	(129,087,749)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	354,784,388	311,692,460	(595,367,879)	(1,096,191,271)

Total increase (decrease) in net assets	387,564,758	365,386,912	272,248,281	(979,185,815)

Net assets, beginning of period	519,796,032	154,409,120	9,648,668,909	10,627,854,724

Net assets, end of period	$907,360,790	$519,796,032	$9,920,917,190	$9,648,668,909

Accumulated undistributed net investment income (loss)	$(2,693,259)	$2,512,194	$31,863,189	$87,458,496

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

18

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	INTERNATIONAL VALUE		MID CAP
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$23,070,662	$36,644,861	$(15,597,750)	$(32,865,037)
Net realized gain (loss) on:
Investments	88,571,572	(19,658,432)	517,452,925	94,003,462
Foreign currency related transactions	556,165	(904,711)	-	-
Net increase in unrealized appreciation or depreciation on:
Investments	370,892,302	263,314,758	588,763,268	818,286,600
Foreign currency related transactions	6,657,093	715,584	-	-

Net increase in net assets resulting from operations	489,747,794	280,112,060	1,090,618,443	879,425,025

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(39,444,683)	(34,819,928)	-	-
Institutional Shares	(12,500,865)	(7,409,299)	-	-
Net realized gains on investment transactions:
Investor Shares	-	-	-	-
Institutional Shares	-	-	-	-

Total distributions paid to shareholders	(51,945,548)	(42,229,227)	-	-

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	1,124,861,626	1,080,085,597	6,875,330	(144,809,327)

Total increase in net assets	1,562,663,872	1,317,968,430	1,097,493,773	734,615,698

Net assets, beginning of period	3,337,714,082	2,019,745,652	4,877,681,381	4,143,065,683

Net assets, end of period	$4,900,377,954	$3,337,714,082	$5,975,175,154	$4,877,681,381

Accumulated undistributed net investment income (loss)	$(21,547,472)	$7,327,414	$(15,731,106)	$(133,356)

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

19

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share, The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

	ARTISAN EMERGING MARKETS FUND
	Institutional Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006(2)

Net Asset Value Beginning of Period	$15.23	$13.02	$11.15	$16.71	$11.15	$10.00
Net Investment Income(3)	0.01	0.17	0.09	0.18	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.83	2.15	1.91	(5.41)	5.81	1.12

Total Income (Loss) from Investment Operations	0.84	2.32	2.00	(5.23)	5.90	1.15

Dividends from Net Investment Income	(0.14)	(0.11)	(0.12)	(0.01)	(0.03)	-
Distributions from Net Realized Gains	-	-	(0.01)	(0.32)	(0.31)	-

Total Distributions	(0.14)	(0.11)	(0.13)	(0.33)	(0.34)	-

Net Asset Value End of Period	$15.93	$15.23	$13.02	$11.15	$16.71	$11.15

Total Return(4)	5.54%	17.94%	18.66%	(31.91)%	53.99%	11.50%
Net Assets End of Period (millions)	$486.6	$284.2	$104.0	$69.8	$18.4	$5.9
Ratio of Expenses to Average Net Assets(5)(6)	1.17%	1.31%	1.50%	1.50%	1.44%	1.40%
Ratio of Net Investment Income to Average Net Assets(5)(6)	0.12%	1.25%	1.02%	1.17%	0.67%	1.07%
Portfolio Turnover Rate(4)	15.15%	25.89%	56.88%	42.24%	71.28%	24.26%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership (the “Adviser”) or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2009	1.81%	0.71%
9/30/2008	1.51%	1.16%
9/30/2007	3.19%	(1.08)%
9/30/2006	7.58%	(5.11)%

The accompanying notes are an integral part of the financial statements.

20

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL FUND
	Institutional Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$20.72	$20.29	$20.51	$33.99	$28.92	$24.54
Net Investment Income(2)	0.09	0.22	0.28	0.42	0.37	0.22
Net Realized and Unrealized Gain (Loss) on Investments	2.01	0.49	0.46	(9.16)	7.52	4.62

Total Income (Loss) from Investment Operations	2.10	0.71	0.74	(8.74)	7.89	4.84

Dividends from Net Investment Income	(0.23)	(0.28)	(0.26)	(0.27)	(0.49)	(0.46)
Distributions from Net Realized Gains	-	-	(0.70)	(4.47)	(2.33)	-

Total Distributions	(0.23)	(0.28)	(0.96)	(4.74)	(2.82)	(0.46)

Net Asset Value End of Period	$22.59	$20.72	$20.29	$20.51	$33.99	$28.92

Total Return(3)	10.19%	3.54%	5.25%	(29.83)%	28.99%	20.07%
Net Assets End of Period (millions)	$2,531.0	$2,353.9	$2,912.7	$3,043.8	$5,049.3	$4,116.0
Ratio of Expenses to Average Net Assets(4)	0.98%	0.98%	0.99%	0.98%	0.98%	1.00%
Ratio of Net Investment Income to Average Net Assets(4)	0.81%	1.10%	1.76%	1.50%	1.22%	0.82%
Portfolio Turnover Rate(3)	34.51%	70.51%	82.38%	54.42%	66.30%	57.80%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

21

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN INTERNATIONAL VALUE FUND
	Institutional Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007

Net Asset Value Beginning of Period	$24.76	$22.83	$21.22	$28.53	$26.71
Net Investment Income(2)	0.17	0.36	0.21	0.52	0.41
Net Realized and Unrealized Gain (Loss) on Investments	3.28	2.02	1.66	(5.58)	3.14

Total Income (Loss) from Investment Operations	3.45	2.38	1.87	(5.06)	3.55

Dividends from Net Investment Income	(0.40)	(0.45)	(0.26)	(0.58)	(0.45)
Distributions from Net Realized Gains	-	-	-	(1.67)	(1.28)

Total Distributions	(0.40)	(0.45)	(0.26)	(2.25)	(1.73)

Net Asset Value End of Period	$27.81	$24.76	$22.83	$21.22	$28.53

Total Return(3)	13.94%	10.66%	9.14%	(18.92)%	13.48%
Net Assets End of Period (millions)	$1,136.2	$649.6	$280.2	$186.1	$218.9
Ratio of Expenses to Average Net Assets(4)	0.98%	1.01%	1.04%	1.03%	1.06%
Ratio of Net Investment Income to Average Net Assets(4)	1.28%	1.57%	1.17%	2.10%	1.47%
Portfolio Turnover Rate(3)	16.73%	21.02%	55.49%	44.72%	45.60%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

22

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

	ARTISAN MID CAP FUND
	Institutional Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008	9/30/2007	9/30/2006

Net Asset Value Beginning of Period	$30.50	$25.00	$24.71	$37.78	$32.24	$31.21
Net Investment Loss(2)	(0.06)	(0.14)	(0.06)	(0.14)	(0.16)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	6.86	5.64	0.63	(7.03)	9.17	2.46

Total Income (Loss) from Investment Operations	6.80	5.50	0.57	(7.17)	9.01	2.36

Dividends from Net Investment Income	-	-	-	-	-	-
Distributions from Net Realized Gains	-	-	(0.28)	(5.90)	(3.47)	(1.33)

Total Distributions	-	-	(0.28)	(5.90)	(3.47)	(1.33)

Net Asset Value End of Period	$37.30	$30.50	$25.00	$24.71	$37.78	$32.24

Total Return(3)	22.30%	22.00%	2.77%	(22.23)%	30.17%	7.66%
Net Assets End of Period (millions)	$600.9	$502.4	$454.5	$537.2	$785.4	$797.9
Ratio of Expenses to Average Net Assets(4)	0.96%	0.96%	0.97%	0.95%	0.95%	0.95%
Ratio of Net Investment Loss to Average Net Assets(4)	(0.33)%	(0.51)%	(0.32)%	(0.46)%	(0.47)%	(0.31)%
Portfolio Turnover Rate(3)	27.51%	63.46%	68.39%	79.76%	71.04%	73.59%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	Computed based on average shares outstanding.
(3)	Periods less than twelve months (where applicable) are not annualized.
(4)	Periods less than twelve months (where applicable) are annualized.

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2011 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Effective July 1, 2011, Artisan Funds, Inc. will change its name to Artisan Partners Funds, Inc. but will continue to do business as Artisan Funds. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”), Artisan International Fund (“International Fund” or “International”), Artisan International Value Fund (“International Value Fund” or “International Value”) and Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”), each a series of Artisan Funds (each a “Fund,” and collectively, the “Funds”), commenced operations on June 26, 2006, December 28, 1995, September 23, 2002 and June 27, 1997, respectively. Each Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and has offered Institutional Shares since the commencement of operations and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. International Fund, International Value Fund and Mid Cap Fund offer shares of capital stock of two classes – Institutional Shares and Investor Shares – and have offered Investor Shares since the commencement of operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)

Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less

24

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices are available, at the mean of the most recent bid and ask quotation on the principal exchange.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A

25

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)

Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon

26

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. Securities primarily traded outside the U.S., whose values were adjusted as a result of significant market movements, are classified as level 2.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2011:

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)	$887,974,954	$-	$-	$887,974,954
Repurchase Agreements	-	20,680,000	-	20,680,000
Total	$887,974,954	$20,680,000	$-	$908,654,954
International
Equity Securities(1)	$9,476,392,719	$-	$-	$9,476,392,719
Repurchase Agreements	-	235,869,000	-	235,869,000
Total	$9,476,392,719	$235,869,000	$-	$9,712,261,719
International Value
Equity and Equity-Linked Securities(1):
Americas	$883,568,384	$-	$-	$883,568,384
Emerging Markets	41,620,868	-	-	41,620,868
Europe	2,873,665,833	92,429,790	-	2,966,095,623
Pacific Basin	575,789,936	-	-	575,789,936
Repurchase Agreements	-	447,201,000	-	447,201,000
Total Investment in Securities	4,374,645,021	539,630,790	-	4,914,275,811

27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Derivatives:
Foreign Currency Forward Contracts(2)	-	7,109,243	-	7,109,243
Total	$4,374,645,021	$546,740,033	$-	$4,921,385,054
Mid Cap
Equity Securities(1)	$5,646,436,329	$-	$-	$5,646,436,329
Repurchase Agreements	-	332,066,000	-	332,066,000
Total	$5,646,436,329	$332,066,000	$-	$5,978,502,329

(1) See Fund’s Schedule of Investments for sector or country classification.
(2) Derivative instruments are valued at unrealized appreciation (depreciation).

As of March 31, 2011, there were no significant transfers between Level 1, Level 2, and Level 3 securities.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 through 2010) and have concluded that as of March 31, 2011, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, including withholding taxes on foreign dividends, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for

28

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency contracts to facilitate the purchase and sale of non-U.S. securities. These foreign currency contracts generally settle within three business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. As of March 31, 2011, International Value had outstanding foreign currency contracts, as shown on the Schedule of Investments, to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated investment securities. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depositary receipts – Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – Emerging Markets Fund, International Fund, and International Value Fund may invest in equity-linked participation certificates.

29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(i)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations for the period ended March 31, 2011 as follows:

Emerging Markets	$-
International	52,261
International Value	38,882
Mid Cap	82,017

(j)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(k)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(l)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, International Fund, and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2%

30

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Derivative Transactions:

The fair value of derivative instruments as reported within the Statements of Assets and Liabilities as of March 31, 2011 was as follows:

Fund	Risk Exposure Category	Statement of Assets and Liabilities location	Value
International Value	Foreign currency forward contracts	Unrealized gain on foreign currency forward contracts	$7,109,243

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
International Value	Foreign currency forward contracts	Net realized gain (loss) on foreign currency related transactions	$221,059

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Fund	Risk Exposure Category	Statement of Operations location	Value
International Value	Foreign currency forward contracts	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions	$7,109,243

Volume of derivative activity

For the period ended March 31, 2011, International Value Fund held and closed out of one foreign currency forward contract in addition to the foreign currency forward contracts that are presented in the Schedule of Investments.

(4)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
All	1.050%

31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Value Fund and Mid Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Prior to April 1, 2011, each director who was not an affiliated person of the Adviser received an annual retainer of $180,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increased by $10,000 with each new series of Artisan Funds. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. Effective April 1, 2011, each director who was not an affiliated person of the Adviser receives an annual retainer of $200,000, payable quarterly, which will increase by $10,000 with each new series of Artisan Funds. The additional annual retainer fees for the non-interested chair of the board of directors and each non-interested chair of a board committee were not changed from the prior period. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds were paid by the Adviser.

32

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(5)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2011, under which each Fund may borrow up $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the loan, (b) the maximum amount the Fund may borrow under the applicable law, (c) the limitations included in the Fund’s prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. SSB has agreed to waive 0.025% of the commitment fee by reducing the Funds’ custody expenses. The commitment fee and the related waiver are allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2011, there were no borrowings under the line of credit for Emerging Markets Fund, International Fund, International Value Fund or Mid Cap Fund.

(6)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2011 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$454,819,199	$102,555,587
International	3,338,155,525	4,271,995,369
International Value	1,534,137,647	621,783,363
Mid Cap	1,449,673,877	1,673,568,741

(7)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2011. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2011.

		As of 9/30/10			Net Realized Gain (Loss)		As of 3/31/11
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value

International
	E-Commerce China Dangdang, Inc., Class A (DR)(2)(3)(5)	-	$30,193,583	$5,338,532	$(923,916)	$-	890,204	$18,364,909
	Total(4)		$30,193,583	$5,338,532	$(923,916)	$-		$-

33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

		As of 9/30/10			Net Realized Gain (Loss)		As of 3/31/11
Fund	Security	Share Balance	Purchase Cost	Sales Cost		Dividend Income(1)	Share Balance	Value
International Value
	Arch Capital Group Ltd.(2)	1,543,774	$32,547,657	$8,253,801	$589,803	$-	1,810,188	$179,552,548
	ICON PLC (DR)(2)(5)	-	48,081,355	-	-	-	2,321,186	50,114,406
	Qinetiq Group PLC(2)	41,112,031	32,705,362	-	-	-	57,578,829	112,411,745
	Savills Plc	8,553,847	6,208,738	3,325,476	195,934	-	9,065,083	52,075,613
	Signet Jewelers Ltd.(2)(3)	4,397,187	10,573,483	21,782,181	561,627	-	4,061,955	186,931,169
	Unihair Co., Ltd.(5)	1,956,400	6,267,457	1,396,697	(499)	-	2,410,900	28,143,591
	Total(4)		$136,384,052	$34,758,155	$1,346,865	$-		$422,297,903
Mid Cap
	athenahealth, Inc.(2)	1,680,000	$2,184,392	$1,854,446	$266,146	$-	1,682,715	$75,940,928
	GSI Commerce, Inc.(2)(3)	3,010,400	4,546,779	25,430,466	(5,549,189)	-	2,200,690	64,414,196
	Total(4)		$6,731,171	$27,284,912	$(5,283,043)	$-		$75,940,928

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Issuer was no longer an affiliate as of March 31, 2011.
(4)	Total value as of March 31, 2011 is presented for only those issuers that were affiliates as of March 31, 2011.
(5)	Issuer was not an affiliate as of September 30, 2010.

(8)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2011 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$822,697,981	$110,613,024	$(24,656,051)	$85,956,973
International	7,973,658,416	1,847,830,795	(109,227,492)	1,738,603,303
International Value	4,183,856,078	752,537,898	(22,118,165)	730,419,733
Mid Cap	3,917,331,794	2,092,846,424	(31,675,889)	2,061,170,535

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

34

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2011 and the year ended September 30, 2010 were as follows:

	Six Months Ended 3/31/11		Year Ended 9/30/10
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Emerging Markets	$5,179,939	$-	$1,497,117	$-
International	87,763,067	-	129,087,749	-
International Value	51,945,548	-	42,229,227	-
Mid Cap	-	-	-	-

The classification of the distributions made through March 31, 2011 for federal income tax purposes are preliminary; final classification of the distributions will be determined as of each Fund’s fiscal year end.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of U.S. generally accepted accounting principles for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for Mid Cap Fund of $78,602,979 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended March 31, 2011, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2010 follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Emerging Markets	$4,825,565	$-	$-
International	87,734,055	-	186,125,712
International Value	31,175,089	-	14,002,705
Mid Cap	-	-	46,910,687

As of September 30, 2010, the Funds had capital loss carryovers as follows:

	Expiring 2017	Expiring 2018	Total
Emerging Markets	$4,542,143	$6,358,806	$10,900,949
International	846,687,411	1,780,663,697	2,627,351,108
International Value	21,273,231	98,466,874	119,740,105
Mid Cap	133,629,309	501,610,833	635,240,142

35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(9)	Fund share activities:

Capital share transactions for the Funds were as follows:

	EMERGING MARKETS		INTERNATIONAL
Six Months ended March 31, 2011	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$183,670,857	$189,335,569	$605,249,952	$102,644,605
Net asset value of shares issued in reinvestment of dividends and distributions	3,270,228	1,763,497	54,788,200	25,400,368
Cost of shares redeemed(1)	(2,439,048)	(20,816,715)	(1,218,957,656)	(164,493,348)

Net increase (decrease) from fund share transactions	$184,502,037	$170,282,351	$(558,919,504)	$(36,448,375)

Shares sold	11,829,702	12,105,319	27,630,056	4,689,740
Shares issued in reinvestment of dividends and distributions	208,694	112,253	2,556,612	1,178,671
Shares redeemed	(160,929)	(1,324,547)	(55,686,066)	(7,426,014)

Net increase (decrease) in capital shares	11,877,467	10,893,025	(25,499,398)	(1,557,603)

	EMERGING MARKETS		INTERNATIONAL
Year ended September 30, 2010	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$173,420,897	$177,492,508	$1,714,558,253	$254,936,522
Net asset value of shares issued in reinvestment of dividends and distributions	983,707	499,770	85,906,490	32,932,785
Cost of shares redeemed(1)	(23,531,254)	(17,173,168)	(2,313,012,514)	(871,512,807)

Net increase (decrease) from fund share transactions	$150,873,350	$160,819,110	$(512,547,771)	$(583,643,500)

Shares sold	12,304,761	12,812,565	87,169,342	12,936,483
Shares issued in reinvestment of dividends and distributions	73,686	37,352	4,233,932	1,614,352
Shares redeemed	(1,700,418)	(1,260,856)	(119,470,363)	(44,484,274)

Net increase (decrease) in capital shares	10,678,029	11,589,061	(28,067,089)	(29,933,439)

	INTERNATIONAL VALUE		MID CAP
Six Months ended March 31, 2011	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$977,460,144	$412,467,997	$632,119,853	$18,112,900
Net asset value of shares issued in reinvestment of dividends and distributions	32,184,397	11,351,575	-	-
Cost of shares redeemed(1)	(277,300,826)	(31,301,661)	(610,604,764)	(32,752,659)

Net increase (decrease) from fund share transactions	$732,343,715	$392,517,911	$21,515,089	$(14,639,759)

Shares sold	35,811,633	15,339,445	19,020,056	560,720
Shares issued in reinvestment of dividends and distributions	1,197,336	422,463	-	-
Shares redeemed	(10,293,727)	(1,139,938)	(18,180,387)	(925,148)

Net increase (decrease) in capital shares	26,715,242	14,621,970	839,669	(364,428)

See notes on page 37.

36

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	INTERNATIONAL VALUE		MID CAP
Year ended September 30, 2010	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$1,211,662,210	$330,197,912	$744,135,004	$19,299,101
Net asset value of shares issued in reinvestment of dividends and distributions	31,364,232	5,318,821	-	-
Cost of shares redeemed(1)	(483,111,162)	(15,346,416)	(842,511,453)	(65,731,979)

Net increase (decrease) from fund share transactions	$759,915,280	$320,170,317	$(98,376,449)	$(46,432,878)

Shares sold	52,013,751	14,377,757	28,632,435	694,723
Shares issued in reinvestment of dividends and distributions	1,378,042	233,794	-	-
Shares redeemed	(20,943,757)	(655,580)	(32,462,368)	(2,402,397)

Net increase (decrease) in capital shares	32,448,036	13,955,971	(3,829,933)	(1,707,674)

(1)	Net of redemption fees of:

Fund	3/31/2011	9/30/2010
Emerging Markets - Institutional Shares	$10,952	$1,851
Emerging Markets - Advisor Shares	9,493	1,609
International - Investor Shares	169,839	527,683
International - Institutional Shares	57,122	167,725
International Value - Investor Shares	120,555	323,433
International Value - Institutional Shares	35,541	70,638

(10)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

37

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2011 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period 10/1/2010-3/31/2011(1)
Artisan Emerging Markets Fund - Institutional Shares
Actual	$1,000.00	$1,054.50	$7.53
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.39
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$1,101.90	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$1,139.40	$5.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

See notes on page 39.

38

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period 10/1/2010-3/31/2011(1)
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$1,223.00	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2011 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2011
Artisan Emerging Markets Fund - Institutional Shares	1.17%
Artisan International Fund - Institutional Shares	0.98%
Artisan International Value Fund - Institutional Shares	0.98%
Artisan Mid Cap Fund - Institutional Shares	0.96%

39

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Growth Opportunities Fund); February 9, 2006, as amended December 1, 2010 (Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The investment advisory and sub-advisory agreements for Global Equity Fund dated February 9, 2010 continue through November 30, 2011, and so were not considered at the meetings described below. Artisan Partners, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 28, 2010 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2010 through November 30, 2011. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. The directors were also presented with a related proposal to lower the investment advisory fee schedule applicable to Value Fund.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners

40

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. In the case of Value Fund, Artisan Partners provided an additional report prepared by Lipper showing how the Fund would compare to its current peer group if the proposed lower advisory fee schedule had been in place. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•	Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same

41

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) Artisan Partners, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

42

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented.

On November 8, 2010, the independent directors again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 9, 2010. At the November 9th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 8th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 8th and 9th meetings provided a strong basis for considering the continuation of the Advisory Agreements (as amended in the case of Value Fund). The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Value Fund, and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Emerging Markets Fund, Global Value Fund, and Growth Opportunities Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance was acceptable. Moreover, based on recent changes to the investment management team of Small Cap Fund, the directors concluded that prospects for the performance of that Fund over the long-term appeared favorable.

The cost of services to be provided and profits to be realized by Artisan Partners. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate

43

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners’ history of effective management of the Funds’ business and affairs. It was also concluded that reductions in the investment advisory fee schedule applicable to Value Fund would further enhance the competitiveness of the Fund’s expense ratio. The directors concluded that the costs of services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of the services provided and in comparison to the fees charged by mutual funds considered by Lipper to be within the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Value Fund and Growth Opportunities Fund are expected to benefit from economies of scale as soon as each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. The directors also concluded that shareholders of Value Fund would benefit from economies of scale under the management fee structure in the Advisory Agreement due to reductions in the investment advisory fee schedule proposed by Artisan Partners and approved by the Board. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund, because the Fund closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Comparison of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2011 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

44

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

45

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

46

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

SEMIANNUAL

REPORT

MARCH 31, 2011

ARTISAN EMERGING MARKETS FUND

ARTISAN FUNDS

ADVISOR SHARES

2	SCHEDULE OF INVESTMENTS

5	STATEMENT OF ASSETS AND LIABILITIES

6	STATEMENT OF OPERATIONS

7	STATEMENT OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

9	NOTES TO FINANCIAL STATEMENTS

19	SHAREHOLDER EXPENSE EXAMPLE

20	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

25	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

26	PROXY VOTING POLICIES AND PROCEDURES

27	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

Effective July 1, 2011, Artisan Funds, Inc. will change its name to Artisan Partners Funds, Inc. but will continue to do business as Artisan Funds.

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Advisor Shares of Artisan Emerging Markets Fund. Before investing, investors should consider carefully the Fund’s investment objective, risks and charges and expenses. For more complete information on the Fund, including fees and expenses, please call 866.574.1770 for a free prospectus. Read it carefully before you invest or send money.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2011 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 97.8%

BRAZIL - 19.5%
Banco do Brasil S.A.(1)(2)	107,980	$1,954,374
Banco do Brasil S.A.	274,300	4,964,668
BM&F BOVESPA SA	1,540,900	11,184,066
BR Properties SA	524,000	5,504,303
Companhia Energetica de Minas Gerais- CEMIG, Preferred(3)	385,071	7,356,362
Companhia Vale do Rio Doce	924,262	30,202,050
Empresa Brasileira de Aeronautica S.A.	831,200	6,872,998
Fibria Celulose S.A.(4)	482,200	7,782,421
Fleury SA	448,561	6,662,545
Hypermarcas SA(4)	929,800	12,301,277
Julio Simoes Logistica SA(1)(2)(4)	293,100	1,775,493
Julio Simoes Logistica SA(4)	424,200	2,569,650
Magnesita Refratarios SA(4)	857,700	4,517,943
PDG Realty SA Empreendimentos e Participacoes	1,034,500	5,804,073
Petroleo Brasileiro S.A.	1,991,845	39,796,640
Randon SA Implementos e Participacoes, Preferred(3)	752,100	5,136,383
SLC Agricola SA	385,316	5,413,989
Tim Participacoes S.A., Preferred(3)	1,277,120	5,483,485
Totvs SA	378,000	7,258,322
Wilson Sons Limited (DR)	269,921	4,384,470

		176,925,512
CHILE - 0.8%
Empresa Nacional de Telecomunicaciones S.A.	445,383	7,282,406

CHINA - 13.7%
Ajisen China Holdings Limited	5,459,913	10,528,787
Chaoda Modern Agriculture (Holdings) Limited	10,418,536	6,482,662
China High Precision Automation Group Ltd.	8,369,000	6,068,118
China Mobile Limited	1,819,000	16,755,224
China Rongsheng Heavy Industries Group Holdings Limited(4)	6,444,000	5,608,485
China Yurun Food Group Limited	1,772,000	5,957,126
Digital China Holdings Limited	2,372,000	4,513,129
GOME Electrical Appliances Holdings Limited(4)	31,744,587	11,141,244
Huabao International Holdings Limited	10,769,576	16,614,268

	Shares Held	Value

CHINA (CONTINUED)
Mindray Medical International Limited, Class A (DR)(4)	253,802	$6,395,810
Noah Holdings Ltd. (DR)(4)	414,826	6,068,904
Springland International Holdings Ltd.(4)	7,729,000	5,832,608
Tingyi (Cayman Islands) Holding Corporation	3,764,300	9,243,128
Zhuzhou CSR Times Electric Co., Ltd., H Shares	3,415,200	12,995,985

		124,205,478
COLOMBIA - 0.5%
Grupo de Inversiones Suramericana	246,222	4,891,549

EGYPT - 1.0%
Commercial International Bank Egypt SAE(4)	728,526	4,029,233
Egyptian Financial Group-Hermes Holding	1,235,270	4,551,813
Talaat Moustafa Group(4)	681,937	535,526

		9,116,572
HONG KONG - 0.7%
AIA Group Ltd.(4)	2,202,200	6,780,530

HUNGARY - 0.8%
MOL Hungarian Oil and Gas Nyrt., Class A(4)	58,384	7,463,412

INDIA - 4.8%
Cairn India Ltd.(4)	1,345,400	10,581,882
India Cements Limited	2,658,072	5,722,052
Nagarjuna Construction Company Ltd.	2,785,858	6,321,983
Power Finance Corporation	1,353,137	7,613,008
Reliance Infrastructure Ltd.	447,305	7,053,366
Welspun Corporation Ltd.	1,365,565	6,308,025

		43,600,316
INDONESIA - 3.9%
Indofood CBP Sukses Makmur TBK PT(4)	7,126,000	4,337,387
PT Astra International Tbk	1,818,500	11,904,048
PT Bank Negara Indonesia Tbk	20,336,018	9,283,454
PT Gudang Garam Tbk	872,000	4,191,008
PT Telekomunikasi Indonesia, Series B	6,560,885	5,538,042

		35,253,939
ITALY - 0.9%
Tenaris S.A. (DR)	167,369	8,278,071

KAZAKSTAN - 0.9%
KazMunaiGas Exploration Production (DR)	345,711	7,778,497

2

	Shares Held	Value

KOREA - 10.5%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	269,514	$8,365,880
KB Financial Group, Inc.	162,442	8,514,896
LG Electronics Inc.	94,262	9,022,754
LOCK&LOCK CO., LTD.	105,720	3,686,394
MegaStudy Co., Ltd.	26,977	4,153,713
Samsung Electronics Co., Ltd.	49,075	41,695,519
Shinhan Financial Group Co., Ltd.	250,097	11,365,455
Shinsegae Co., Ltd.	35,940	8,551,292

		95,355,903
MEXICO - 6.8%
America Movil SAB de C.V., Series L	6,587,344	19,156,517
Bolsa Mexicana de Valores SA	2,254,327	4,745,772
Genomma Lab Internacional SA(4)	2,931,346	6,629,412
Grupo Financiero Banorte S.A. de C.V., O Shares	1,849,823	8,709,111
Grupo Televisa S.A., Series CPO (4)	1,666,659	8,202,667
OHL Mexico SAB de CV (4)	3,580,724	6,607,863
Urbi, Desarrollos Urbanos, S.A. de C.V.(4)	3,101,286	7,209,292

		61,260,634
POLAND - 0.8%
Polski Koncern Naftowy Orlen S.A. (4)	399,812	7,413,052

RUSSIA - 6.2%
Eurasia Drilling Company Ltd. (DR)	149,028	5,066,952
Eurasia Drilling Company Ltd., 144A (DR)	26,670	906,780
Globaltrans Investment PLC (DR)	382,391	7,032,170
LSR Group O.J.S.C. (DR)	642,975	6,159,700
LUKOIL (DR)	214,111	15,341,053
Magnitogorsk Iron & Steel Works (DR)	828,402	12,119,521
Mobile TeleSystems (DR)	473,460	10,051,556

		56,677,732
SOUTH AFRICA - 8.0%
ABSA Group Limited	457,017	9,218,030
African Bank Investments Limited	1,301,753	7,285,199
Harmony Gold Mining Company Limited	647,059	9,496,894
Impala Platinum Holdings Limited	555,477	16,072,294
Mondi Limited	816,458	8,001,650
Mr. Price Group Limited	844,224	7,643,565
MTN Group Limited	743,186	15,003,239

		72,720,871
SWEDEN - 0.9%
Alliance Oil Company Ltd. (DR)(4)	416,912	7,939,420

TAIWAN - 10.6%
Cathay Financial Holding Co., Ltd.	3,853,356	6,361,874
Chinatrust Financial Holding Company Ltd.	8,938,299	7,598,914
E Ink Holdings Inc.(4)	5,676,000	9,178,032

	Shares Held	Value

TAIWAN (CONTINUED)
Far Eastern Textile Ltd.	4,613,091	$7,129,886
Hon Hai Precision Industry Co., Ltd.	3,830,656	13,417,359
HTC Corporation	446,620	17,465,968
MediaTek Incorporation	762,794	8,767,598
Taiwan Fertilizer Co., Ltd.	2,256,000	6,636,084
Taiwan Semiconductor Manufacturing Company Ltd.	8,365,647	20,084,494

		96,640,209
THAILAND - 1.3%
Bangkok Bank Public Company Limited (DR)	1,335,600	7,595,411
Bumrungrad Hospital Public Company Limited (DR)	3,128,000	3,930,038

		11,525,449
TURKEY - 3.9%
Bizim Toptan Satis Magazalari AS (4)	269,169	5,491,288
Cimsa Cimento Sanayi ve Ticaret A.S.	637,764	4,192,419
Emlak Konut Gayrimenkul Yatirim (3)	3,620,980	6,238,015
Ford Otomotiv Sanayi A.S.	702,773	6,713,450
Turk Ekonomi Bankasi A.S.	3,720,246	5,180,227
Turkiye Sinai Kalkinma Bankasi A.S.	4,504,055	7,876,007

		35,691,406
UNITED ARAB EMIRATES - 0.5%
Air Arabia	20,289,534	4,198,501

UNITED KINGDOM - 0.8%
Antofagasta plc	319,491	6,975,495

Total common and preferred stocks (Cost $789,903,157)		887,974,954

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 3/31/11, due 4/1/11, maturity value $20,680,006(5) (Cost $20,680,000)	$20,680,000	20,680,000

Total investments - 100.1% (Cost $810,583,157)		908,654,954

Other assets less liabilities - (0.1%)		(1,294,164)

Total net assets - 100.0% (6)		$907,360,790

(1)

The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. and Julio Simoes Logistica SA are freely tradeable outside the United States, where the Fund expects to trade them.

3

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477,126	$1,954,374	0.2%
Julio Simoes Logistica SA	4/20/2010	1,338,815	1,775,493	0.2%

			$3,729,867	0.4%

(2)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $3,729,867, or 0.4% of total net assets.

(3)	Non-voting shares.
(4)	Non-income producing security.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	4.375%	11/15/2039	$21,098,418
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION
	Value	Percentage of Total Net Assets
Consumer Discretionary	$88,156,201	9.7%
Consumer Staples	61,969,157	6.8
Energy	110,565,759	12.2
Financials	158,050,339	17.4
Healthcare	23,617,805	2.6
Industrials	78,999,747	8.7
Information Technology	128,448,539	14.2
Materials	144,487,210	15.9
Telecommunication Services	79,270,469	8.7
Utilities	14,409,728	1.6

Total common and preferred stocks	887,974,954	97.8
Short-term investments	20,680,000	2.3

Total investments	908,654,954	100.1
Other assets less liabilities	(1,294,164)	(0.1)

Total net assets	$907,360,790	100.0%

CURRENCY EXPOSURE
	Value	Percentage of Total Investments
Brazilian real	$176,925,512	19.5%
British pound	6,975,495	0.8
Chilean peso	7,282,406	0.8
Colombian peso	4,891,549	0.5
Egyptian pound	9,116,572	1.0
Hong Kong dollar	118,521,294	13.0
Hungarian forint	7,463,412	0.8
Indian rupee	43,600,316	4.8
Indonesian rupiah	35,253,939	3.9
Korean won	95,355,903	10.5
Mexican peso	61,260,634	6.7
Polish zloty	7,413,052	0.8
South African rand	72,720,871	8.0
Swedish krona	7,939,420	0.9
Taiwan dollar	96,640,209	10.6
Thai baht	11,525,449	1.3
Turkish lira	35,691,406	3.9
U.S. dollar	105,879,014	11.7
United Arab Emirates dirham	4,198,501	0.5

Total investments	$908,654,954	100.0%

REGION ALLOCATION

	9/30/10	3/31/11
Emerging Asia	44.8%	44.8%
Latin America	25.0	27.6
Europe, Middle East & Africa	23.9	22.1
Developed Markets	1.7	3.3

As a percentage of total net assets.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	4.6%
Petroleo Brasileiro S.A.	Brazil	4.4
Companhia Vale do Rio Doce	Brazil	3.3
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	2.2
America Movil SAB de C.V.	Mexico	2.1
HTC Corporation	Taiwan	1.9
China Mobile Limited	China	1.8
Huabao International Holdings Limited	China	1.8
Impala Platinum Holdings Limited	South Africa	1.8
LUKOIL	Russia	1.7

Total		25.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

4

ARTISAN FUNDS, INC.

Statement of Assets and Liabilities – March 31, 2011 (Unaudited)

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$887,974,954
Short-term investments (repurchase agreements), at value	20,680,000

Total investments	908,654,954
Cash	295
Foreign currency	1,405,754
Receivable from investments sold	514,066
Receivable from fund shares sold	1,613,245
Dividends and interest receivable	2,209,083
Other assets	5,499

Total assets	914,402,896

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	69
Payable for investments purchased	6,070,589
Payable for fund shares redeemed	224,950
Payable for operating expenses	208,541
Payable for foreign taxes	532,458
Payable for deferred directors’ compensation	5,499

Total liabilities	7,042,106

Total net assets	$907,360,790

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$826,318,534
Net unrealized appreciation on investments and foreign currency related transactions	97,743,550
Accumulated undistributed net investment loss	(2,693,259)
Accumulated undistributed net realized losses on investments and foreign currency related transactions	(14,008,035)

$907,360,790

SUPPLEMENTARY INFORMATION:
Net assets
Institutional Shares	$486,616,822
Advisor Shares	$420,743,968
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Institutional Shares	30,540,831
Advisor Shares	26,353,757
Net asset value, offering price and redemption price per share
Institutional Shares	$15.93
Advisor Shares	$15.97
Cost of securities of unaffiliated issuers held	$810,583,157
Cost of foreign currency	$1,400,099

The accompanying notes are an integral part of the financial statements.

5

ARTISAN FUNDS, INC.

Statement of Operations – For the Six Months Ended March 31, 2011 (Unaudited)

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$4,543,520
Interest	2,901

Total investment income	4,546,421

EXPENSES:
Advisory fees	3,665,868
Transfer agent fees
Institutional Shares	9,979
Advisor Shares	396,160
Shareholder communications
Institutional Shares	7,080
Advisor Shares	15,708
Custodian fees	288,245
Accounting fees	34,447
Professional fees	31,141
Registration fees
Institutional Shares	20,670
Advisor Shares	87,964
Directors’ fees	7,307
Other operating expenses	7,366

Total operating expenses	4,571,935

Net investment loss	(25,514)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	7,405,246
Foreign currency related transactions	(1,837,032)

5,568,214
Net increase in unrealized appreciation or depreciation on:
Investments	32,181,179
Foreign currency related transactions	236,430

32,417,609

Net gain on investments and foreign currency related transactions	37,985,823

Net increase in net assets resulting from operations	$37,960,309

(1)	Net of foreign taxes withheld $390,263

The accompanying notes are an integral part of the financial statements.

6

ARTISAN FUNDS, INC.

Statement of Changes in Net Assets

	EMERGING MARKETS
	Six Months Ended 3/31/2011(1)	Year Ended 9/30/2010
OPERATIONS:
Net investment income (loss)	$(25,514)	$3,574,960
Net realized gain (loss) on:
Investments	7,405,246	9,711,870
Foreign currency related transactions	(1,837,032)	(1,401,436)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	32,181,179	43,790,024
Foreign currency related transactions	236,430	(483,849)

Net increase in net assets resulting from operations	37,960,309	55,191,569

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Institutional Shares	(3,345,019)	(988,454)
Advisor Shares	(1,834,920)	(508,663)
Net realized gains on investment transactions:
Institutional Shares	-	-
Advisor Shares	-	-

Total distributions paid to shareholders	(5,179,939)	(1,497,117)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	354,784,388	311,692,460

Total increase in net assets	387,564,758	365,386,912
Net assets, beginning of period	519,796,032	154,409,120

Net assets, end of period	$907,360,790	$519,796,032

Accumulated undistributed net investment income (loss)	$(2,693,259)	$2,512,194

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

7

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share, The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions) held throughout the entire period.

	ARTISAN EMERGING MARKETS FUND
	Advisor Shares

	Year or Period Ended

	3/31/2011(1)	9/30/2010	9/30/2009	9/30/2008(2)

Net Asset Value Beginning of Period	$15.24	$13.03	$11.16	$17.43
Net Investment Income (Loss)(3)	(0.01)	0.18	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	0.84	2.12	1.93	(6.31)

Total Income (Loss) from Investment Operations	0.83	2.30	2.00	(6.27)

Dividends from Net Investment Income	(0.10)	(0.09)	(0.12)	-
Distributions from Net Realized Gains	-	-	(0.01)	-

Total Distributions	(0.10)	(0.09)	(0.13)	-

Net Asset Value End of Period	$15.97	$15.24	$13.03	$11.16

Total Return(4)	5.45%	17.75%	18.64%	(35.97)%
Net Assets End of Period (millions)	$420.7	$235.6	$50.4	$3.2
Ratio of Expenses to Average Net Assets(5)(6)	1.47%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(5)(6)	(0.16)%	1.28%	0.70%	0.93%
Portfolio Turnover Rate(4)	15.15%	25.89%	56.88%	42.24%

(1)	Unaudited. For the six months ended March 31, 2011.
(2)	For the period from commencement of operations (June 2, 2008) through September 30, 2008.
(3)	Computed based on average shares outstanding.
(4)	Periods less than twelve months (where applicable) are not annualized.
(5)	Periods less than twelve months (where applicable) are annualized.
(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by Artisan Partners Limited Partnership (the “Adviser”) or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
9/30/2010	1.73%	1.04%
9/30/2009	3.00%	(0.80)%
9/30/2008	9.73%	(7.30)%

The accompanying notes are an integral part of the financial statements.

8

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2011 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Effective July 1, 2011, Artisan Funds, Inc. will change its name to Artisan Partners Funds, Inc. but will continue to do business as Artisan Funds. Artisan Funds is a series comprised of twelve open-end, diversified mutual funds. Artisan Emerging Markets Fund (the “Fund”) commenced operations on June 26, 2006. The Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. The financial statements of Institutional Shares are presented in a separate report.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

The Fund is managed by Artisan Partners Limited Partnership (the “Adviser”). The Adviser is wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”).

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of the Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of the Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of the Fund.

In determining NAV, each equity security traded on a securities exchange, including over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing

9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices are available, at the mean of the most recent bid and ask quotation on the principal exchange.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund generally invested a significant portion, and perhaps as much as substantially all, of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invested were sometimes open on days when the NYSE was not open and the Fund did not calculate its NAV, and sometimes were not open on days when the Fund did calculate its NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculates its NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculated its NAV.

The valuation committee concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research

10

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Fund as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Fair Value Measurements – Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

11

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, etc. Securities primarily traded outside the U.S., whose values were adjusted as a result of significant market movements, are classified as level 2.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2011:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities(1)	$887,974,954	$-	$-	$887,974,954
Repurchase Agreements	-	20,680,000	-	20,680,000
Total	$887,974,954	$20,680,000	$-	$908,654,954

(1)	See Fund’s Schedule of Investments for country classifications.

As of March 31, 2011, there were no significant transfers between Level 1, Level 2, and Level 3 securities.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since the Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Fund may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Fund has analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2007 through 2010) and has concluded that as of March 31, 2011, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Fund may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” on the accompanying Statement of Operations. The amount of foreign tax owed, including withholding taxes of foreign dividends, is included in “Payable for foreign taxes” on the accompanying Statement of Assets and Liabilities.

(d)

Portfolio transactions – In determining the Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable regulations. However, for financial reporting

12

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Fund may enter into foreign currency contracts to facilitate the purchase and sale of non-U.S. securities. These foreign currency contracts generally settle within three business days. The Fund also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Fund could be exposed to loss if the counterparties fail to perform under these contracts. For the period ended March 31, 2011, the Fund entered only into spot contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – The Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Fund’s custodian and in the event of default on the obligation of the counterparty to repurchase, the Fund had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

13

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(g)	Depositary receipts – The Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)	Equity-linked participation certificates – The Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(i)	Transfer agent and authorized agent fees – The Fund paid fees to, and reimbursed expenses of, the Fund’s transfer agent. In addition, the Fund has authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Advisor Shares on the Fund’s behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the authorized agent provided such services, or was a percentage (as of March 31, 2011, up to 0.40% annually) of the average value of Fund shares held in such accounts. The Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund’s transfer agent. The balance of the fees incurred was paid by the Adviser. The Fund’s expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statement of Operations. The table below shows the portion of the total fees and expenses to the Fund’s transfer agent and the fees to authorized agents incurred by each class of the Fund during the period ended March 31, 2011.

	Six Months Ended 3/31/11
	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Institutional Shares	$9,979	$-	$9,979
Advisor Shares	31,347	364,813	396,160

(j)	Commission recapture – The Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. The Fund received no commission recapture rebates for the period ended March 31, 2011.

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

14

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(l)	Indemnifications – In the normal course of business, the Fund has entered into contracts in which the Fund agrees to indemnify the other party or parties against various potential costs or liabilities. The Fund’s maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Fund.

(m)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Fund. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Fund. In exchange for those services, Emerging Markets Fund paid a monthly management fee to the Adviser at the annual rate of 1.05% of the Fund’s average daily net assets.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from Artisan Funds.

Prior to April 1, 2011, each director who was not an affiliated person of the Adviser received an annual retainer of $180,000, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increased by $10,000 with each new series of Artisan Fund. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director

15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

received an annual retainer of $30,000, payable quarterly. Effective April 1, 2011, each director who was not an affiliated person of the Adviser receives an annual retainer of $200,000, payable quarterly, which will increase by $10,000 with each new series of Artisan Funds. The additional annual retainer fees for the non-interested chair of the board of directors and each non-interested chair of a board committee were not changed from the prior period. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from Artisan Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. The Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Fund, and did not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Fund were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires in August 2011, under which each Fund may borrow up to $75 million, provided that such borrowing does not exceed the least of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money), after giving effect to the loan, (b) the maximum amount the Fund may borrow under applicable law, (c) the limitations included in the Fund’s prospectus, or (d) any limitations on borrowings in any agreement with any governmental authority or regulator; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.125% on the unused portion of the line of credit and interest was charged on any borrowings at the current Federal Funds rate plus 1.25%. SSB agreed to waive 0.025% of the commitment fee by reducing the Funds’ custody expenses. The commitment fee and the related waiver are allocated to each Fund based on net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2011, there were no borrowings under the line of credit for the Fund.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the period ended March 31, 2011 were $454,819,199 and $102,555,587, respectively.

16

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(6)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2011 were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
$822,697,981	$110,613,024	$(24,656,051)	$85,956,973

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2011 and the year ended September 30, 2010 were as follows:

Six Months Ended 3/31/11		Year Ended 9/30/10
Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
$5,179,939	$ -	$1,497,117	$ -

The classification of the distributions made through March 31, 2011 for federal income tax purposes are preliminary; final classification of the distributions will be determined as of the Fund’s fiscal year end.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of U.S. generally accepted accounting principles. These differences were due to differing treatments for such items as net short- term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses.

Additional tax information as of and for the year ended September 30, 2010 follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
$4,825,565	$ -	$ -

As of September 30, 2010, the Fund had capital loss carryovers of $4,542,143 and $6,358,806 with expiration dates of 2017 and 2018, respectively.

17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(7)	Fund share activities:

Capital share transactions for the Fund were as follows:

Six months ended March 31, 2011	Institutional Shares	Advisor Shares
Proceeds from shares issued	$183,670,857	$189,335,569
Net asset value of shares issued in reinvestment of dividends and distributions	3,270,228	1,763,497
Cost of shares redeemed(1)	(2,439,048)	(20,816,715)

Net increase from fund share transactions	$184,502,037	$170,282,351

Shares sold	11,829,702	12,105,319
Shares issued in reinvestment of dividends and distributions	208,694	112,253
Shares redeemed	(160,929)	(1,324,547)

Net increase in capital shares	11,877,467	10,893,025

Year ended September 30, 2010	Institutional Shares	Advisor Shares
Proceeds from shares issued	$173,420,897	$177,492,508
Net asset value of shares issued in reinvestment of dividends and distributions	983,707	499,770
Cost of shares redeemed(1)	(23,531,254)	(17,173,168)

Net increase from fund share transactions	$150,873,350	$160,819,110

Shares sold	12,304,761	12,812,565
Shares issued in reinvestment of dividends and distributions	73,686	37,352
Shares redeemed	(1,700,418)	(1,260,856)

Net increase in capital shares	10,678,029	11,589,061

(1)	Net of redemption fees of:

	3/31/2011	9/30/2010
Institutional Shares	$10,952	$1,851
Advisor Shares	9,493	1,609

(8)	Subsequent Events

The Fund evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

18

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

Actual Expenses

The first line below the Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below the Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for the six months ended March 31, 2011 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period 10/1/2010-3/31/2011(1)
Artisan Emerging Markets Fund - Advisor Shares
Actual	$1,000.00	$1,054.50	$7.53
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.39

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2011 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2011
Artisan Emerging Markets Fund - Advisor Shares	1.47%

19

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); May 15, 2008 (Growth Opportunities Fund); February 9, 2006, as amended December 1, 2010 (Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The investment advisory and sub-advisory agreements for Global Equity Fund dated February 9, 2010 continue through November 30, 2011, and so were not considered at the meetings described below. Artisan Partners, a Delaware limited partnership, is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 28, 2010 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2010 through November 30, 2011. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. The directors were also presented with a related proposal to lower the investment advisory fee schedule applicable to Value Fund.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners

20

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

provided materials to the directors in response to that request, other information Artisan Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. In the case of Value Fund, Artisan Partners provided an additional report prepared by Lipper showing how the Fund would compare to its current peer group if the proposed lower advisory fee schedule had been in place. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation structure for Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

21

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the structure of the advisory fees, including the method of computing fees and the frequency of payment of fees; a comparison of the advisory fees charged by Artisan Partners to the Funds with the advisory fees charged by other advisory organizations for managing mutual funds and other accounts, especially funds and accounts having similar investment goals and providing similar service; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic advisory fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners for managing other accounts including other mutual funds to which Artisan Partners provides sub-advisory services, with similar investment goals, including an explanation of any material differences, as well as any differences attributable to variations in service levels; information regarding other expenses, including expenses incurred by each of: (a) Artisan Partners, as adviser and administrator, (b) Artisan Distributors LLC, as the principal underwriter and (c) the Funds; custodian, shareholder servicing and transfer agent fees; and information regarding payments to financial intermediaries;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including receipt of research paid for with commissions and the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability and financial arrangements between Artisan Partners and its parent organization;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; Artisan Partners’ profit margins; and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•	Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and

22

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel to discuss the materials presented.

On November 8, 2010, the independent directors again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 9, 2010. At the November 9th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 8th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 8th and 9th meetings provided a strong basis for considering the continuation of the Advisory Agreements (as amended in the case of Value Fund). The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Value Fund, and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term periods. The directors also concluded that each of Emerging Markets Fund, Global Value Fund, and Growth Opportunities Fund had adhered to its investment strategy and performed satisfactorily or better since inception periods. In addition, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance was acceptable. Moreover, based on recent changes to the investment management team of Small Cap Fund, the directors concluded that prospects for the performance of that Fund over the long-term appeared favorable.

The cost of services to be provided and profits to be realized by Artisan Partners. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. It was also concluded that reductions in the investment advisory fee schedule applicable to Value

23

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Fund would further enhance the competitiveness of the Fund’s expense ratio. The directors concluded that the costs of services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of the services provided and in comparison to the fees charged by mutual funds considered by Lipper to be within the same peer category or universe.

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, and Small Cap Value Fund have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. The directors concluded that the shareholders of each of Global Value Fund and Growth Opportunities Fund are expected to benefit from economies of scale as soon as each Fund’s assets reach the level at which the Fund will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreements. The directors also concluded that shareholders of Value Fund would benefit from economies of scale under the management fee structure in the Advisory Agreement due to reductions in the investment advisory fee schedule proposed by Artisan Partners and approved by the Board. It was also concluded that Artisan Partners had not achieved (nor was it likely to achieve) economies of scale in the management of International Small Cap Fund, because the Fund closed at a small asset level. The directors also concluded that Artisan Partners had appropriately put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Comparison of the services to be rendered and the amounts to be paid under the investment advisory agreement with those under other investment advisory agreements. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to the fees charged and the array of services offered to other Artisan Partners clients, including its separate account clients.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2012 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

24

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI Inc. as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Fund’s data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

25

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 866.574.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on the Fund’s website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Fund’s website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

26

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

27

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 866.574.1770

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2011 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Board of Directors of Artisan Funds, Inc. (the “Board”) recently approved changes to the procedures by which shareholders may recommend nominees to the Board. Effective May 10, 2011, a shareholder nominee recommendation received when the Governance and Nominating Committee of the Board is not actively recruiting new directors will be kept on file for two years after receipt of the recommendation.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable for semiannual reports

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ERIC R. COLSON
Eric R. Colson
Principal Executive Officer

Date:	June 3, 2011

By:	/S/ GREGORY K. RAMIREZ
Gregory K. Ramirez
Principal Financial Officer

Date:	June 3, 2011